UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.1% of Net Assets
Non-Convertible Bonds – 75.7%
	ABS Other – 0.4%
$ 29,524,776	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)(c)	$29,185,242
17,991,625	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(d)	11,442,674
7,035,951	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(d)	2,027,761
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(d)(e)	472,482
14,463,957	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(c)	13,900,100

		57,028,259

	Aerospace & Defense – 1.4%
11,795,000	Arconic, Inc., 5.900%, 2/01/2027	12,296,288
2,050,000	Arconic, Inc., 5.950%, 2/01/2037	1,994,138
6,490,000	Arconic, Inc., 6.750%, 1/15/2028	6,957,280
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	34,530,900
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	95,340
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,026,235
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,007,240
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	294,250
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	25,214,287
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	832,563
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	27,550,250
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	5,088,863
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	32,913,404
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	27,140,771

		187,941,809

	Airlines – 0.9%
112,294	Continental Airlines Pass Through Certificates, Series 1997-4, Class B, 6.900%, 7/02/2018	113,417
3,816,745	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	3,959,873
3,587,805	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,664,692

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	$33,763,600
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,194
637,666	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	677,520
6,328,711	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,455,285
282,958	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	312,417
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	58,432,000
4,992,662	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	5,066,454
7,285,620	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	7,431,333

		119,877,785

	Automotive – 0.5%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,788,323
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,784,759
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,767,573
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,905,711
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,288,268
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,573,060
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,973,950

		66,081,644

	Banking – 7.3%
59,285,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	59,483,012
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	41,372,772
16,525,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	12,558,089
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	33,965,801
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	24,198,000
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,825,732
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	37,387,837
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	28,156,438
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,161,168

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	$21,361,061
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,410,468
26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	24,440,072
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	48,744,532
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.234%, 9/14/2018, (EUR)(g)	1,683,904
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,946,428
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,078,127
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,779,150
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	48,373,229
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	39,774,102
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	56,393,063
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	108,483,898
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	110,331,971
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,734,725
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	143,446,184
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,925,930
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	52,831,472
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,765,351
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	7,819,577

		992,432,093

	Brokerage – 1.2%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,786,140
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	29,695,050
19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	20,452,773
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	53,656,157
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	30,055,245
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,597,169

		164,242,534

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 0.6%
$15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	$14,475,162
15,272,000	Masco Corp., 6.500%, 8/15/2032	16,564,317
15,030,000	Masco Corp., 7.125%, 3/15/2020	16,908,750
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,911,820
10,950,000	Owens Corning, 7.000%, 12/01/2036	12,982,911
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,634,547

		75,477,507

	Cable Satellite – 0.4%
965,000	DISH DBS Corp., 5.000%, 3/15/2023	960,175
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	30,552,001
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,606,011
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	570,548
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,135,516

		49,824,251

	Chemicals – 2.6%
109,145,000	Chemours Co. (The), 6.625%, 5/15/2023	108,053,550
23,615,000	Chemours Co. (The), 7.000%, 5/15/2025	23,260,775
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	56,305,000
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	21,250,000
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(b)(d)	13,587,600
4,955,000	Hexion, Inc., 8.875%, 2/01/2018	4,930,225
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(b)(d)	4,861,150
3,390,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,644,200
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	118,506,401
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,007,867
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,947,725

		362,354,493

	Construction Machinery – 0.2%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(b)(c)	29,645,882

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – 0.1%
$1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	$1,042,500
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,387,248

		10,429,748

	Consumer Products – 0.1%
15,036,000	Avon Products, Inc., 8.950%, 3/15/2043	13,194,090

	Diversified Manufacturing – 0.6%
64,245,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	45,135,341
45,800,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	31,890,350
11,695,000	General Electric Co., Series A, MTN, 1.180%, 5/13/2024(g)	11,002,305

		88,027,996

	Electric – 1.5%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	3,037,178
53,552,996	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	58,430,281
66,179,285	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(c)	19,683,043
1,476,855	CE Generation LLC, 7.416%, 12/15/2018	1,380,859
12,250,000	Dynegy, Inc., 5.875%, 6/01/2023	10,626,875
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024	64,422,788
38,973,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	39,827,288
8,663,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,866,590
534,107	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	534,107
48,675	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	47,982

		208,856,991

	Finance Companies – 4.2%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/30/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,507,375
19,330,000	iStar, Inc., 4.875%, 7/01/2018	19,305,838
20,395,000	iStar, Inc., 5.000%, 7/01/2019	20,471,481
34,525,000	iStar, Inc., 5.850%, 3/15/2017	34,680,362
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,795,500
30,220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	30,220,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$2,830,000	Navient Corp., 5.875%, 10/25/2024	$2,688,500
150,996(††)	Navient Corp., 6.000%, 12/15/2043	3,341,541
73,050,000	Navient Corp., MTN, 6.125%, 3/25/2024	70,949,812
23,623,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	23,623,000
27,420,000	Navient LLC, 5.500%, 1/25/2023	26,597,400
2,950,000	Navient LLC, MTN, 7.250%, 1/25/2022	3,123,313
51,024,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	42,094,800
74,340,000	Springleaf Finance Corp., 5.250%, 12/15/2019	74,897,550
136,332,000	Springleaf Finance Corp., 7.750%, 10/01/2021	143,830,260
77,845,000	Springleaf Finance Corp., 8.250%, 10/01/2023	81,348,025

		580,474,757

	Food & Beverage – 0.0%
1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,113,707

	Government Owned—No Guarantee – 0.5%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	29,074,721
31,880,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	27,853,556
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	17,988,432

		74,916,709

	Healthcare – 1.5%
3,240,000	BioScrip, Inc., 8.875%, 2/15/2021	2,430,000
1,645,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,143,275
27,204,000	HCA, Inc., 7.050%, 12/01/2027	27,884,100
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,197,700
45,324,000	HCA, Inc., 8.360%, 4/15/2024	51,442,740
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,482,160
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,161,645
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	333,325
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	855,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	$1,417,488
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	12,741,300
37,850,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	33,402,625
34,938,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	26,945,932
1,300,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,355,250
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	934,065
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	698,625

		211,425,755

	Home Construction – 0.9%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,495,775
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(c)	12,546,750
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	35,088,565
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	50,500,800
13,360,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	13,593,800

		119,225,690

	Independent Energy – 1.3%
1,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	1,168,158
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,602,556
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,714,600
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	5,742,427
15,760,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	15,366,000
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(e)	251,850
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(e)	104,300
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,932,515
1,709,000	California Resources Corp., 6.000%, 11/15/2024	1,253,979
30,900,000	California Resources Corp., 8.000%, 12/15/2022, 144A	27,501,000
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,674,437
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$1,940,000
2,030,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	2,070,600
8,471,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,814,497
1,597,000	Continental Resources, Inc., 4.500%, 4/15/2023	1,565,060
1,775,000	EQT Corp., 8.125%, 6/01/2019	1,997,106
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	129,050
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	87,875
235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	212,675
370,000	Noble Energy, Inc., 5.625%, 5/01/2021	383,028
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,976,375
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	294,000
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,280,675
15,445,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	8,031,400
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	9,761,250
23,125,000	Sanchez Energy Corp., 6.125%, 1/15/2023	21,968,750
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	12,637,350
90,000	SM Energy Co., 5.000%, 1/15/2024	84,825
19,546,000	SM Energy Co., 6.125%, 11/15/2022	19,790,325
2,845,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	2,833,165
1,965,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,965,000

		174,149,978

	Industrial Other – 0.0%
4,415,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	4,668,863
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	166,600

		4,835,463

	Life Insurance – 2.1%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,788,318
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	72,345,450

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	$1,531,305
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(c)	16,670,040
5,035,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	4,103,525
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	26,074,125
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,760,800
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	15,618,625
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	69,071,036
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	57,388,686
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	14,431,959

		286,783,869

	Local Authorities – 1.6%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	28,657,185
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	76,521,438
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	107,644,155
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,048,003
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,130,309

		215,001,090

	Media Entertainment – 0.7%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	5,889,269
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,180,300
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	48,987,750
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	32,728,312
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,515,238
1,976,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	1,985,880

		94,286,749

	Metals & Mining – 2.1%
8,456,540	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(d)(i)(j)	3,383
35,180,000	ArcelorMittal, 7.750%, 3/01/2041	37,466,700
3,635,000	ArcelorMittal, 8.000%, 10/15/2039	3,988,831

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	$3,901,103
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	24,948,784
28,838,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	29,991,520
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(c)(i)	2,746,400
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	99,460
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,400,250
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	20,541,012
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	72,775,500
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,459,375
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,067,432
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,416,188
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	39,709,950
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,558,459

		293,074,347

	Midstream – 0.8%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	755,000
9,050,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	9,050,000
7,500,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	8,392,838
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	230,598
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,188,037
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	217,300
26,020,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/2017	26,051,770
7,325,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,432,861
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,541,864
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,577,921
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	18,460,509

		110,898,698

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – 0.0%
$46,560	FHLMC, 5.000%, 12/01/2031	$50,860

	Natural Gas – 0.2%
4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	4,762,993
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	22,159,434
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,348,064

		28,270,491

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
11,160,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(g)	11,024,062
15,727,602	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	11,702,723
38,407,254	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(c)	38,767,322

		61,494,107

	Oil Field Services – 1.0%
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	12,032,625
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,287,570
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	15,000,000
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(c)(i)	5,164,600
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(c)(i)	8,237,600
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,350
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	10,150
11,958	Precision Drilling Corp., 6.625%, 11/15/2020	12,137
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019	73,750
10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	652,000
36,860,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	37,205,747
51,710,000	Transocean, Inc., 5.550%, 10/15/2022	45,375,525
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	1,294,250

		132,355,304

	Packaging – 0.0%
3,589,659	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	3,706,322

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – continued
$1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	$1,700,738

		5,407,060

	Paper – 1.0%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	52,330,623
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,919,232
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,809,772
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	32,817,055
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,964,356
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,773,489

		132,614,527

	Property & Casualty Insurance – 0.1%
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,780,000
80,000	MBIA Insurance Corp., 12.140%, 1/15/2033(e)(g)	36,800
13,985,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(e)(g)	6,433,100
1,140,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(f)	1,147,125

		9,397,025

	Railroads – 0.1%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(c)	7,209,045
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)(c)	61,972

		7,271,017

	Real Estate Operations/Development – 0.1%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	7,868,505

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	1,708,453

	Retailers – 0.9%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,309,554
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,322,717
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,638,125
8,524,000	Foot Locker, Inc., 8.500%, 1/15/2022	9,994,390

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	$7,857,281
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	31,101,012
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,882,300
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,787,395
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,614,665
815,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	128,363
24,302,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	23,876,715

		118,512,517

	Sovereigns – 0.4%
65,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	62,888
58,860,000	Portugal Government International Bond, 5.125%, 10/15/2024	56,947,050

		57,009,938

	Supermarkets – 1.6%
107,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	101,526,075
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	26,790,514
25,737,000	New Albertson’s, Inc., 8.000%, 5/01/2031	24,643,177
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	6,989,775
21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	18,981,160
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,620,850
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	35,850,975

		218,402,526

	Supranational – 1.3%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	14,805,102
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	133,226,883
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	31,862,558

		179,894,543

	Technology – 1.6%
238,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	246,925
75,630,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	78,844,275

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$16,460,000	Amkor Technology, Inc., 6.375%, 10/01/2022	$17,159,550
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,795,056
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,664,922
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	78,236,720
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,549,357
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,541,895
2,783,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	3,414,463
8,080,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	8,888,000

		214,341,163

	Transportation Services – 0.2%
20,994,000	APL Ltd., 8.000%, 1/15/2024(b)(c)	13,567,372
1,779,299	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(k)	1,819,333
7,020,300	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(k)	7,160,706

		22,547,411

	Treasuries – 27.3%
202,515,000	Canadian Government International Bond, 0.250%, 5/01/2017, (CAD)	150,690,527
545,500,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	402,706,696
254,495,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	191,135,194
6,575,000	Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	6,782,753
980,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	821,160
2,040,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	1,377,158
1,290,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	861,328
310,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	203,951
3,710,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	2,427,571
4,825,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	3,169,360
465,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	303,692
6,200,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	4,061,281
2,331,740,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	15,406,139

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
5,523,835,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	$35,296,648
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	36,810,447
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	40,240,932
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	22,051,266
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	48,779,672
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	197,892,328
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,872,710
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	634,996
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	192,426,495
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	101,122,117
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	101,413,953
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	58,552,228
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	98,601,913
1,317,525,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	154,639,278
1,096,778,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	138,238,723
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	68,019,710
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	27,703,262
150,000,000		U.S. Treasury Note, 0.500%, 3/31/2017	150,006,900
275,000,000		U.S. Treasury Note, 0.500%, 7/31/2017	274,720,600
300,000,000		U.S. Treasury Note, 0.625%, 6/30/2018	298,113,300
150,000,000		U.S. Treasury Note, 0.750%, 1/31/2018	149,683,650
150,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	149,074,200
600,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	595,945,200

			3,736,787,338

		Wireless – 0.9%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	12,306,497
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,069,748
53,182,000		Sprint Capital Corp., 6.875%, 11/15/2028	52,517,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	$9,240,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	27,890,623
10,853,000	Sprint Corp., 7.125%, 6/15/2024	11,178,590
2,268,000	Sprint Corp., 7.250%, 9/15/2021	2,409,750

		121,612,433

	Wirelines – 5.1%
75,360,000	AT&T, Inc., 2.625%, 12/01/2022	72,256,600
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	59,365,818
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,360,790
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	3,677,332
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	9,849,892
10,765,000	CenturyLink, Inc., 6.450%, 6/15/2021	11,330,163
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	9,959,525
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,329,988
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,060,387
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,404,000
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	11,901,067
8,735,000	Embarq Corp., 7.995%, 6/01/2036	8,189,063
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	20,603,387
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,598,487
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	46,500
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,338,963
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,057,100
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,275,138
305,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(i)	96,456
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	7,656,626
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	13,993,443
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	58,426,665

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$16,601,400
41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	37,846,900
32,321,000	Qwest Corp., 6.875%, 9/15/2033	30,860,446
10,785,000	Qwest Corp., 7.250%, 9/15/2025	11,569,576
785,000	Qwest Corp., 7.250%, 10/15/2035	743,360
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	58,611,700
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	30,899,980
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	5,905,413
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,762,324
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	26,694,466
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,074,188
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	21,934,971
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	71,372,874

		692,654,988

	Total Non-Convertible Bonds (Identified Cost $11,255,739,366)	10,339,802,100

Convertible Bonds – 6.9%
	Building Materials – 0.1%
1,015,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	945,219
415,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	427,191
14,067,000	KB Home, 1.375%, 2/01/2019	13,688,949

		15,061,359

	Cable Satellite – 1.4%
170,470,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	194,016,169

	Chemicals – 0.1%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	7,102,256

	Consumer Products – 0.0%
675,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	634,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Diversified Manufacturing – 0.2%
$25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$32,242,809

	Healthcare – 0.3%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	37,595,250

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	35,954,471

	Metals & Mining – 0.0%
2,005,000	TimkenSteel Corp., 6.000%, 6/01/2021	2,916,022

	Midstream – 0.3%
33,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	32,530,575
10,327,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	10,365,726
2,955,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	3,198,788
		46,095,089
	Pharmaceuticals – 0.1%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	2,355,889
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	3,432,422

		5,788,311

	Property & Casualty Insurance – 0.4%
47,743,000	Old Republic International Corp., 3.750%, 3/15/2018	59,738,429
	Technology – 3.7%
14,865,000	Ciena Corp., 3.750%, 10/15/2018, 144A	20,077,040
244,743,000	Intel Corp., 3.250%, 8/01/2039	431,512,502
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	2,815,772
6,962,350	Liberty Interactive LLC, 3.500%, 1/15/2031	6,530,447
11,900,000	Nuance Communications, Inc., 1.000%, 12/15/2035	10,778,544
1,231,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,193,301
13,345,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	14,095,656
15,405,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	15,924,919

		502,928,181

	Total Convertible Bonds (Identified Cost $681,992,380)	940,072,846

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 1.5%
	District of Columbia – 0.1%
$5,610,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$7,458,102

	Illinois – 0.1%
25,725,000	State of Illinois, 5.100%, 6/01/2033	22,736,270

	Michigan – 0.1%
18,050,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	16,617,733

	Virginia – 0.8%
135,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	107,551,188

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	57,303,725

	Total Municipals (Identified Cost $249,487,065)	211,667,018

	Total Bonds and Notes (Identified Cost $12,187,218,811)	11,491,541,964

Senior Loans – 1.6%
	Automotive – 0.1%
9,328,503	IBC Capital Ltd., 1st Lien Term Loan, 4.985%, 9/09/2021(g)	9,211,897
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(g)	7,241,459

		16,453,356

	Chemicals – 0.4%
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.750%, 8/01/2022(g)	7,931,482
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(g)	47,993,825

		55,925,307

	Consumer Cyclical Services – 0.5%
37,618,249	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(g)	33,762,379
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(g)	36,139,937

		69,902,316

	Diversified Manufacturing – 0.1%
12,612,047	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(g)	6,526,735

	Financial Other – 0.1%
16,687,651	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(g)	15,185,762

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Entertainment – 0.0%
$2,464,706	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(g)	$2,455,463

	Natural Gas – 0.0%
1,855,219	Southcross Holdings Borrower LP, Exit Term Loan B, 3.500%, 4/13/2023(g)	1,406,869

	Oil Field Services – 0.1%
3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(g)	2,529,072
8,124,988	Paragon Offshore Finance Co., Term Loan B, 5.500%, 7/18/2021(b)(c)(g)(i)	2,979,189
3,792,127	Petroleum Geo-Services ASA, New Term Loan B, 3.498%, 3/19/2021(g)	3,045,306
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(g)	2,485,093

		11,038,660

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	4,502,375

	Retailers – 0.0%
4,505,757	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(g)	4,385,588

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(g)	6,009,210

	Transportation Services – 0.0%
4,544,772	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(g)	4,425,472

	Wirelines – 0.2%
19,347,093	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(g)	19,310,914

	Total Senior Loans (Identified Cost $264,090,371)	217,528,027

Shares
Common Stocks – 9.2%
	Automobiles – 1.9%
21,480,222	Ford Motor Co.	260,555,093

	Diversified Telecommunication Services – 0.2%
307,212	Hawaiian Telcom Holdco, Inc.(e)	7,612,713
83,151	Level 3 Communications, Inc.(e)	4,686,390
1,759,489	Telefonica S.A., Sponsored ADR	16,187,299

		28,486,402

	Energy Equipment & Services – 0.0%
7,738	Basic Energy Services, Inc.(e)	273,538
486,727	Hercules Offshore, Inc.(e)	—

		273,538

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 0.1%
256,311	Newell Brands, Inc.	$11,444,286

	Internet Software & Services – 0.0%
559,124	Dex Media, Inc.(d)(e)	1,341,898

	Metals & Mining – 0.3%
6,559,672	ArcelorMittal, (Registered)(e)	47,885,606

	Oil, Gas & Consumable Fuels – 0.1%
1,033,462	Chesapeake Energy Corp.(e)	7,254,903
34,524	Halcon Resources Corp.(e)	322,454
18,903	Pacific Exploration and Production Corp.(e)	826,853
748,029	Repsol S.A., Sponsored ADR	10,547,209
231,675	Rex Energy Corp.(e)	109,165
2,021	Southcross Holdings Group LLC(d)(e)	—
2,021	Southcross Holdings LP, Class A(d)(e)	717,455

		19,778,039

	Pharmaceuticals – 1.5%
3,414,069	Bristol-Myers Squibb Co.	199,518,192

	REITs—Diversified – 0.2%
68,727	NexPoint Residential Trust, Inc.	1,535,361
647,982	Weyerhaeuser Co.	19,497,779

		21,033,140

	Semiconductors & Semiconductor Equipment – 4.9%
18,520,348	Intel Corp.	671,733,022

	Total Common Stocks (Identified Cost $881,226,703)	1,262,049,216

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.3%
	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	30,130,276
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	14,854,770

		44,985,046

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	727,646

	Electric – 0.2%
430,351	AES Trust III, 6.750%	21,689,690

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,171,502

	Midstream – 0.5%
257,387	Chesapeake Energy Corp., 4.500%(e)	11,929,887

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – continued
476,844	Chesapeake Energy Corp., 5.000%(e)	$22,163,709
39,322	Chesapeake Energy Corp., 5.750%, 144A(e)	21,971,168
3,044	Chesapeake Energy Corp., 5.750%(e)	1,700,835
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A(e)	9,039,416

		66,805,015

	REITs—Health Care – 0.1%
172,150	Welltower, Inc., 6.500%	10,359,987

	REITs—Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,765,420

	REITs—Mortgage – 0.0%
58,431	iStar, Inc., Series J, 4.500%	3,038,412

	Technology – 0.1%
89,815	Belden, Inc., 6.750%	9,490,751

	Total Convertible Preferred Stocks (Identified Cost $209,734,823)	179,033,469

Non-Convertible Preferred Stocks – 0.5%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	122,393
100	Entergy Arkansas, Inc., 4.320%	9,447
5,000	Entergy Mississippi, Inc., 4.360%	494,219
665	Entergy New Orleans, Inc., 4.360%	67,040
200	Entergy New Orleans, Inc., 4.750%	20,725
50,100	Southern California Edison Co., 4.780%	1,260,015

		1,973,839

	Finance Companies – 0.1%
67,611	iStar, Inc., Series E, 7.875%	1,639,567
64,123	iStar, Inc., Series F, 7.800%	1,563,319
16,004	iStar, Inc., Series G, 7.650%	384,096
149,767	SLM Corp., Series A, 6.970%	7,668,070

		11,255,052

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	$381,700

	Metals & Mining – 0.3%
1,182,307	Arconic, Inc., 5.375%	35,646,556

	REITs—Office Property – 0.0%
2,318	Highwoods Realty LP, Series A, 8.625%	2,723,650

	REITs—Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	10,399,220

	Total Non-Convertible Preferred Stocks (Identified Cost $76,079,666)	62,380,017

	Total Preferred Stocks (Identified Cost $285,814,489)	241,413,486

Closed-End Investment Companies – 0.0%
170,002	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	3,870,946

Warrants – 0.0%
65,618	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(e) (Identified Cost $– )	150,921

Principal Amount (‡)
Short-Term Investments – 1.8%
3,009,646	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $3,009,646 on 1/03/2017 collateralized by $3,035,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,069,894 including accrued interest(l)	3,009,646
187,628,440	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $187,629,066 on 1/03/2017 collateralized by $196,810,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $191,385,715 including accrued interest(l)	187,628,440
50,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(m)	49,853,750

	Total Short-Term Investments (Identified Cost $240,484,839)	240,491,836

	Total Investments – 98.5% (Identified Cost $13,868,643,150)(a)	13,457,046,396
	Other assets less liabilities – 1.5%	206,503,890

	Net Assets – 100.0%	$13,663,550,286

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$314,280,002	2.3%	$43,434,442	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $13,933,189,970 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,175,946,401
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,652,089,975)

Net unrealized depreciation	$(476,143,574)

(b)	Illiquid security.
(c)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $314,280,002 or 2.3% of net assets.
(d)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $43,434,442 or 0.3% of net assets.

(e)	Non-income producing security.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $2,054,012,835 or 15.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$13,900,100	$43,128,159	(a)	$57,028,259
Airlines	—	114,810,137	5,067,648	(b)	119,877,785
Chemicals	—	343,905,743	18,448,750	(c)	362,354,493
Finance Companies	3,341,541	577,133,216	—		580,474,757
Metals & Mining	—	293,070,964	3,383	(c)	293,074,347
Transportation Services	—	13,567,372	8,980,039	(c)	22,547,411
All Other Non-Convertible Bonds*	—	8,904,445,048	—		8,904,445,048

Total Non-Convertible Bonds	3,341,541	10,260,832,580	75,627,979		10,339,802,100

Convertible Bonds*	—	940,072,846	—		940,072,846
Municipals*	—	211,667,018	—		211,667,018

Total Bonds and Notes	3,341,541	11,412,572,444	75,627,979		11,491,541,964

Senior Loans	—	217,528,027	—		217,528,027

Common Stocks
Internet Software & Services	—	—	1,341,898	(c)	1,341,898
Oil, Gas & Consumable Fuels(d)	19,060,584	—	717,455	(c)	19,778,039
All Other Common Stocks*	1,240,929,279	—	—		1,240,929,279

Total Common Stocks	1,259,989,863	—	2,059,353		1,262,049,216

Preferred Stocks
Convertible Preferred Stocks
Midstream	11,929,887	32,711,419	22,163,709	(b)	66,805,015
REITs - Mortgage	—	3,038,412	—		3,038,412
All Other Convertible Preferred Stocks*	109,190,042	—	—		109,190,042

Total Convertible Preferred Stocks	121,119,929	35,749,831	22,163,709		179,033,469

Non-Convertible Preferred Stocks
Electric	1,260,015	713,824	—		1,973,839
REITs - Office Property	—	2,723,650	—		2,723,650
REITs - Warehouse/Industrials	—	10,399,220	—		10,399,220
All Other Non-Convertible Preferred Stocks*	47,283,308	—	—		47,283,308

Total Non-Convertible Preferred Stocks	48,543,323	13,836,694	—		62,380,017

Total Preferred Stocks	169,663,252	49,586,525	22,163,709		241,413,486

Closed-End Investment Companies	3,870,946	—	—		3,870,946
Warrants	150,921	—	—		150,921
Short-Term Investments	—	240,491,836	—		240,491,836

Total	$1,437,016,523	$11,920,178,832	$99,851,041		$13,457,046,396

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($43,085,342) and fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($13,942,917).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero using Level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the brokerdealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$43,204,647	$—	$6,224	$(50,242)	$393,117	$(425,587)	$—	$—	$43,128,159	$(48,388)
Airlines	114,908	—	—	(7,346)	—	(415,562)	5,489,347	(113,699)	5,067,648	(7,348)
Chemicals	16,637,790	112,646	—	1,698,314	—	—	—	—	18,448,750	1,698,314
Metals & Mining	3,383	30,988	—	(30,988)	—	—	—	—	3,383	(30,988)
Transportation Services	21,484,700	—	2,491,620	(2,462,145)	—	(12,534,136)	—	—	8,980,039	(70,204)
Senior Loans
Wirelines	18,283,003	—	—	—	—	—	—	(18,283,003)	—	—
Common Stocks
Internet Software & Services	1,111,539	—	—	230,359	—	—	—	—	1,341,898	230,359
Oil, Gas & Consumable Fuels	727,560	—	—	(10,105)	—	—	—	—	717,455	(10,105)
Preferred Stocks
Midstream Warrants	—	—	—	1,719,023	—	—	20,444,686	—	22,163,709	1,719,023
Pharmaceuticals	102,811	—	—	—	—	—	—	(102,811)	—	—

Total	$101,670,341	$143,634	$2,497,844	$1,086,870	$393,117	$(13,375,285)	$25,934,033	$(18,499,513)	$99,851,041	$3,265,138

Debt securities valued at $25,934,033 were transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $18,396,702 were transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for these securities. At December 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $102,811 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	27.3%
Banking	7.6
Technology	5.5
Wirelines	5.3
Semiconductors & Semiconductor Equipment	4.9
Finance Companies	4.3
Chemicals	3.1
Metals & Mining	2.7
Life Insurance	2.1
Other Investments, less than 2% each	33.9
Short-Term Investments	1.8

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	73.2%
Canadian Dollar	7.5
New Zealand Dollar	5.0
Mexican Peso	4.4
Australian Dollar	3.4
Norwegian Krone	2.8
Other, less than 2% each	2.2

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Core Disciplined Alpha Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 101.4% of Net Assets
Non-Convertible Bonds – 100.5%
	ABS Car Loan – 3.3%
$29,495	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B, 1.399%, 4/08/2019(b)	$29,530
54,301	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A2B, 1.399%, 6/10/2019(b)	54,366
17,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.710%, 9/08/2022	16,722
40,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	39,636
42,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A2A, 1.360%, 4/22/2019	42,019
26,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.400%, 8/15/2021	25,721
659	CPS Auto Receivables Trust, Series 2014-A, Class A, 1.210%, 8/15/2018, 144A	659
2,793	CPS Auto Receivables Trust, Series 2014-D, Class A, 1.490%, 4/15/2019, 144A	2,794
5,185	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	5,187
2,544	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	2,546
15,607	CPS Auto Receivables Trust, Series 2015-C, Class A, 1.770%, 6/17/2019, 144A	15,628
26,186	CPS Auto Receivables Trust, Series 2016-C, Class A, 1.620%, 1/15/2020, 144A	26,178
40,380	CPS Auto Trust, Series 2016-D, Class A, 1.500%, 6/15/2020, 144A	40,341
66,222	DT Auto Owner Trust, Series 2016-4A, Class A, 1.440%, 11/15/2019, 144A	66,125
97,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.220%, 3/15/2021	96,199
44,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	43,273
36,000	Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A1, 1.950%, 11/15/2021	35,872
45,000	Honda Auto Receivables Owner Trust, Series 2016-3, Class A4, 1.330%, 11/18/2022	44,420
84,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020	83,330
47,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.830%, 1/15/2020	47,081
100,000	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A3, 1.230%, 10/15/2020	99,254

		816,881

	ABS Credit Card – 2.2%
108,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.154%, 2/15/2022(b)	108,439
128,000	Capital One Multi-Asset Execution Trust, Series 2016-A6, Class A, 1.820%, 9/15/2022	127,678
111,000	Chase Issuance Trust, Series 2016-A3, Class A3, 1.254%, 6/15/2023(b)	111,339

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$125,000	Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, 3/15/2022	$123,573
86,000	World Financial Network Credit Card Master Trust, Series 2016-B, Class A, 1.440%, 6/15/2022	85,706

		556,735

	ABS Home Equity – 0.7%
64,722	VOLT XXVII LLC, Series 2014-NPL7, Class A1, 3.375%, 8/27/2057, 144A(b)	64,751
46,263	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)	46,374
65,068	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)	65,255

		176,380

	Automotive – 0.7%
40,000	Ford Motor Co., 5.291%, 12/08/2046	40,519
42,000	General Motors Co., 6.250%, 10/02/2043	46,430
90,000	Toyota Motor Credit Corp., MTN, 1. 550%, 10/18/2019	88,911

		175,860

	Banking – 6.2%
98,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	93,561
99,000	Bank of America Corp., MTN, 4.125%, 1/22/2024	102,886
21,000	Bank of America NA, 2.050%, 12/07/2018	21,113
96,000	Capital One NA, 1.650%, 2/05/2018	95,814
89,000	Citigroup, Inc., 2.700%, 3/30/2021	88,796
41,000	Citigroup, Inc., 3.200%, 10/21/2026	39,205
54,000	Citigroup, Inc., 4.125%, 7/25/2028	53,342
29,000	Cooperatieve Rabobank UA, 3.750%, 7/21/2026	28,427
34,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	34,728
59,000	Goldman Sachs Group, Inc. (The), 4.750%, 10/21/2045	62,254
93,000	HSBC Holdings PLC, 3.400%, 3/08/2021	94,570
59,000	HSBC Holdings PLC, 3.900%, 5/25/2026	59,140
28,000	HSBC Holdings PLC, 4.375%, 11/23/2026	28,208
69,000	ING Bank NV, 2.000%, 11/26/2018, 144A	68,972
86,000	JPMorgan Chase & Co., 2.250%, 1/23/2020	85,798

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$44,000	JPMorgan Chase & Co., 2.400%, 6/07/2021	$43,528
70,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	66,814
69,000	JPMorgan Chase & Co., 3.625%, 12/01/2027	66,943
41,000	Morgan Stanley, MTN, 3.125%, 7/27/2026	39,170
64,000	Royal Bank of Canada, 1.500%, 7/29/2019	63,191
73,000	UBS AG, 1.375%, 6/01/2017	72,983
51,000	Wells Fargo & Co., 3.000%, 10/23/2026	48,572
23,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	23,624
25,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	25,371
138,000	Westpac Banking Corp., 2.000%, 8/19/2021	133,965

		1,540,975

	Cable Satellite – 0.5%
15,000	Charter Communications Operating LLC, 6.384%, 10/23/2035	17,127
69,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.579%, 7/23/2020	70,396
14,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045	16,185
25,000	Comcast Corp., 4.500%, 1/15/2043	25,776
8,000	Time Warner Cable LLC, 7.300%, 7/01/2038	9,841

		139,325

	Chemicals – 0.2%
39,000	LyondellBasell Industries NV, 4.625%, 2/26/2055	36,241
24,000	Westlake Chemical Corp., 5.000%, 8/15/2046, 144A	23,706

		59,947

	Consumer Products – 0.2%
36,000	Newell Brands, Inc., 5.500%, 4/01/2046	41,329

	Diversified Manufacturing – 0.8%
14,000	Roper Technologies, Inc., 2.800%, 12/15/2021	13,993
183,000	United Technologies Corp., 1.778%, 5/04/2018	183,040

		197,033

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – 3.7%
$26,000	Consolidated Edison Co. of New York, Inc., Series 2006-E, 5.700%, 12/01/2036	$31,020
34,000	Delmarva Power & Light Co., 4.150%, 5/15/2045	34,841
108,000	Dominion Resources, Inc., 2.962%, 7/01/2019	109,340
41,000	Exelon Corp., 1.550%, 6/09/2017	40,925
13,000	Exelon Corp., 5.625%, 6/15/2035	14,385
35,000	FirstEnergy Transmission LLC, 5.450%, 7/15/2044, 144A	37,155
28,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	27,062
81,000	Fortis, Inc., 3.055%, 10/04/2026, 144A	75,758
36,000	ITC Holdings Corp., 5.300%, 7/01/2043	39,380
58,000	Jersey Central Power & Light Co., 4.700%, 4/01/2024, 144A	61,713
49,000	NextEra Energy Capital Holdings, Inc., 2.700%, 9/15/2019	49,620
75,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	75,330
63,000	Progress Energy, Inc., 7.750%, 3/01/2031	86,686
49,000	Southern Co. (The), 2.350%, 7/01/2021	48,168
29,000	Southern Co. (The), 4.400%, 7/01/2046	28,684
26,000	Virginia Electric & Power Co., Series C, 4.000%, 11/15/2046	25,921
52,000	WEC Energy Group, Inc., 1.650%, 6/15/2018	51,952
56,000	Xcel Energy, Inc., 1.200%, 6/01/2017	55,947
38,000	Xcel Energy, Inc., 2.600%, 3/15/2022	37,845

		931,732

	Finance Companies – 0.3%
23,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	23,836
55,000	GE Capital International Funding Co. UnLtd. Co., 4.418%, 11/15/2035	57,635

		81,471

	Food & Beverage – 1.3%
37,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036	38,919
56,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046	60,529
37,000	Kraft Heinz Foods Co., 2.000%, 7/02/2018	37,008

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – continued
$18,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	$16,938
30,000	Kraft Heinz Foods Co., 5.200%, 7/15/2045	31,664
60,000	Mondelez International Holdings Netherlands BV, 1.625%, 10/28/2019, 144A	58,818
84,000	Mondelez International Holdings Netherlands BV, 2.000%, 10/28/2021, 144A	80,475

		324,351

	Government Owned—No Guarantee – 1.5%
63,000	CODELCO, Inc., 3.875%, 11/03/2021, 144A	64,259
8,000	Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044, 144A	7,851
20,000	DP World Ltd., 6.850%, 7/02/2037, 144A	21,320
87,000	Federal Home Loan Mortgage Corp., 2.375%, 1/13/2022	88,427
33,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	45,413
47,000	Federal National Mortgage Association, 2.625%, 9/06/2024	47,455
23,000	Petroleos Mexicanos, 5.625%, 1/23/2046	19,090
36,000	Tennessee Valley Authority, 3.500%, 12/15/2042	35,109
39,000	Tennessee Valley Authority, 4.250%, 9/15/2065	40,147

		369,071

	Health Insurance – 0.1%
23,000	Aetna, Inc., 4.375%, 6/15/2046	23,095

	Healthcare – 0.7%
74,000	Abbott Laboratories, 2.900%, 11/30/2021	73,789
30,000	Abbott Laboratories, 4.900%, 11/30/2046	30,790
17,000	Cleveland Clinic Foundation (The), 4.858%, 1/01/2114	16,126
25,000	Medtronic, Inc., 4.625%, 3/15/2045	27,035
23,000	New York-Presbyterian Hospital (The), 4.763%, 8/01/2116	21,746

		169,486

	Independent Energy – 0.9%
24,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	22,549
18,000	Anadarko Petroleum Corp., 6.600%, 3/15/2046	22,200
13,000	Anadarko Petroleum Corp., 6.950%, 6/15/2019	14,423

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$26,000	Canadian Natural Resources Ltd., 5.900%, 2/01/2018	$27,065
23,000	ConocoPhillips, 6.500%, 2/01/2039	29,116
10,000	Encana Corp., 6.500%, 5/15/2019	10,762
26,000	Encana Corp., 6.500%, 2/01/2038	28,100
61,000	Noble Energy, Inc., 8.250%, 3/01/2019	68,522

		222,737

	Industrial Other – 0.1%
28,000	Wesleyan University, 4.781%, 7/01/2116	26,563

	Integrated Energy – 0.6%
103,000	BP Capital Markets PLC, 3.245%, 5/06/2022	105,177
46,000	Suncor Energy, Inc., 6.100%, 6/01/2018	48,702

		153,879

	Life Insurance – 1.2%
12,000	AIA Group Ltd., 2.250%, 3/11/2019, 144A	12,038
15,000	American International Group, Inc., 4.500%, 7/16/2044	14,791
21,000	American International Group, Inc., 4.800%, 7/10/2045	21,796
125,000	Metropolitan Life Global Funding I, 1.300%, 4/10/2017, 144A	125,071
95,000	Metropolitan Life Global Funding I, 3.450%, 12/18/2026, 144A	95,875
37,000	Pricoa Global Funding I, 1.900%, 9/21/2018, 144A	37,105

		306,676

	Media Entertainment – 0.1%
9,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	10,752
24,000	Viacom, Inc., 3.450%, 10/04/2026	22,181

		32,933

	Metals & Mining – 0.2%
17,000	Barrick PD Australia Finance Pty Ltd., 5.950%, 10/15/2039	17,980
32,000	Vale Overseas Ltd., 6.875%, 11/21/2036	31,520

		49,500

	Midstream – 1.7%
23,000	Dominion Gas Holdings LLC, 2.500%, 12/15/2019	23,253

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$7,000	Dominion Gas Holdings LLC, 4.600%, 12/15/2044	$6,965
31,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	33,591
37,000	EnLink Midstream Partners LP, 2.700%, 4/01/2019	37,024
7,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	6,346
24,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	23,115
34,000	Kinder Morgan, Inc., 3.050%, 12/01/2019	34,488
36,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	36,534
98,000	MPLX LP, 4.500%, 7/15/2023	99,530
39,000	Plains All American Pipeline LP/PAA Finance Corp., 6.650%, 1/15/2037	42,568
34,000	TransCanada PipeLines Ltd., 1.625%, 11/09/2017	33,975
39,000	Williams Partners LP, 6.300%, 4/15/2040	41,628

		419,017

	Mortgage Related – 27.2%
173,372	FHLMC, 3.500%, with various maturities in 2046(c)	178,227
188,308	FHLMC, 4.000%, with various maturities in 2046(c)	199,121
169,653	FHLMC, 4.500%, 4/01/2046	183,938
420,000	FHLMC (TBA), 3.000%, 1/01/2047(d)	417,049
290,000	FHLMC (TBA), 3.500%, 1/01/2047(d)	296,943
165,000	FHLMC (TBA), 4.000%, 1/01/2047(d)	173,305
494,440	FNMA, 3.500%, with various maturities from 2045 to 2046(c)	508,454
72,486	FNMA, 4.000%, 1/01/2046	76,623
145,687	FNMA, 5.500%, with various maturities from 2032 to 2041(c)	163,376
345,000	FNMA (TBA), 2.500%, 1/01/2032(d)	345,546
1,365,000	FNMA (TBA), 3.000%, with various maturities from 2032 to 2047(c)(d)	1,365,510
630,000	FNMA (TBA), 3.500%, 1/01/2047(d)	645,701
810,000	FNMA (TBA), 4.000%, 1/01/2047(d)	851,560
285,000	FNMA (TBA), 4.500%, 1/01/2047(d)	306,542
690,000	GNMA (TBA), 3.500%, 1/01/2047(d)	717,263

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – continued
$335,000	GNMA (TBA), 4.000%, 1/01/2047(d)	$355,761

		6,784,919

	Natural Gas – 0.6%
139,000	Sempra Energy, 9.800%, 2/15/2019	161,001

	Non-Agency Commercial Mortgage-Backed Securities – 1.4%
19,000	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, 3.720%, 12/10/2049(b)	19,634
20,600	Commercial Mortgage Pass Through Certificates, Series 2013-CR9, Class A4, 4.232%, 7/10/2045(b)	22,332
8,000	Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.941%, 1/10/2046	8,095
25,000	Commercial Mortgage Trust, Series 2015-CR25, Class A4, 3.759%, 8/10/2048	26,087
15,286	Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/2048	15,871
14,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A	14,287
20,000	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.502%, 11/15/2049	20,055
47,000	GS Mortgage Securities Corp. II, Series 2012-BWTR, Class A, 2.954%, 11/05/2034, 144A	47,004
1,000	GS Mortgage Securities Corp. II, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	1,080
68,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class A, 2.933%, 6/05/2031, 144A	68,954
14,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4, 4.084%, 7/15/2046(b)	14,958
6,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.064%, 2/15/2047	6,356
31,000	Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.350%, 7/13/2029, 144A	32,040
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/2057	4,120
17,000	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789%, 12/15/2047	17,679
19,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/2049	19,569
11,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A4, 3.640%, 12/15/2059	11,233

		349,354

	Pharmaceuticals – 1.8%
88,000	AbbVie, Inc., 1.800%, 5/14/2018	88,066
22,000	AbbVie, Inc., 4.450%, 5/14/2046	21,066
136,000	Actavis Funding SCS, 3.450%, 3/15/2022	138,041
113,000	Gilead Sciences, Inc., 2.950%, 3/01/2027	108,148

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$55,000	Pfizer, Inc., 4.125%, 12/15/2046	$55,949
46,000	Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9/23/2023	43,721

		454,991

	Property & Casualty Insurance – 0.3%
60,000	Berkshire Hathaway Finance Corp., 1.300%, 8/15/2019	59,271
11,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	10,848

		70,119

	Railroads – 0.2%
50,000	CSX Corp., 3.800%, 11/01/2046	46,354

	REITs—Apartments – 0.1%
31,000	UDR, Inc., Series 1, MTN, 4.625%, 1/10/2022	33,208

	REITs—Office Property – 0.4%
102,000	Boston Properties LP, 2.750%, 10/01/2026	93,261

	REITs—Shopping Centers – 0.2%
16,000	Kimco Realty Corp., 4.250%, 4/01/2045	15,387
30,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.750%, 9/17/2044, 144A	29,654

		45,041

	Retailers – 0.3%
12,000	CVS Health Corp., 5.125%, 7/20/2045	13,373
31,242	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	32,722
21,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	21,584

		67,679

	Sovereigns – 1.1%
82,000	Hungary Government International Bond, 6.375%, 3/29/2021	91,820
59,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	57,285
15,000	Kingdom of Saudi Arabia, 4.500%, 10/26/2046, 144A	14,368
39,000	Mexico Government International Bond, 4.350%, 1/15/2047	33,443
64,000	Qatar Government International Bond, 2.375%, 6/02/2021, 144A	62,603
8,000	Qatar Government International Bond, 4.625%, 6/02/2046, 144A	7,990

		267,509

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 0.7%
$71,000	Apple, Inc., 3.850%, 8/04/2046	$68,028
14,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.100%, 7/15/2036, 144A	16,654
15,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.350%, 7/15/2046, 144A	18,469
46,000	Oracle Corp., 3.850%, 7/15/2036	44,892
27,000	Oracle Corp., 4.000%, 7/15/2046	25,826

		173,869

	Tobacco – 0.5%
116,000	Reynolds American, Inc., 2.300%, 6/12/2018	116,735

	Transportation Services – 0.1%
33,000	TTX Co., 2.250%, 2/01/2019, 144A	32,981

	Treasuries – 36.7%
772,000	U.S. Treasury Bond, 2.250%, 8/15/2046	649,113
350,000	U.S. Treasury Bond, 4.750%, 2/15/2037	455,533
3,271,000	U.S. Treasury Note, 1.000%, 11/30/2018	3,260,523
297,000	U.S. Treasury Note, 1.375%, 12/15/2019	296,292
170,000	U.S. Treasury Note, 1.500%, 8/15/2026	156,354
3,382,000	U.S. Treasury Note, 1.750%, 11/30/2021	3,356,767
20,000	U.S. Treasury Note, 2.000%, 12/31/2021	20,073
648,000	U.S. Treasury Note, 2.000%, 11/15/2026	623,472
348,000	U.S. Treasury Note, 2.125%, 11/30/2023	345,689

		9,163,816

	Wirelines – 1.7%
166,000	AT&T, Inc., 3.600%, 2/17/2023	167,414
19,000	AT&T, Inc., 4.300%, 12/15/2042	17,008
20,000	AT&T, Inc., 4.500%, 3/09/2048	17,972
9,000	AT&T, Inc., 5.150%, 3/15/2042	8,966
74,000	Verizon Communications, Inc., 4.272%, 1/15/2036	70,827
10,000	Verizon Communications, Inc., 4.862%, 8/21/2046	10,133

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$117,000	Verizon Communications, Inc., 5.150%, 9/15/2023	$129,372

		421,692

	Total Non-Convertible Bonds (Identified Cost $25,079,816)	25,097,505

Municipals – 0.9%
	Alabama – 0.1%
30,000	AL Economic Settlement Authority, BP Settlement, Revenue Bonds, Series B, 3.163%, 9/15/2025	30,260

	California – 0.4%
40,000	State of California, Build America Bonds, GO, 7.300%, 10/01/2039	56,611
11,000	State of California, Build America Bonds, GO, 7.350%, 11/01/2039	15,618
28,000	University of California, Revenue Bond, Series AQ, 4.767%, 5/15/2115	26,770

		98,999

	New Jersey – 0.3%
65,000	New Jersey Transportation Trust Fund Authority, Build America Bonds, Revenue, Series C, 5.754%, 12/15/2028	67,880

	Pennsylvania – 0.1%
16,000	Commonwealth Financing Authority, Series A, 4.144%, 6/01/2038	15,274

	Total Municipals (Identified Cost $210,870)	212,413

	Total Bonds and Notes (Identified Cost $25,290,686)	25,309,918

Short-Term Investments – 19.9%
4,974,775	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $4,974,792 on 1/03/2017 collateralized by $5,220,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $5,076,132 including accrued interest(e) (Identified Cost $4,974,775)	4,974,775

	Total Investments – 121.3% (Identified Cost $30,265,461)(a)	30,284,693
	Other assets less liabilities – (21.3)%	(5,319,237)

	Net Assets – 100.0%	$24,965,456

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $30,267,764 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$62,882
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(45,953)

Net unrealized appreciation	$16,929

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $1,622,148 or 6.5% of net assets.
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
GO	General Obligation
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
TBA	To Be Announced

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$329,785	$19,569	(a)	$349,354
All Other Non-Convertible Bonds*	—	24,748,151	—		24,748,151

Total Non-Convertible Bonds	—	25,077,936	19,569		25,097,505

Municipals*	—	212,413	—		212,413

Total Bonds and Notes	—	25,290,349	19,569		25,309,918

Short-Term Investments	—	4,974,775	—		4,974,775

Total	$—	$30,265,124	$19,569		$30,284,693

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$—	$—	$—	$19,569	$—	$—	$—	$19,569	$—

Total	$—	$—	$—	$—	$19,569	$—	$—	$—	$19,569	$—

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	36.7%
Mortgage Related	27.2
Banking	6.2
Electric	3.7
ABS Car Loan	3.3
ABS Credit Card	2.2
Other Investments, less than 2% each	22.1
Short-Term Investments	19.9

Total Investments	121.3
Other assets less liabilities	(21.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.9% of Net Assets
Non-Convertible Bonds – 80.1%
	ABS Other – 0.1%
$1,053,920	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(c)	$670,293
412,298	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(c)	118,824
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(b)(c)(d)	26,898
836,615	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(e)	804,001

		1,620,016

	Aerospace & Defense – 2.4%
400,000	Arconic, Inc., 5.900%, 2/01/2027	417,000
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	10,452,800
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	153,781
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	642,000
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,923,750
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,838,125
245,000	Textron, Inc., 5.600%, 12/01/2017	253,668
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,629,910
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,449,848
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,535,895

		26,296,777

	Airlines – 2.8%
604,076	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	619,178
5,860,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	6,050,450
332,066	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	343,625
779,483	American Airlines Pass Through Certificates, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	779,826
11,478,132	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	11,765,085
1,020,586	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	1,043,733
8,020	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	8,307
177,448	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	184,102

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$185,013	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	$188,978
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,814,800
733,111	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	789,928
1,546,713	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,577,647
1,149,128	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,321,498
781,520	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	871,395
407,846	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	452,709
1,896,142	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,009,910
276,144	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	280,226
402,990	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	411,050

		30,512,447

	Automotive – 3.5%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,768,043
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,098,546
165,000	Ford Motor Co., 6.625%, 2/15/2028	186,955
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,973,033
690,000	Ford Motor Co., 7.125%, 11/15/2025	816,464
2,245,000	Ford Motor Co., 7.400%, 11/01/2046	2,934,017
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,218,748
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,984,110
600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	623,538
9,685,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	9,815,505
495,000	General Motors Co., 5.200%, 4/01/2045	477,136
830,000	General Motors Co., 6.750%, 4/01/2046	973,333
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,256,158
2,865,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	3,009,657
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	397,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	$531,738

		38,064,481

	Banking – 11.7%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,852,863
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,329,268
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,015,606
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,110,628
4,570,000	Bank of America Corp., 6.110%, 1/29/2037	5,357,393
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,131,575
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,705,678
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,524,990
14,790,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	11,239,585
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(f)	1,629,356
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(f)	2,279,448
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(f)	1,090,000
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,384,028
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	9,991,904
200,000	Citigroup, Inc., EMTN, 0.956%, 11/30/2017, (EUR)(g)	210,846
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,113,248
2,670,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,297,041
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,121,148
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,432,432
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,532,959
8,450,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	8,726,138
50,000	Merrill Lynch & Co., Inc., EMTN, 0.234%, 9/14/2018, (EUR)(g)	52,622
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	328,869
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,145,418
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,374,296

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,120,000	Morgan Stanley, 3.750%, 2/25/2023	$2,177,545
300,000	Morgan Stanley, 4.350%, 9/08/2026	307,424
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,063,103
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,456,329
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	3,599,498
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	61,954
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,385,847
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,033,202
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(f)	184,680
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(f)	2,498,071
1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	1,994,312
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(f)	2,133,250
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	52,739
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	734,162
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(f)	1,214,526
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,489,125

		128,363,106

	Brokerage – 1.5%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	529,785
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,861,100
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,286,891
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,375,095
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,115,669
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,979,574
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,878,214

		16,026,328

	Building Materials – 0.9%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,819,706

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$800,000	Masco Corp., 6.500%, 8/15/2032	$867,696
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,586,250
815,000	Masco Corp., 7.750%, 8/01/2029	997,445
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,430,591

		9,701,688

	Cable Satellite – 0.9%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	694,925
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	3,019,825
—	DISH DBS Corp., 5.875%, 11/15/2024	—
375,000	Time Warner Cable LLC, 4.500%, 9/15/2042	339,621
1,500,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,698,078
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	3,802,700
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	824,000

		10,379,149

	Chemicals – 2.7%
3,270,000	Chemours Co. (The), 6.625%, 5/15/2023	3,237,300
710,000	Chemours Co. (The), 7.000%, 5/15/2025	699,350
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,550,000
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(b)(c)	2,096,000
275,000	Hexion, Inc., 8.875%, 2/01/2018	273,625
905,000	Hexion, Inc., 9.200%, 3/15/2021(b)(c)	389,150
7,395,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	5,768,100
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,771,228
620,000	Methanex Corp., 5.250%, 3/01/2022	639,423

		29,424,176

	Construction Machinery – 0.1%
965,000	Toro Co. (The), 6.625%, 5/01/2037(b)(e)	1,058,390
414,000	United Rentals North America, Inc., 7.625%, 4/15/2022	435,735

		1,494,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – 0.1%
$880,000	Avon Products, Inc., 8.950%, 3/15/2043	$772,200

	Diversified Manufacturing – 0.2%
45,000	General Electric Co., GMTN, 3.100%, 1/09/2023	45,607
2,390,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,664,147

		1,709,754

	Electric – 2.6%
2,385,000	AES Corp. (The), 4.875%, 5/15/2023	2,355,665
180,000	AES Corp. (The), 5.500%, 4/15/2025	179,100
2,240,831	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,444,912
2,957,287	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(b)(e)	879,556
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,210,310
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,654,793
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,956,460
1,589,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	1,993,191
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,245,284
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	121,570
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,220,945
1,628,300	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)(e)	1,727,123

		28,988,909

	Finance Companies – 4.6%
300,000	AGFC Capital Trust I, (fixed rate to 1/30/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	145,875
1,680,000	International Lease Finance Corp., 4.625%, 4/15/2021	1,740,900
3,045,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,303,825
4,695,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,047,125
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,285,137
945,000	iStar, Inc., 4.875%, 7/01/2018	943,819
225,000	iStar, Inc., 5.850%, 3/15/2017	226,013
935,000	iStar, Inc., 7.125%, 2/15/2018	963,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$1,525,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	$1,525,000
3,903,000	Navient Corp., 5.875%, 10/25/2024	3,707,850
31,725(††)	Navient Corp., 6.000%, 12/15/2043	702,075
5,900,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,730,375
145,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	145,000
4,668,000	Navient LLC, 5.500%, 1/25/2023	4,527,960
726,000	Navient LLC, MTN, 5.500%, 1/15/2019	753,225
5,185,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(e)	4,277,625
2,681,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	2,888,777
1,950,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,896,375
1,225,000	Springleaf Finance Corp., 5.250%, 12/15/2019	1,234,188
3,770,000	Springleaf Finance Corp., 6.000%, 6/01/2020	3,821,837
1,600,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,640,000

		50,506,031

	Food & Beverage – 0.4%
2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	2,595,367
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,187,019

		4,782,386

	Government Owned—No Guarantee – 0.4%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,736,182
1,605,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,402,288
965,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	713,328

		3,851,798

	Healthcare – 3.0%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	487,500
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	425,323
135,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	93,825
610,000	HCA, Inc., 5.875%, 3/15/2022	657,275
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,270,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$2,932,000	HCA, Inc., 7.050%, 12/01/2027	$3,005,300
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,633,562
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,526,400
2,660,000	HCA, Inc., 7.690%, 6/15/2025	2,892,750
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,519,700
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,157,075
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	454,725
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,412,531
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,222,550
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019	3,592,875
1,285,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,134,012
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,368,969
465,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	484,763

		32,339,135

	Home Construction – 1.1%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	558,250
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(e)	202,500
4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	3,281,830
835,000	KB Home, 8.000%, 3/15/2020	918,500
3,920,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,763,200
3,020,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,012,450
15,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	15,450

		11,752,180

	Independent Energy – 1.6%
644,000	California Resources Corp., 5.500%, 9/15/2021	505,540
86,000	California Resources Corp., 6.000%, 11/15/2024	63,103
3,105,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	2,833,312
335,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	314,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,135,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	$1,106,625
720,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	727,200
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	995,000
980,000	Continental Resources, Inc., 3.800%, 6/01/2024	904,050
185,000	Continental Resources, Inc., 4.500%, 4/15/2023	181,300
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,208,087
345,000	QEP Resources, Inc., 5.250%, 5/01/2023	345,863
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	708,975
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022	1,692,000
1,221,000	SM Energy Co., 6.125%, 11/15/2022	1,236,262
155,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	155,000

		17,977,217

	Industrial Other – 0.1%
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,197,438

	Life Insurance – 1.7%
160,000	American International Group, Inc., 4.125%, 2/15/2024	166,115
130,000	American International Group, Inc., 4.875%, 6/01/2022	142,061
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(f)	3,940,500
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	234,316
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(b)(e)	4,828,755
690,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	562,350
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,600,500
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	672,000
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,087,200
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,711,525
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,296,912

		18,242,234

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – 2.4%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	$617,965
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	7,263,937
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,107,213
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	15,343,057

		26,332,172

	Media Entertainment – 0.8%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	859,695
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	2,796,675
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	518,750
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,309,375
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,332,687
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	116,850
306,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	307,530
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	303,850

		8,545,412

	Metals & Mining – 1.8%
2,602,232	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(h)(i)	1,041
6,630,000	ArcelorMittal, 7.750%, 3/01/2041	7,060,950
3,300,000	ArcelorMittal, 8.000%, 10/15/2039	3,621,222
1,659,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	1,725,360
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(b)(e)(h)	161,200
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,487,125
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,391,250
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,362,750
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,817,200

		19,628,098

	Midstream – 2.2%
575,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	575,000
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	309,074

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$3,000,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	$3,344,760
2,860,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	3,547,390
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,454,216
300,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	335,714
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,415,428
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	100,700
375,000	ONEOK Partners LP, 4.900%, 3/15/2025	402,233
115,000	ONEOK Partners LP, 6.200%, 9/15/2043	127,863
1,785,000	Plains All American Pipeline LP/PAA Finance Corp., 6.125%, 1/15/2017	1,787,179
7,195,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026, 144A	9,072,650
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	1,382,400

		23,854,607

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
530,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(g)	523,544
910,313	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	677,353
734,862	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(g)	736,580
2,144,492	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(b)(e)	2,164,596

		4,102,073

	Oil Field Services – 1.2%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	5,139,750
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(b)(e)(h)	533,750
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(b)(e)(h)	230,475
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	48,437
7,170,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	7,237,255
400,000	Transocean, Inc., 5.550%, 10/15/2022	351,000

		13,540,667

	Packaging – 1.2%
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,535,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – continued
$1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	$1,972,075

		13,507,950

	Paper – 1.2%
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,635,964
5,492,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,391,589
350,000	WestRock MWV LLC, 7.950%, 2/15/2031	460,606
1,035,000	WestRock MWV LLC, 8.200%, 1/15/2030	1,351,168

		12,839,327

	Property & Casualty Insurance – 0.7%
1,630,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(d)(g)	749,800
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,412,239
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,689,483
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,324,771

		7,176,293

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)(e)	453,742

	REITs—Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,517,270

	REITs—Office Property – 0.4%
3,485,000	Highwoods Realty LP, 5.850%, 3/15/2017	3,514,466
475,000	Highwoods Realty LP, 7.500%, 4/15/2018	506,773

		4,021,239

	REITs—Single Tenant – 0.1%
275,000	Realty Income Corp., 5.750%, 1/15/2021	305,047
725,000	Realty Income Corp., 6.750%, 8/15/2019	810,243

		1,115,290

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	580,229

	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,187,801

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	$1,289,750
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	450,450
155,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	152,869
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	667,111
1,525,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,647,000
2,121,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	2,083,882

		7,478,863

	Sovereigns – 1.0%
2,265,000	Kingdom of Saudi Arabia, 2.375%, 10/26/2021, 144A	2,199,170
5,040,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	4,778,041
4,485,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	4,339,238

		11,316,449

	Supermarkets – 1.5%
760,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	792,300
7,670,000	New Albertson’s, Inc., 7.450%, 8/01/2029	7,248,150
2,445,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,423,606
3,780,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,619,350
560,000	New Albertson’s, Inc., 8.700%, 5/01/2030	562,800
2,105,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,883,975

		16,530,181

	Supranational – 1.3%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,147,829

	Technology – 1.3%
860,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	892,250
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,517,638
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	82,600
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,387,295
2,095,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	2,116,162
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	171,939

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$636,900		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$781,413
5,585,000		Western Digital Corp., 7.375%, 4/01/2023, 144A	6,143,500

			14,092,797

		Transportation Services – 0.1%
2,500,000		APL Ltd., 8.000%, 1/15/2024(b)(e)	1,615,625

		Treasuries – 15.8%
29,780,000		Canadian Government International Bond, 0.250%, 5/01/2017, (CAD)	22,159,168
13,195,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	9,740,999
10,950,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	8,223,857
8,305,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	6,332,744
107,395,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	709,574
271,710,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	1,736,195
414,800	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	1,989,929
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	1,995,912
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	963,022
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,856,594
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	4,240,801
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	769,636
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	8,122,441
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,497,600
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,317,961
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	7,421,958
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,847,757
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,728,746
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,164,952
37,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	36,771,636
25,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	24,831,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$8,500,000	U.S. Treasury Note, 0.875%, 5/31/2018	$8,483,399

		172,905,931

	Wireless – 0.7%
72,400,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	3,165,152
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,594,162
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	330,000
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	740,513
285,000	Sprint Corp., 7.125%, 6/15/2024	293,550

		7,123,377

	Wirelines – 2.7%
195,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	180,545
690,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	686,701
210,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	188,971
2,085,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,204,887
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	982,575
200,000	Embarq Corp., 7.995%, 6/01/2036	187,500
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,683,587
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	56,788
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(h)	285,163
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(h)	550,273
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,538,537
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	362,250
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	705,250
4,484,000	Qwest Corp., 6.875%, 9/15/2033	4,281,373
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,308,751
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,118,250
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,332,225
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	630,643

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	$472,109
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	431,638
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,471,175
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,223,635

		29,882,826

	Total Non-Convertible Bonds (Identified Cost $901,635,817)	876,309,822

Convertible Bonds – 7.2%
	Building Materials – 0.5%
5,140,000	KB Home, 1.375%, 2/01/2019	5,001,862

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	397,363

	Consumer Products – 0.0%
270,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	253,800

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	652,481

	Finance Companies – 0.3%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	3,287,300

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	284,813

	Leisure – 0.3%
2,800,000	Rovi Corp., 0.500%, 3/01/2020	2,825,816

	Midstream – 0.2%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,537,613
463,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	464,736
240,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	259,800

		2,262,149

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	229,216

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – continued
$285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	$333,984

		563,200

	Property & Casualty Insurance – 2.1%
550,000	Jefferies Group LLC, 3.875%, 11/01/2029	555,500
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	22,578,806

		23,134,306

	Technology – 3.6%
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,666,409
5,420,000	Intel Corp., 3.250%, 8/01/2039	9,556,138
309,313	Liberty Interactive LLC, 3.500%, 1/15/2031	290,125
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	9,831,937
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,116,003
4,095,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	4,325,344
2,020,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	2,088,175

		39,874,131

	Total Convertible Bonds (Identified Cost $64,235,278)	78,537,221

Municipals – 0.6%
	Michigan – 0.2%
2,135,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,965,588

	Virginia – 0.4%
5,825,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	4,639,088

	Total Municipals (Identified Cost $7,941,974)	6,604,676

	Total Bonds and Notes (Identified Cost $973,813,069)	961,451,719

Senior Loans – 0.5%
	Chemicals – 0.1%
914,907	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(g)	919,939
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.750%, 8/01/2022(g)	462,606

		1,382,545

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Entertainment – 0.0%
$43,685	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(g)	$43,521

	Other Utility – 0.2%
1,185,239	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(g)	1,183,757
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(g)	786,050

		1,969,807

	Supermarkets – 0.1%
970,809	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(g)	977,314

	Wirelines – 0.1%
1,163,162	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(g)	1,160,987

	Total Senior Loans (Identified Cost $5,573,042)	5,534,174

Shares
Common Stocks – 7.1%
	Automobiles – 0.4%
341,305	Ford Motor Co.	4,140,030

	Diversified Telecommunication Services – 0.2%
6,123	Hawaiian Telcom Holdco, Inc.(d)	151,728
3,398	Level 3 Communications, Inc.(d)	191,511
159,649	Telefonica S.A., Sponsored ADR	1,468,771

		1,812,010

	Electronic Equipment, Instruments & Components – 0.5%
205,167	Corning, Inc.	4,979,403

	Energy Equipment & Services – 0.0%
170,674	Hercules Offshore, Inc.(d)	—

	Household Durables – 0.1%
29,797	Newell Brands, Inc.	1,330,436

	Internet Software & Services – 0.0%
6,787	Dex Media, Inc.(c)(d)	16,289

	Metals & Mining – 0.2%
359,067	ArcelorMittal, (Registered)(d)	2,621,189

	Oil, Gas & Consumable Fuels – 0.2%
54,259	Chesapeake Energy Corp.(d)	380,898
6,015	Halcon Resources Corp.(d)	56,180
148,166	Repsol S.A., Sponsored ADR	2,089,141

		2,526,219

	Pharmaceuticals – 0.9%
160,000	Bristol-Myers Squibb Co.	9,350,400

Shares	Description	Value (†)
Common Stocks – continued
	REITs—Diversified – 0.2%
88,343	Weyerhaeuser Co.	$2,658,241

	Semiconductors & Semiconductor Equipment – 4.4%
1,317,153	Intel Corp.	47,773,139

	Total Common Stocks (Identified Cost $67,255,745)	77,207,356

Preferred Stocks – 1.6%
Convertible Preferred Stocks – 1.2%
	Banking – 0.3%
2,844	Bank of America Corp., Series L, 7.250%	3,318,379

	Communications – 0.0%
2,083	Cincinnati Bell, Inc., 6.750%	101,567

	Electric – 0.2%
50,764	AES Trust III, 6.750%	2,558,506

	Energy – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	4,769,627

	Midstream – 0.1%
10,213	Chesapeake Energy Corp., 4.500%(d)	473,373
12,055	Chesapeake Energy Corp., 5.000%(d)	560,316
660	Chesapeake Energy Corp., Series A, 5.750%, 144A(d)	362,587

		1,396,276

	REITs—Health Care – 0.1%
7,400	Welltower, Inc., 6.500%	445,332

	REITs—Mortgage – 0.0%
3,106	iStar, Inc., Series J, 4.500%	161,512

	Total Convertible Preferred Stocks (Identified Cost $11,692,903)	12,751,199

Non-Convertible Preferred Stocks – 0.4%
	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	9,073
2,876	Entergy New Orleans, Inc., 4.750%	298,026
4,670	Union Electric Co., 4.500%	467,934

		775,033

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	$1,285,120

	Metals & Mining – 0.2%
68,395	Arconic, Inc., 5.375%	2,062,109

	Total Non-Convertible Preferred Stocks (Identified Cost $4,655,859)	4,122,262

	Total Preferred Stocks (Identified Cost $16,348,762)	16,873,461

Warrants – 0.0%
11,369	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(d) (Identified Cost $0)	26,149

Principal Amount (‡)
Short-Term Investments – 1.5%
$42,289	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $42,289 on 1/03/2017 collateralized by $42,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $43,181 including accrued interest(k)	42,289
6,829,376	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $6,829,399 on 1/03/2017 collateralized by $7,165,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $6,967,525 including accrued interest(k)	6,829,376
10,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(l)	9,970,750

	Total Short-Term Investments (Identified Cost $16,841,016)	16,842,415

	Total Investments – 98.6% (Identified Cost $1,079,831,634)(a)	1,077,935,274
	Other assets less liabilities – 1.4%	15,338,584

	Net Assets – 100.0%	$1,093,273,858

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$18,937,338	1.7%	$3,318,495	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $1,082,505,735 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,988,901
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(98,559,362)

Net unrealized depreciation	$(4,570,461)

At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $558,312. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $3,318,495 or 0.3% of net assets.
(d)	Non-income producing security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $18,937,338 or 1.7% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $200,627,315 or 18.4% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$804,001	$816,015	(a)	$1,620,016
Airlines	—	30,232,221	280,226	(b)	30,512,447
Chemicals	—	26,939,026	2,485,150	(c)	29,424,176
Finance Companies	702,075	49,803,956	—		50,506,031
Metals & Mining	—	19,627,057	1,041	(c)	19,628,098
All Other Non-Convertible Bonds*	—	744,619,054	—		744,619,054

Total Non-Convertible Bonds	702,075	872,025,315	3,582,432		876,309,822

Convertible Bonds*	—	78,537,221	—		78,537,221
Municipals*	—	6,604,676	—		6,604,676

Total Bonds and Notes	702,075	957,167,212	3,582,432		961,451,719

Senior Loans*	—	5,534,174	—		5,534,174

Common Stocks
Internet Software & Services	—	—	16,289	(c)	16,289
All Other Common Stocks*	77,191,067	—	—		77,191,067

Total Common Stocks	77,191,067	—	16,289		77,207,356

Preferred Stocks
Convertible Preferred Stocks
Midstream	473,373	362,587	560,316	(b)	1,396,276
REITs - Mortgage	—	161,512	—		161,512
All Other Convertible Preferred Stocks*	11,193,411	—	—		11,193,411

Total Convertible Preferred Stocks	11,666,784	524,099	560,316		12,751,199

Non-Convertible Preferred Stocks
Electric	—	775,033	—		775,033
All Other Non-Convertible Preferred Stocks*	3,347,229	—	—		3,347,229

Total Non-Convertible Preferred Stocks	3,347,229	775,033	—		4,122,262

Total Preferred Stocks	15,014,013	1,299,132	560,316		16,873,461

Warrants	26,149	—	—		26,149
Short-Term Investments	—	16,842,415	—		16,842,415

Total	$92,933,304	$980,842,933	$4,159,037		$1,077,935,274

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$793,720	$—	$—	$(736)	$23,031	$—	$—	$—	$816,015	$(736)
Airlines	—	—	—	(406)	—	(22,984)	303,616	—	280,226	(406)
Chemicals	2,239,350	14,806	—	230,994	—	—	—	—	2,485,150	230,994
Metals & Mining	1,041	4,033	—	(4,033)	—	—	—	—	1,041	(4,033)
Transportation Services	525,427	—	142,452	(135,989)	—	(531,890)	—	—	—	—
Common Stocks
Internet Software & Services	13,493	—	—	2,796	—	—	—	—	16,289	2,796
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	43,458	—	—	516,858	—	560,316	43,458
Senior Loans
Wirelines	1,099,188	—	—	—	—	—	—	(1,099,188)	—	—
Warrants	17,909	—	—	—	—	—	—	(17,909)	—	—

Total	$4,690,128	$18,839	$142,452	$136,084	$23,031	$(554,874)	$820,474	$(1,117,097)	$4,159,037	$272,073

Debt securities valued at $820,474 were transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $1,099,188 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $17,909 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	15.8%
Banking	12.0
Finance Companies	5.0
Technology	4.9
Semiconductors & Semiconductor Equipment	4.4
Automotive	3.5
Healthcare	3.0
Electric	2.9
Chemicals	2.8
Wirelines	2.8
Airlines	2.8
Property & Casualty Insurance	2.8
Midstream	2.5
Local Authorities	2.4
Aerospace & Defense	2.4
Metals & Mining	2.2
Other Investments, less than 2% each	24.9
Short-Term Investments	1.5

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 95.9% of Net Assets
	Australia – 3.4%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A(b)	$4,857,494
14,770,000	Australia Government International Bond, Series 142, 4.250%, 4/21/2026, (AUD)(b)	12,000,137
25,475,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	19,955,909

		36,813,540

	Barbados – 0.3%
950,000	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A(b)	918,570
2,767,917	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A(b)	2,655,607

		3,574,177

	Belgium – 1.0%
2,530,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026(b)	2,568,431
470,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 2/01/2036(b)	494,378
3,720,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/01/2046(b)	4,020,836
2,150,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A(b)	2,187,610
1,120,000	Solvay Finance (America) LLC, 4.450%, 12/03/2025, 144A(b)	1,162,140

		10,433,395

	Bermuda – 0.2%
1,660,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	1,605,722

	Brazil – 0.9%
4,775,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	4,746,350
1,275,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	1,113,967
1,910,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	2,188,641
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,881,894

		9,930,852

	Canada – 2.4%
1,985,000	Alimentation Couche-Tard, Inc., 1.875%, 5/06/2026, (EUR)(b)	2,145,991
7,610,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)(b)	5,715,393
4,399,000	Canadian Government International Bond, 4.000%, 6/01/2041, (CAD)(b)	4,281,870
3,321,245	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)(b)	2,471,299

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Canada – continued
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	$6,599,952
3,210,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	2,741,787
2,610,000	Province of Ontario Canada, 1.950%, 1/27/2023, (CAD)(b)	1,940,651

		25,896,943

	Cayman Islands – 0.1%
1,332,970	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.754%, 4/15/2032, 144A(b)(c)	1,325,466

	Chile – 0.6%
5,420,000	CODELCO, Inc., 4.500%, 9/16/2025, 144A(b)	5,502,102
1,375,000	Itau CorpBanca, 3.875%, 9/22/2019, 144A(b)	1,417,100

		6,919,202

	Colombia – 0.9%
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045(b)	3,709,613
17,000,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(b)	5,818,060

		9,527,673

	Denmark – 1.0%
71,250,000	Denmark Government Bond, 1.750%, 11/15/2025, (DKK)(b)	11,355,157

	France – 1.3%
1,490,000	AXA S.A., 7.125%, 12/15/2020, (GBP)(b)	2,218,845
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)(b)	3,368,136
3,420,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A(b)	3,370,752
885,000	BNP Paribas S.A., (fixed rate to 10/14/2022, variable rate thereafter), 2.625%, 10/14/2027, (EUR)(b)	955,130
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A(b)	3,526,681
200,000	Veolia Environnement S.A., (fixed rate to 4/16/2018, variable rate thereafter), 4.850% , (GBP)(d)	254,938

		13,694,482

	Germany – 5.7%
6,500,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	7,953,891
32,825,000	Bundesrepublik Deutschland, 1.000%, 8/15/2025, (EUR)(b)	37,492,764
1,215,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	2,197,642
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)(b)	993,743

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Germany – continued
1,770,000	Schaeffler Finance BV, 3.250%, 5/15/2025, (EUR)	$1,979,678
4,587,000	Unitymedia GmbH, 3.750%, 1/15/2027, (EUR)	4,567,469
4,400,000	Vonovia Finance BV, EMTN, 1.500%, 6/10/2026, (EUR)(b)	4,615,951
2,400,000	ZF North America Capital, Inc., 2.750%, 4/27/2023, (EUR)	2,662,532

		62,463,670

	Hong Kong – 0.6%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(b)	3,329,805
3,285,000	CK Hutchison International 16 Ltd., 1.875%, 10/03/2021, 144A(b)	3,145,782

		6,475,587

	Indonesia – 1.1%
160,921,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(b)	12,039,960
200,000	Pertamina Persero PT, MTN, 5.625%, 5/20/2043	184,016

		12,223,976

	Ireland – 1.5%
875,000	Bank of Ireland Mortgage Bank, 1.750%, 3/19/2019, (EUR)	957,078
2,495,000	Bank of Ireland Mortgage Bank, EMTN, 3.625%, 10/02/2020, (EUR)	2,972,302
2,625,000	Bank of Ireland Mortgage Bank, Series 47, 0.500%, 1/20/2020, (EUR)	2,803,130
8,995,000	Ireland Government Bond, 2.000%, 2/18/2045, (EUR)(b)	10,142,376

		16,874,886

	Israel – 0.3%
3,215,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023(b)	3,043,290

	Italy – 5.1%
2,874,638	Asti RMBS S.r.l., Series 1, Class A, 0.933%, 12/27/2060, (EUR)(b)(c)	3,063,621
1,058,330	Berica ABS S.r.l., Series 3, Class A, 0.731%, 6/30/2061, (EUR)(b)(c)	1,122,964
1,100,886	Berica Residential S.r.l., Series 8, Class A, 0.066%, 3/31/2048, (EUR)(b)(c)	1,150,401
1,450,000	Buzzi Unicem SpA, 2.125%, 4/28/2023, (EUR)	1,550,203
1,226,923	Claris Finance S.r.l., Series 2014-1, Class A1, 0.834%, 12/28/2061, (EUR)(b)(c)	1,303,201
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A(b)	3,574,976
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)(b)	2,668,844
650,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	600,720

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Italy – continued
$1,645,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A(b)	$1,569,789
870,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	941,674
4,800,000	Italy Buoni Poliennali Del Tesoro, 1.250%, 12/01/2026, (EUR)(b)	4,795,432
6,910,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	8,283,158
6,585,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	8,414,699
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,162,500
4,751,000	Republic of Italy, 6.875%, 9/27/2023(b)	5,531,732
5,173,024	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.188%, 10/25/2055, (EUR)(b)(c)	5,382,268
1,440,132	Vela Home S.r.l., Series 4, Class A2, Zero Coupon, 10/25/2042, (EUR)(b)(c)	1,503,766
1,737,011	Voba N 3 S.r.l., Series 2011-3, Class A2, 0.688%, 11/23/2047, (EUR)(b)(c)	1,843,255

		55,463,203

	Japan – 11.8%
423,074,000	Japan Government CPI Linked Bond, Series 19, 0.100%, 9/10/2024, (JPY)(b)	3,846,426
2,246,839,200	Japan Government CPI Linked Bond, Series 20, 0.100%, 3/10/2025, (JPY)(b)	20,456,229
449,299,305	Japan Government CPI Linked Bond, Series 21, 0.100%, 3/10/2026, (JPY)(b)	4,101,580
917,500,000	Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)(b)	8,259,894
2,194,650,000	Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	19,390,097
163,600,000	Japan Government Ten Year Bond, 1.300%, 12/20/2019, (JPY)(b)	1,460,117
575,000,000	Japan Government Ten Year Bond, 1.300%, 3/20/2021, (JPY)(b)	5,212,267
572,450,000	Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)(b)	6,122,558
1,688,950,000	Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)(b)	18,220,284
1,083,100,000	Japan Government Thirty Year Bond, Series 26, 2.400%, 3/20/2037, (JPY)(b)	12,447,379
715,100,000	Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)(b)	7,209,309
489,000,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)(b)	5,101,541
1,545,300,000	Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)(b)	16,622,734

		128,450,415

	Korea – 0.6%
56,100,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	6,597,950

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
		Malaysia – 0.3%
16,625,000		Malaysia Government Bond, 3.795%, 9/30/2022, (MYR)(b)	$3,647,672

		Mexico – 3.5%
1,835,000		Cemex SAB de CV, 7.750%, 4/16/2026, 144A	2,032,263
5,518,821	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	25,960,594
933,492	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	4,671,096
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A(b)	1,853,800
4,430,000		Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026, 144A(b)	4,208,500

			38,726,253

		Morocco – 0.2%
1,135,000		OCP S.A., 6.875%, 4/25/2044	1,140,818
1,015,000		OCP S.A., 6.875%, 4/25/2044, 144A	1,020,203

			2,161,021

		Netherlands – 1.0%
3,275,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.950%, 2/01/2022	3,303,657
3,717,000		ING Bank NV, EMTN, (fixed rate to 2/25/2021, variable rate thereafter), 3.625%, 2/25/2026, (EUR)(b)	4,256,577
3,445,000		Ziggo Bond Finance BV, 6.000%, 1/15/2027, 144A	3,341,650

			10,901,884

		Norway – 1.4%
130,265,000		Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	15,660,130

		Poland – 1.2%
47,950,000		Poland Government International Bond, 3.250%, 7/25/2019, (PLN)(b)	11,722,092
5,195,000		Poland Government International Bond, Series 0421, 2.000%, 4/25/2021, (PLN)(b)	1,200,350

			12,922,442

		Portugal – 0.8%
3,625,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	3,704,460
550,000		EDP Finance BV, 4.900%, 10/01/2019, 144A	576,336
3,885,000		EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)(b)	4,012,909

			8,293,705

		Romania – 0.1%
1,010,000		Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	1,091,060

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Singapore – 0.2%
3,630,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)(b)	$2,552,267

	South Africa – 1.4%
2,265,000	Myriad International Holdings BV, 5.500%, 7/21/2025	2,281,444
214,610,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(b)	12,782,701

		15,064,145

	Spain – 2.1%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)(b)	1,088,056
2,600,000	Santander Issuances SAU, 5.179%, 11/19/2025(b)	2,624,448
5,165,000	Spain Government Bond, 4.200%, 1/31/2037, 144A, (EUR)(b)	7,235,093
9,300,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	12,463,016

		23,410,613

	Supranationals – 1.0%
3,365,000	Banque Quest Africaine de Developpement, 5.500%, 5/06/2021, 144A	3,466,825
67,150,000	Nordic Investment Bank, GMTN, 1.375%, 7/15/2020, (NOK)(b)	7,800,049

		11,266,874

	Switzerland – 0.4%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A(b)	4,500,189

	United Arab Emirates – 0.1%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,581,528

	United Kingdom – 7.2%
544,614	Auburn Securities PLC, Series 4, Class A2, 0.655%, 10/01/2041, (GBP)(b)(c)	659,759
5,440,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	6,656,961
900,000	Barclays PLC, 4.375%, 9/11/2024(b)	892,694
400,000	Barclays PLC, 5.200%, 5/12/2026(b)	406,620
675,000	Barclays PLC, EMTN, (fixed rate to 11/11/2020, variable rate thereafter), 2.625%, 11/11/2025, (EUR)(b)	704,968
953,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)(b)	1,316,088
380,800	Eurosail PLC, Series 2007-1X, Class A3C, 0.537%, 3/13/2045, (GBP)(b)(c)	456,228
183,930	Eurosail PLC, Series 2007-2X, Class A3C, 0.527%, 3/13/2045, (GBP)(c)	219,060
2,240,000	FCE Bank PLC, EMTN, 1.528%, 11/09/2020, (EUR)(b)	2,442,115

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
177,626	Great Hall Mortgages PLC, Series 2006-1, Class A2A, 0.521%, 6/18/2038, (GBP)(c)	$210,904
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)(b)	532,102
3,190,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(b)	4,520,571
1,810,000	Imperial Brands Finance PLC, 4.250%, 7/21/2025, 144A(b)	1,868,329
1,030,000	Lloyds Banking Group PLC, 4.650%, 3/24/2026	1,043,279
420,000	Noble Holding International Ltd., 5.250%, 3/15/2042	277,200
200,000	Noble Holding International Ltd., 6.050%, 3/01/2041	138,000
305,000	Noble Holding International Ltd., 6.200%, 8/01/2040	212,356
832,100	Precise Mortgage Funding, Series 2014-1, Class A, 1.176%, 9/12/2047, (GBP)(b)(c)	1,023,543
448,842	Precise Mortgage Funding PLC, Series 2015-1, Class A, 1.326%, 3/12/2048, (GBP)(b)(c)	553,131
658,929	Residential Mortgage Securities PLC, Series 20X, Class A2A, 0.662%, 8/10/2038, (GBP)(b)(c)	766,302
561,585	Residential Mortgage Securities PLC, Series 21X, Class A3A, 0.798%, 11/12/2038, (GBP)(b)(c)	665,645
557,118	Residential Mortgage Securities PLC, Series 22X, Class A3A, 0.758%, 11/14/2039, (GBP)(b)(c)	655,462
453,676	Residential Mortgage Securities PLC, Series 28, Class A, 1.523%, 6/15/2046, (GBP)(b)(c)	560,823
715,425	RMAC PLC, Series 2005-NS3X, Class A2C, 0.042%, 6/12/2043, (EUR)(b)(c)	709,490
2,222,557	RMAC PLC, Series 2005-NS4X, Class A3A, 0.716%, 12/12/2043, (GBP)(b)(c)	2,573,682
213,482	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.526%, 6/12/2044, (GBP)(c)	244,603
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024(b)	5,812,982
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	446,900
3,778,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(b)	3,698,666
3,245,000	Sky PLC, 3.750%, 9/16/2024, 144A	3,255,300
315,000	Sky PLC, EMTN, 2.500%, 9/15/2026, (EUR)	358,337
2,195,000	Standard Chartered PLC, EMTN, 5.125%, 6/06/2034, (GBP)	2,685,922
4,410,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	5,860,326
1,290,000	Towd Point Mortgage Funding PLC, Series 16-GR1A, Class B, 1.802%, 7/20/2046, 144A, (GBP)(b)(c)	1,589,845
2,920,000	United Kingdom Gilt, 2.000%, 9/07/2025, (GBP)(b)	3,867,064
3,385,000	United Kingdom Gilt, 3.500%, 1/22/2045, (GBP)(b)	5,650,127
1,435,000	United Kingdom Gilt, 4.250%, 6/07/2032, (GBP)(b)	2,400,764

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United Kingdom – continued
4,705,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	$8,258,082
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	2,037,865
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	1,850,217

		78,082,312

	United States – 36.2%
66,511	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	66,504
827,182	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A(b)	823,777
3,510,000	Aetna, Inc., 3.200%, 6/15/2026(b)	3,472,334
1,100,000	Aetna, Inc., 4.375%, 6/15/2046(b)	1,104,562
572,000	Ally Financial, Inc., 4.125%, 3/30/2020	577,720
4,745,000	Ally Financial, Inc., 4.125%, 2/13/2022	4,703,481
1,260,000	Ally Financial, Inc., 4.250%, 4/15/2021	1,271,813
2,757,668	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,008,820
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024(b)	2,243,059
2,745,000	Anadarko Petroleum Corp., 5.550%, 3/15/2026(b)	3,072,369
2,130,000	AT&T, Inc., 4.300%, 12/15/2042(b)	1,906,723
2,350,000	AT&T, Inc., 4.350%, 6/15/2045(b)	2,093,925
2,120,000	AT&T, Inc., 4.750%, 5/15/2046(b)	2,008,528
295,000	AT&T, Inc., 4.800%, 6/15/2044(b)	278,750
3,140,000	Aviation Capital Group Corp., 4.875%, 10/01/2025, 144A(b)	3,328,400
4,510,000	Bank of America Corp., 4.100%, 7/24/2023(b)	4,711,146
1,175,000	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	1,210,147
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.204%, 8/15/2029, 144A(c)	3,813,921
1,455,000	Celgene Corp., 5.000%, 8/15/2045(b)	1,512,807
3,916,847	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A(b)	3,861,754
1,520,000	Citigroup, Inc., 4.000%, 8/05/2024(b)	1,531,775
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)(b)	2,223,562
3,138,561	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 2.404%, 5/13/2031, 144A(c)(e)(f)	3,124,699
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A(b)	2,608,575

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.830%, 8/13/2027, 144A(c)	$2,778,894
3,700,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.424%, 10/15/2034, 144A(b)(c)	3,717,411
98,531	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	102,050
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,512,000
1,330,000	Continental Resources, Inc., 3.800%, 6/01/2024	1,226,925
2,520,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class B, 2.940%, 10/15/2024, 144A(b)	2,481,142
1,515,667	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.800%, 11/26/2036, 144A(c)	1,489,416
1,885,000	Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(b)(c)	1,894,427
2,500,000	Delphi Automotive PLC, 1.500%, 3/10/2025, (EUR)(b)	2,633,479
3,052,615	Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.250%, 1/30/2025(b)	3,114,736
680,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	483,024
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,642,265
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,819,336
2,341,765	FNMA, 4.500%, with various maturities from 2043 to 2046(b)	2,545,716
12,590,000	FNMA (TBA), 3.000%, 2/01/2047(g)	12,488,146
14,925,000	FNMA (TBA), 3.500%, 2/01/2047(g)	15,273,931
15,105,000	FNMA (TBA), 4.000%, 2/01/2047(g)	15,858,775
6,270,000	Ford Motor Credit Co. LLC, 4.050%, 12/10/2018, (AUD)(b)	4,594,627
185,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	155,400
915,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	757,181
50,000,000	General Electric Co., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,242,948
3,925,000	General Motors Co., 5.200%, 4/01/2045	3,783,355
3,100,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020(b)	3,119,440
3,900,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	3,805,000
2,330,000	Gilead Sciences, Inc., 4.150%, 3/01/2047(b)	2,213,041
625,000	Gilead Sciences, Inc., 4.750%, 3/01/2046(b)	646,669
1,241,302	GNMA, 2.316%, 5/20/2064(b)(c)	1,290,268
1,510,375	GNMA, 2.598%, 11/20/2064(b)(c)	1,604,824

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,621,399	GNMA, 2.688%, 11/20/2064(b)(c)	$1,726,085
2,741,054	GNMA, 2.851%, 10/20/2063(b)(c)	2,918,425
532,563	GNMA, 4.448%, 4/20/2065(b)	573,841
1,730,025	GNMA, 4.525%, 1/20/2063(b)	1,830,920
3,834,932	GNMA, 4.546%, 12/20/2061(b)	4,000,798
687,128	GNMA, 4.548%, 6/20/2062(b)	719,426
1,724,077	GNMA, 4.564%, 2/20/2065(b)	1,861,366
1,881,719	GNMA, 4.613%, 7/20/2064(b)	2,029,778
3,246,736	GNMA, 4.668%, 5/20/2064(b)	3,504,457
1,854,527	GNMA, 4.672%, 7/20/2064(b)	2,005,377
5,465,000	GNMA (TBA), 3.000%, 2/01/2047(g)	5,524,453
4,180,000	GNMA (TBA), 3.500%, 2/01/2047(g)	4,338,628
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024(b)	2,072,206
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,755,200
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,799,488
1,552,715	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A(b)	1,539,917
1,800,000	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	1,800,102
3,810,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	3,777,215
3,174,000	JPMorgan Chase & Co., 3.875%, 2/01/2024(b)	3,289,470
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.904%, 8/15/2027, 144A(b)(c)	3,804,404
710,002	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.425%, 9/26/2035, 144A(b)(c)	712,424
4,270,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026(b)	4,008,834
1,180,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,110,355
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,020,000
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A(b)	5,138,045
4,419,593	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A(b)	4,287,758
1,300,329	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A(b)	1,318,101
1,900,000	Morgan Stanley, 3.950%, 4/23/2027(b)	1,880,827

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.793%, 8/12/2045, 144A(b)(c)	$1,407,886
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.793%, 8/15/2045, 144A(b)(c)	1,505,510
1,370,000	MPLX LP, 4.500%, 7/15/2023	1,391,394
960,000	MPLX LP, 4.875%, 12/01/2024	988,506
1,030,000	MPLX LP, 4.875%, 6/01/2025	1,058,991
1,220,000	MPLX LP, 5.500%, 2/15/2023	1,269,237
3,540,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A(b)	3,609,016
461,419	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	471,108
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)(b)	7,313,818
2,015,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,959,588
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(b)(c)	2,681,385
317,472	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A(b)	319,345
3,594,763	Spirit Airlines Pass Through Certificates, Series 2015-1, Class B, 4.450%, 10/01/2025(b)	3,652,423
1,755,487	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	1,764,264
1,760,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,744,600
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,370,850
7,724,205	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	7,599,783
2,125,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,888,428
11,100,000	U.S. Treasury Bond, 2.875%, 5/15/2043(b)(h)	10,721,468
1,045,000	U.S. Treasury Bond, 3.125%, 2/15/2042(b)	1,060,390
23,793,670	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(i)	23,008,503
27,855,000	U.S. Treasury Note, 0.750%, 4/30/2018(h)	27,763,608
1,710,000	U.S. Treasury Note, 0.875%, 11/30/2017	1,710,133
3,675,000	U.S. Treasury Note, 1.125%, 2/28/2021(b)	3,575,804
29,985,000	U.S. Treasury Note, 1.125%, 6/30/2021	29,021,042
610,000	U.S. Treasury Note, 1.500%, 8/15/2026	561,033
4,830,000	U.S. Treasury Note, 1.625%, 10/31/2023(b)	4,646,798
1,377,417	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	1,422,362

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	United States – continued
$1,280,000	Verizon Communications, Inc., 2.625%, 8/15/2026(b)	$1,178,307
565,000	Verizon Communications, Inc., 3.850%, 11/01/2042	489,593
345,000	Verizon Communications, Inc., 4.272%, 1/15/2036	330,208
1,075,000	Verizon Communications, Inc., 4.400%, 11/01/2034(b)	1,061,010
2,045,000	Verizon Owner Trust, Series 2016-2A, Class A, 1.680%, 5/20/2021, 144A(b)	2,036,761
655,000	Virginia Electric & Power Co., 4.450%, 2/15/2044(b)	687,662
827,313	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043(b)	826,386
625,000	Westlake Chemical Corp., 3.600%, 8/15/2026, 144A	601,144
710,000	Westlake Chemical Corp., 5.000%, 8/15/2046, 144A	701,305
4,520,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,537,673
2,875,000	Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026, (EUR)	3,091,198
1,030,000	Zimmer Biomet Holdings, Inc., 3.550%, 4/01/2025(b)	1,003,207

		395,213,204

	Total Bonds and Notes (Identified Cost $1,119,344,376)	1,047,744,885

Short-Term Investments – 6.4%
18,558,098	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $18,558,160 on 1/03/2017 collateralized by $19,470,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $18,933,387 including accrued interest(j)	18,558,098
51,475,000	U.S. Treasury Bills, 0.436%, 03/30/2017(k)	51,413,642

	Total Short-Term Investments (Identified Cost $69,978,236)	69,971,740

	Total Investments – 102.3% (Identified Cost $1,189,322,612)(a)	1,117,716,625
	Other assets less liabilities – (2.3)%	(25,029,569)

	Net Assets – 100.0%	$1,092,687,056

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$3,124,699	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $1,194,829,138 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,155,621
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(90,268,134)

Net unrealized depreciation	$(77,112,513)

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(d)	Perpetual bond with no specified maturity date.
(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of this security amounted to $3,124,699 or 0.3% of net assets.
(g)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $230,216,197 or 21.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At December 31, 2016, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	3/15/2017	Brazilian Real	6,025,000	$1,815,675	$(97,339)
Sell[2]	3/15/2017	British Pound	965,000	1,191,324	32,509
Sell[2]	3/15/2017	British Pound	890,000	1,098,734	(5,807)
Buy[3]	3/15/2017	Colombian Peso	17,000,000,000	5,594,279	13,189
Sell[4]	3/15/2017	Euro	17,250,000	18,221,467	241,466
Sell[4]	3/15/2017	Euro	2,580,000	2,725,298	(16,414)
Buy[5]	3/15/2017	Japanese Yen	1,275,000,000	10,946,588	20,248
Buy[5]	3/15/2017	Japanese Yen	7,658,000,000	65,748,209	(1,633,216)
Sell[5]	3/15/2017	Japanese Yen	190,000,000	1,631,256	(8,265)
Sell[6]	3/15/2017	Mexican Peso	422,590,000	20,196,831	490,174
Sell[4]	3/15/2017	South African Rand	168,000,000	12,073,331	110,712
Buy[5]	3/15/2017	South Korean Won	17,143,469,000	14,195,321	(517,577)
Sell[5]	3/15/2017	South Korean Won	12,950,000,000	10,722,999	152,956
Sell[5]	3/15/2017	South Korean Won	1,900,000,000	1,573,259	(2,362)
Sell[6]	3/15/2017	Swedish Krona	15,530,000	1,711,629	(14,819)
Buy[5]	3/15/2017	Swiss Franc	8,430,000	8,314,831	(80,287)
Sell[5]	3/15/2017	Swiss Franc	1,110,000	1,094,835	(10,244)

Total					$(1,325,076)

At December 31, 2016, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
3/15/2017	Australian Dollar	31,115,000	Euro[5]	21,788,453	$599,706
3/15/2017	British Pound	3,605,000	Euro[3]	4,291,161	82,337
3/15/2017	Japanese Yen	3,015,000,000	Euro[3]	24,822,748	335,230
3/15/2017	Norwegian Krone	56,420,000	Euro[5]	6,279,424	96,439
3/15/2017	Norwegian Krone	9,400,000	Euro[5]	1,027,649	(3,528)

Total					$1,110,184

[1]	Counterparty is Deutsche Bank AG
[2]	Counterparty is State Street Bank and Trust Company
[3]	Counterparty is Morgan Stanley & Co.
[4]	Counterparty is Citibank N.A.
[5]	Counterparty is Credit Suisse International
[6]	Counterparty is UBS AG

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	3/31/2017	875	$102,956,055	$(295,590)
German Euro Bund	3/08/2017	165	28,510,773	304,317
Ultra Long U.S. Treasury Bond	3/22/2017	179	28,684,750	(398,927)

Total				$(390,200)

At December 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	3/22/2017	792	$98,430,750	$543,588
30 Year U.S. Treasury Bond	3/22/2017	264	39,773,250	447,329

Total				$990,917

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$1,047,744,885	$—	$1,047,744,885
Short-Term Investments	—	69,971,740	—	69,971,740

Total Investments		1,117,716,625	—	1,117,716,625

Forward Foreign Currency Contracts (unrealized appreciation)	—	2,174,966	—	2,174,966
Futures Contracts (unrealized appreciation)	1,295,234	—	—	1,295,234

Total	$1,295,234	$1,119,891,591	$—	$1,121,186,825

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,389,858)	$—	$(2,389,858)
Futures Contracts (unrealized depreciation)	(694,517)	—	—	(694,517)

Total	$(694,517)	$(2,389,858)	$—	$(3,084,375)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes United States	$1,874,325	$—	$—	$—	$—	$—	$—	$(1,874,325)	$—	$—

A debt security valued at $1,874,325 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended December 31, 2016, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2016, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of December 31, 2016:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives Foreign exchange contracts	$2,174,966	$—
Exchange-traded/cleared asset derivatives Interest rate contracts	—	1,295,234

Total asset derivatives	$2,174,966	$1,295,234

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives Foreign exchange contracts	$(2,389,858)	$—
Exchange-traded/cleared liability derivatives Interest rate contracts	—	(694,517)

Total liability derivatives	$(2,389,858)	$(694,517)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of December 31, 2016, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse International	$(1,386,130)	$1,973,504
Deutsche Bank AG	(97,339)	—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$9,277,960	$5,933,677

These amounts include cash and securities received as collateral by the Fund in the amount of $1,436,000.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	43.5%
Mortgage Related	7.5
Banking	6.1
Local Authorities	2.9
Non-Agency Commercial Mortgage-Backed Securities	2.8
ABS Home Equity	2.7
ABS Other	2.5
Automotive	2.2
Life Insurance	2.1
Other Investments, less than 2% each	23.6
Short-Term Investments	6.4

Total Investments	102.3
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(2.3)

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	51.1%
Euro	15.7
Japanese Yen	12.5
British Pound	5.5
Australian Dollar	3.3
Mexican Peso	2.8
Norwegian Krone	2.7
Canadian Dollar	2.4
Other, less than 2% each	6.3

Total Investments	102.3
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(2.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.9% of Net Assets
Non-Convertible Bonds – 88.8%
	ABS Home Equity – 2.2%
$165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.236%, 6/17/2031, 144A(b)	$164,047
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	183,360
54,560	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	55,618
282,039	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034	286,925
66,317	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	65,735
66,427	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	68,061
100,000	CAM Mortgage Trust LLC, Series 2015-1, Class M, 4.750%, 7/15/2064, 144A(b)	99,009
90,486	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.966%, 5/25/2035(b)	74,969
60,474	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 4.851%, 5/25/2035(b)	61,670
209,375	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.066%, 9/19/2045(b)	155,573
320,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.006%, 11/25/2023(b)	337,973
270,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 4.056%, 10/25/2027(b)	282,770
73,291	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.578%, 7/19/2035(b)	66,018
58,974	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 3.202%, 12/25/2034(b)	58,447
112,563	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.396%, 7/25/2045(b)	94,160
94,090	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 1.256%, 1/25/2036(b)	60,211
292,487	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 2.989%, 3/25/2035(b)	226,390
68,484	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	69,240
175,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	166,774
110,190	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.098%, 9/25/2046(b)	105,097
171,410	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.848%, 1/25/2047(b)	159,569

		2,841,616

	ABS Other – 0.2%
217,262	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	209,115

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 3.5%
$405,000	Arconic, Inc., 5.125%, 10/01/2024	$415,125
235,000	Arconic, Inc., 5.900%, 2/01/2027	244,987
50,000	Arconic, Inc., 6.750%, 1/15/2028	53,600
90,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	89,460
75,000	Engility Corp., 8.875%, 9/01/2024, 144A	78,563
690,000	KLX, Inc., 5.875%, 12/01/2022, 144A	710,700
1,425,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,442,812
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	432,500
350,000	Oshkosh Corp., 5.375%, 3/01/2025	357,000
265,000	TransDigm, Inc., 6.000%, 7/15/2022	275,600
225,000	TransDigm, Inc., 6.500%, 7/15/2024	235,406
185,000	TransDigm, Inc., 6.500%, 5/15/2025	193,788

		4,529,541

	Airlines – 2.1%
1,162,230	American Airlines Pass Through Certificates, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	1,202,687
325,142	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	373,523
1,185,731	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	1,144,230
49,254	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	50,240

		2,770,680

	Automotive – 1.1%
150,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	151,500
305,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	320,400
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	64,703
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	61,800
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	339,200
500,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	516,250

		1,453,853

	Banking – 4.4%
600,000	Ally Financial, Inc., 3.500%, 1/27/2019	603,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$155,000	Ally Financial, Inc., 4.125%, 3/30/2020	$156,550
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,825
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	997,150
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,263,825
1,335,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	1,233,787
265,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	275,256
1,210,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	1,286,633

		5,836,026

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	193,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	142,780
515,000	Jefferies Group LLC, 6.450%, 6/08/2027	564,810

		900,590

	Building Materials – 1.5%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	618,912
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	302,250
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	332,250
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	279,575
15,000	Masco Corp., 7.750%, 8/01/2029	18,358
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	162,000
160,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	169,200
100,000	USG Corp., 5.500%, 3/01/2025, 144A	102,750

		1,985,295

	Cable Satellite – 7.9%
690,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	708,975
150,000	Cablevision S.A., 6.500%, 6/15/2021, 144A	152,438
400,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	411,000
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	632,225
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	596,562

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$540,000	CSC Holdings LLC, 5.250%, 6/01/2024	$527,850
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,375
300,000	CSC Holdings LLC, 10.125%, 1/15/2023, 144A	346,500
745,000	CSC Holdings LLC, 10.875%, 10/15/2025, 144A	885,619
625,000	DISH DBS Corp., 5.000%, 3/15/2023	621,875
440,000	DISH DBS Corp., 5.125%, 5/01/2020	455,400
480,000	DISH DBS Corp., 5.875%, 7/15/2022	505,200
500,000	DISH DBS Corp., 5.875%, 11/15/2024	514,500
245,000	DISH DBS Corp., 7.750%, 7/01/2026	276,238
1,320,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,356,300
875,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	864,062
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	203,000
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	565,000
660,000	Ziggo Secured Finance BV, 5.500%, 1/15/2027, 144A	643,368

		10,314,487

	Chemicals – 0.6%
805,000	Hercules LLC, 6.500%, 6/30/2029	781,856

	Construction Machinery – 0.5%
115,000	United Rentals North America, Inc., 4.625%, 7/15/2023	117,300
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	304,500
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	270,300

		692,100

	Consumer Cyclical Services – 1.1%
460,000	Interval Acquisition Corp., 5.625%, 4/15/2023	469,200
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	292,125
645,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	678,862

		1,440,187

	Consumer Products – 0.2%
225,000	Avon International Operations, Inc., 7.875%, 8/15/2022, 144A	237,938

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	$78,000

	Electric – 1.7%
300,000	AES Corp. (The), 5.500%, 4/15/2025	298,500
220,000	AES Corp. (The), 6.000%, 5/15/2026	223,300
247,000	Calpine Corp., 7.875%, 1/15/2023, 144A	257,497
16,650	CE Generation LLC, 7.416%, 12/15/2018	15,568
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,052,187
155,000	NRG Energy, Inc., 6.250%, 7/15/2022	155,387
35,000	NRG Energy, Inc., 6.625%, 3/15/2023	35,088
165,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	164,175
35,000	NRG Energy, Inc., 7.875%, 5/15/2021	36,488

		2,238,190

	Environmental – 0.3%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	204,506
175,000	GFL Environmental, Inc., 9.875%, 2/01/2021, 144A	192,500

		397,006

	Finance Companies – 6.0%
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021	590,719
375,000	Aircastle Ltd., 5.125%, 3/15/2021	399,375
410,000	Aircastle Ltd., 5.500%, 2/15/2022	434,600
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,975
220,000	International Lease Finance Corp., 5.875%, 8/15/2022	238,700
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	306,319
135,000	iStar, Inc., 4.000%, 11/01/2017	135,675
195,000	iStar, Inc., 4.875%, 7/01/2018	194,756
585,000	iStar, Inc., 5.000%, 7/01/2019	587,194
75,000	iStar, Inc., 5.850%, 3/15/2017	75,338
245,000	iStar, Inc., 6.500%, 7/01/2021	252,350

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$55,000	iStar, Inc., 7.125%, 2/15/2018	$56,650
865,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	821,750
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	210,000
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	29,138
65,000	Navient LLC, 4.875%, 6/17/2019	67,275
185,000	Navient LLC, 5.500%, 1/25/2023	179,450
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	866,312
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	145,725
870,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	846,075
395,000	Springleaf Finance Corp., 5.250%, 12/15/2019	397,962
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	295,400
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	114,950
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	205,000
102,000	Stearns Holdings LLC, 9.375%, 8/15/2020, 144A	102,000
320,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	312,400

		7,899,088

	Financial Other – 1.3%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	454,500
860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	853,550
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	392,850

		1,700,900

	Food & Beverage – 1.0%
730,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	731,825
195,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	197,438
20,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	20,700
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	123,000
265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	290,175

		1,363,138

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – 0.9%
$150,000	Boyd Gaming Corp., 6.375%, 4/01/2026, 144A	$161,550
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	83,432
925,000	MGM Resorts International, 6.000%, 3/15/2023	999,000

		1,243,982

	Government Owned—No Guarantee – 1.4%
675,000	Petrobras Global Finance BV, 4.875%, 3/17/2020	667,372
610,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	596,580
155,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	148,676
25,000	Petrobras Global Finance BV, 6.750%, 1/27/2041	21,000
80,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	68,656
340,000	Petrobras Global Finance BV, 8.375%, 5/23/2021	366,350

		1,868,634

	Healthcare – 4.4%
750,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	521,250
135,000	Envision Healthcare Corp., 5.625%, 7/15/2022	139,185
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	322,875
125,000	HCA, Inc., 4.500%, 2/15/2027	122,813
655,000	HCA, Inc., 5.375%, 2/01/2025	656,637
430,000	HCA, Inc., 7.050%, 12/01/2027	440,750
35,000	HCA, Inc., 7.500%, 12/15/2023	38,763
790,000	HCA, Inc., 7.500%, 11/06/2033	837,400
40,000	HCA, Inc., 7.690%, 6/15/2025	43,500
40,000	HCA, Inc., 8.360%, 4/15/2024	45,400
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	220,887
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,150
135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	142,087
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	69,650
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	177,650

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	$145,600
50,000	MEDNAX, Inc., 5.250%, 12/01/2023, 144A	51,500
330,000	Quintiles IMS, Inc., 5.000%, 10/15/2026, 144A	330,825
490,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	432,425
1,145,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	883,081
85,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	88,613

		5,732,041

	Home Construction – 1.7%
20,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	21,600
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(e)	2
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(f)	195,000
385,000	Lennar Corp., 4.750%, 11/15/2022	394,625
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	691,200
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	493,762
380,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	386,650
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(c)(d)(e)	2

		2,182,841

	Independent Energy – 9.1%
1,035,000	Antero Resources Corp., 5.125%, 12/01/2022	1,045,350
75,000	Antero Resources Corp., 5.375%, 11/01/2021	76,688
595,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	525,087
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(g)	160,600
500,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(g)	372,500
68,000	California Resources Corp., 5.500%, 9/15/2021	53,380
33,000	California Resources Corp., 6.000%, 11/15/2024	24,214
360,000	California Resources Corp., 8.000%, 12/15/2022, 144A	320,400
110,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	113,300
103,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	93,987

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	$7,520
12,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	11,700
21,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,210
110,000	Concho Resources, Inc., 5.500%, 10/01/2022	113,987
300,000	Concho Resources, Inc., 5.500%, 4/01/2023	310,890
600,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	588,000
310,000	Continental Resources, Inc., 3.800%, 6/01/2024	285,975
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	78,400
630,000	Continental Resources, Inc., 5.000%, 9/15/2022	635,916
445,000	Eclipse Resources Corp., 8.875%, 7/15/2023	464,469
100,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	104,000
85,000	Matador Resources Co., 6.875%, 4/15/2023	89,250
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	222,500
280,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	259,000
465,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	420,825
135,000	Newfield Exploration Co., 5.625%, 7/01/2024	140,737
834,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	854,850
75,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	76,688
580,000	QEP Resources, Inc., 5.250%, 5/01/2023	581,450
220,000	QEP Resources, Inc., 5.375%, 10/01/2022	220,550
5,000	QEP Resources, Inc., 6.875%, 3/01/2021	5,313
380,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	197,600
660,000	Rice Energy, Inc., 6.250%, 5/01/2022	678,150
370,000	RSP Permian, Inc., 6.625%, 10/01/2022	391,275
200,000	Sanchez Energy Corp., 6.125%, 1/15/2023	190,000
280,000	SM Energy Co., 5.000%, 1/15/2024	263,900
230,000	SM Energy Co., 5.625%, 6/01/2025	221,950

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$170,000	SM Energy Co., 6.125%, 11/15/2022	$172,125
135,000	SM Energy Co., 6.500%, 11/15/2021	137,700
40,000	SM Energy Co., 6.500%, 1/01/2023	40,650
75,000	SM Energy Co., 6.750%, 9/15/2026	77,250
250,000	Southwestern Energy Co., 6.700%, 1/23/2025	255,625
270,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	271,056
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	751,859

		11,927,876

	Industrial Other – 0.1%
130,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	137,475

	Life Insurance – 0.3%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	429,463

	Local Authorities – 0.5%
655,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	682,969

	Lodging – 0.1%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024, 144A	111,550

	Media Entertainment – 1.7%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	664,125
830,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	829,477
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	85,000
540,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	552,150
100,000	Viacom, Inc., 4.375%, 3/15/2043	79,656

		2,210,408

	Metals & Mining – 3.0%
390,000	Anglo American Capital PLC, 4.125%, 9/27/2022, 144A	392,929
395,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	400,431
150,000	ArcelorMittal, 7.750%, 3/01/2041	159,750
930,000	ArcelorMittal, 8.000%, 10/15/2039	1,020,526
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(c)(e)(f)	12,800

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	$174,055
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	349,675
870,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	815,625
75,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	62,064
165,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A	158,539
340,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	361,675

		3,908,069

	Midstream – 5.1%
365,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	368,571
150,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	151,500
120,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	124,500
80,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	78,904
35,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042	32,609
150,000	MPLX LP, 4.500%, 7/15/2023	152,342
430,000	MPLX LP, 4.875%, 12/01/2024	442,768
340,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	337,025
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	383,438
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	157,200
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023	170,625
825,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	882,750
160,000	Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	170,000
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	358,450
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	213,525
985,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019	997,312
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	47,813
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	676,700
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	108,675
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019	84,600

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$525,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022	$556,500
135,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023	145,800

		6,641,607

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.849%, 5/15/2020, 144A(b)(c)(f)	574,054
380,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	317,602
650,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(b)	642,082
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 4.453%, 11/05/2030, 144A(b)	385,575
231,298	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.775%, 4/12/2049(b)	231,257

		2,150,570

	Oil Field Services – 0.9%
60,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	42,620
370,000	Ensco PLC, 5.750%, 10/01/2044	268,250
20,000	Global Marine, Inc., 7.000%, 6/01/2028	16,200
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	59,400
185,000	Noble Holding International Ltd., 6.050%, 3/01/2041	127,650
330,000	Noble Holding International Ltd., 7.750%, 1/15/2024	310,398
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(c)(e)(f)	27,125
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(c)(e)(f)	54,250
15,000	Parker Drilling Co., 6.750%, 7/15/2022	13,069
85,000	Rowan Cos., Inc., 5.850%, 1/15/2044	66,300
220,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	222,063

		1,207,325

	Packaging – 1.1%
330,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023, 144A(i)	325,875
345,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	342,199
350,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	368,812
360,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	359,100

		1,395,986

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 2.0%
$1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	$914,899
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	306,562
95,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	71,250
115,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	89,125
1,390,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	1,049,450
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	14,213
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	185,350

		2,630,849

	Property & Casualty Insurance – 0.4%
555,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	586,308

	Refining – 0.3%
335,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	328,266
115,000	Western Refining, Inc., 6.250%, 4/01/2021	119,313

		447,579

	REITs – Hotels – 0.3%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	392,700

	REITs – Mortgage – 0.1%
85,000	Starwood Property Trust, Inc., 5.000%, 12/15/2021, 144A	86,139

	Retailers – 1.3%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	544,570
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	328,300
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	163,800
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	123,437
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	529,650
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	35,438

		1,725,195

	Supermarkets – 1.3%
730,000	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s/Albertson’s LLC, 5.750%, 3/15/2025, 144A	722,700
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	412,925

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	$4,725
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,050
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	550,425

		1,700,825

	Technology – 8.0%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	113,163
2,305,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,402,962
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	299,425
260,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	266,500
135,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	139,725
70,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	74,200
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	144,200
165,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021, 144A	175,548
1,265,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A	1,370,369
475,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/2024, 144A	527,335
150,000	Equinix, Inc., 5.375%, 1/01/2022	157,500
140,000	Equinix, Inc., 5.375%, 4/01/2023	145,250
695,000	First Data Corp., 7.000%, 12/01/2023, 144A	740,175
320,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	318,400
175,000	Microsemi Corp., 9.125%, 4/15/2023, 144A	203,875
190,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	199,500
675,000	NXP BV/NXP Funding LLC, 4.625%, 6/15/2022, 144A	707,063
655,000	Open Text Corp., 5.625%, 1/15/2023, 144A	684,475
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	21,100
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	590,450
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	239,700
205,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	225,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$660,000	Western Digital Corp., 10.500%, 4/01/2024, 144A	$780,450

		10,526,865

	Transportation Services – 0.3%
185,000	APL Ltd., 8.000%, 1/15/2024(c)(f)	119,556
94,284	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(j)	96,406
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	112,700

		328,662

	Wireless – 3.6%
220,000	Altice Luxembourg S.A., 7.625%, 2/15/2025, 144A	231,000
970,000	Altice Luxembourg S.A., 7.750%, 5/15/2022, 144A	1,035,475
690,000	SFR Group S.A., 6.000%, 5/15/2022, 144A	708,112
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	489,800
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,280,312
585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	617,175
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	397,963

		4,759,837

	Wirelines – 2.9%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	21,150
245,000	CenturyLink, Inc., 6.450%, 6/15/2021	257,862
25,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	25,563
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	214,500
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	11,625
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	170,669
480,000	Frontier Communications Corp., 10.500%, 9/15/2022	504,624
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	657,600
95,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	95,356
645,000	Level 3 Financing, Inc., 5.250%, 3/15/2026, 144A	638,550
110,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	113,575
35,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	35,700

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$435,600
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,625
320,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	315,437
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	301,498

		3,803,934

	Total Non-Convertible Bonds (Identified Cost $113,521,715)	116,489,295

Convertible Bonds – 3.1%
	Aerospace & Defense – 0.0%
40,000	RTI International Metals, Inc., 1.625%, 10/15/2019	41,375

	Building Materials – 0.1%
80,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	74,500

	Diversified Operations – 0.4%
485,000	RWT Holdings, Inc., 5.625%, 11/15/2019	488,637

	Healthcare – 0.4%
320,000	Brookdale Senior Living, Inc., 2.750%, 6/15/2018	311,400
270,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	259,031

		570,431

	Media Entertainment – 0.2%
205,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	216,019

	Pharmaceuticals – 1.3%
481,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	563,672
345,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	328,181
515,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	406,528
435,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	438,535

		1,736,916

	Technology – 0.7%
165,000	Cypress Semiconductor Corp., 4.500%, 1/15/2022, 144A	185,522
695,000	Nuance Communications, Inc., 1.000%, 12/15/2035	629,503

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$165,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	$170,569

		985,594

	Total Convertible Bonds (Identified Cost $4,065,017)	4,113,472

	Total Bonds and Notes (Identified Cost $117,586,732)	120,602,767

Senior Loans – 0.4%
	Chemicals – 0.1%
146,754	Chemours Co. (The), Term Loan B, 3.770%, 5/12/2022(b)	145,746

	Independent Energy – 0.3%
407,467	Chesapeake Energy Corp., Term Loan, 8.500%, 8/23/2021(b)	442,949

	Total Senior Loans (Identified Cost $553,657)	588,695

Shares
Preferred Stocks – 2.2%
	Food & Beverage – 0.2%
3,245	Bunge Ltd., 4.875%	331,347

	Midstream – 0.3%
641	Chesapeake Energy Corp., 5.750%(g)	358,158
13	Chesapeake Energy Corp., 5.750%, 144A(g)	7,264
90	Chesapeake Energy Corp., 5.750%(g)	49,444

		414,866

	Pharmaceuticals – 1.2%
1,187	Allergan PLC, Series A, 5.500%	905,040
949	Teva Pharmaceutical Industries Ltd., 7.000%	614,288

		1,519,328

	Technology – 0.5%
5,760	Belden, Inc., 6.750%	608,659

	Total Preferred Stocks (Identified Cost $3,323,394)	2,874,200

Common Stocks – 0.5%
	Energy Equipment & Services – 0.0%
2,515	Hercules Offshore, Inc.(g)	—

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – 0.3%
8,051	Halcon Resources Corp.(g)	$75,196
5,700	Rex Energy Corp.(g)	2,686
25,834	Whiting Petroleum Corp.(g)	310,530

		388,412

	Pharmaceuticals – 0.2%
4,298	Bristol-Myers Squibb Co.	251,175

	Total Common Stocks (Identified Cost $1,109,382)	639,587

Warrants – 0.0%
2,186	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(g)	5,028
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(g)	—

	Total Warrants (Identified Cost $—)	5,028

Principal Amount
Short-Term Investments – 3.5%
$4,540,411	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $4,540,426 on 1/03/2017 collateralized by $4,740,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $4,631,952 including accrued interest(k) (Identified Cost $4,540,411)	4,540,411

	Total Investments – 98.5% (Identified Cost $127,113,576)(a)	129,250,688
	Other assets less liabilities – 1.5%	1,911,541

	Net Assets – 100.0%	$131,162,229

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$982,785	0.7%	$96,410	0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $127,285,974 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$6,122,470
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,157,756)

Net unrealized appreciation	$1,964,714

At September 30, 2016, the Fund had a short-term capital loss carryforward of $239,774 with no expiration date and a long-term capital loss carryforward of $1,054,802 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $96,410 or 0.1% of net assets.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $982,785 or 0.7% of net assets.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended December 31, 2016, the issuer has not made any interest payments.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $47,762,654 or 36.4% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

High Income Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$209,115	(a)	$209,115
Home Construction	—	2,182,837	4	(b)	2,182,841
Non-Agency Commercial Mortgage-Backed Securities	—	1,576,516	574,054	(a)	2,150,570
Transportation Services	—	232,256	96,406	(b)	328,662
All Other Non-Convertible Bonds*	—	111,618,107	—		111,618,107

Total Non-Convertible Bonds	—	115,609,716	879,579		116,489,295

Convertible Bonds*	—	4,113,472	—		4,113,472

Total Bonds and Notes	—	119,723,188	879,579		120,602,767

Senior Loans*	—	588,695	—		588,695

Preferred Stocks

Midstream	—	414,866	—	414,866
Pharmaceuticals	905,040	614,288	—	1,519,328
All Other Preferred Stocks*	940,006	—	—	940,006

Total Preferred Stocks	1,845,046	1,029,154	—	2,874,200

Common Stocks*	639,587	—	—	639,587

Warrants(c)	5,028	—	—	5,028

Short-Term Investments	—	4,540,411	—	4,540,411

Total	$2,489,661	$125,881,448	$879,579	$129,250,688

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes a security fair valued at zero using Level 2 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$150	$—	$(4,464)	$213,429	$—	$209,115	$150
Home Construction	4	73	—	(73)	—	—	—	—	4	(73)
Non-Agency Commercial Mortgage-Backed Securities	573,514	—	—	540	—	—	—	—	574,054	540
Transportation Services	113,265	—	2,657	(2,835)	—	(16,681)	—	—	96,406	—
Warrants	3,336	—	—	—	—	—	—	(3,336)	—	—

Total	$690,119	$73	$2,657	$(2,218)	$—	$(21,145)	$213,429	$(3,336)	$879,579	$617

A debt security valued at $213,429 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

Warrants valued at $3,336 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Independent Energy	9.4%
Technology	9.2
Cable Satellite	7.9
Finance Companies	6.0
Midstream	5.4
Healthcare	4.8
Pharmaceuticals	4.7
Banking	4.4
Wireless	3.6
Aerospace & Defense	3.5
Metals & Mining	3.0
Wirelines	2.9
ABS Home Equity	2.2
Airlines	2.1
Other Investments, less than 2% each	25.9
Short-Term Investments	3.5

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 95.5% of Net Assets
	Treasuries – 95.5%
$ 2,035,530	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$1,915,313
1,009,949	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(b)	1,014,217
2,784,889	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)(c)	3,849,716
3,314,806	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2018(b)	3,344,954
3,627,116	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)	3,664,801
6,822,997	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2021(b)(c)	6,862,045
4,346,290	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2026(b)	4,202,867
3,929,079	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)(c)	3,864,182
3,409,525	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2025(b)(c)	3,391,005
1,386,566	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2026(b)	1,398,742

	Total Bonds and Notes (Identified Cost $33,671,553)	33,507,842

Short-Term Investments – 3.7%
1,300,168	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $1,300,172 on 1/03/2017 collateralized by $1,365,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $1,327,379 including accrued interest(d)	1,300,168
20,000	U.S. Treasury Bills, 0.345%-0.381%, 1/12/2017(e)(f)	19,998

	Total Short-Term Investments (Identified Cost $1,320,165)	1,320,166

	Total Investments – 99.2% (Identified Cost $34,991,718)(a)	34,828,008
	Other assets less liabilities – 0.8%	266,758

	Net Assets – 100.0%	$35,094,766

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $35,087,782 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$126,245
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(386,019)

Net unrealized depreciation	$(259,774)

At September 30, 2016, the Fund had a short-term capital loss carryforward of $760,777 with no expiration date and a long-term capital loss carryforward of $1,463,356 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Treasury Inflation Protected Security (TIPS).
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/22/2017	13	$1,742,813	$12,489
Ultra Long U.S. Treasury Bond	3/22/2017	6	961,500	(2,076)
2 Year U.S. Treasury Note	3/31/2017	14	3,033,625	1,944
5 Year U.S. Treasury Note	3/31/2017	17	2,000,289	(548)
10 Year U.S. Treasury Note	3/22/2017	1	124,281	(68)

Total				$11,741

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$33,507,842	$—	$33,507,842
Short-Term Investments	—	1,320,166	—	1,320,166
Futures Contracts (unrealized appreciation)	14,433	—	—	14,433

Total	$14,433	$34,828,008	$—	$34,842,441

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(2,692)	$—	$—	$(2,692)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts or interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended December 31, 2016, the Fund used futures to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2016:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives Interest rate contracts	$14,433

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives Interest rate contracts	$(2,692)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss – Net
$86,998	$86,998

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	95.5%
Short-Term Investments	3.7

Total Investments	99.2
Other assets less liabilities (including futures contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 82.0% of Net Assets
Non-Convertible Bonds – 69.7%
	Aerospace & Defense – 2.7%
$ 2,210,000	Arconic, Inc., 5.125%, 10/01/2024	$2,265,250
650,000	Arconic, Inc., 5.400%, 4/15/2021	689,000
3,155,000	Arconic, Inc., 5.950%, 2/01/2037	3,069,026
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	328,923
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	91,750
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,911,281
1,165,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	1,210,144
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,923,750
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,622,500
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	1,898,775
625,000	TransDigm, Inc., 6.500%, 5/15/2025	654,687

		19,665,086

	Airlines – 1.9%
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,559,400
334,743	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	343,111
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	834,300
423,844	American Airlines Pass Through Certificates, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	424,030
160,737	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	173,595
21,655	Continental Airlines Pass Through Certificates, Series 2000-2, Class B, 8.307%, 10/02/2019	22,429
331,430	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	333,694
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,201,750
196,924	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	198,923
1,121,847	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,238,642
234,134	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	259,889
1,967,969	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,086,047
1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	1,815,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 153,984	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	$156,260
224,779	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	229,275

		13,876,970

	Automotive – 0.9%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,031,200
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,215,400
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,667,106

		6,913,706

	Banking – 1.3%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	940,163
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,187,255
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	163,200
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,609,898
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	104,818
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,543,808
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	78,838

		9,627,980

	Brokerage – 0.3%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	337,750
1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,647,072

		1,984,822

	Building Materials – 1.1%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,995,219
670,000	Masco Corp., 6.500%, 8/15/2032	726,695
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,504,600

		8,226,514

	Cable Satellite – 1.7%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	128,438
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	61,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	$72,100
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,314,675
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	311,250
3,215,000	CSC Holdings LLC, 5.250%, 6/01/2024	3,142,662
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,383,050
2,686,000	DISH DBS Corp., 5.875%, 11/15/2024	2,763,894
1,720,000	DISH DBS Corp., 7.750%, 7/01/2026	1,939,300
170,000	Time Warner Cable LLC, 4.500%, 9/15/2042	153,962

		12,271,131

	Chemicals – 3.3%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,045,500
1,060,000	GCP Applied Technologies, Inc., 9.500%, 2/01/2023, 144A	1,216,350
4,738,000	Hercules LLC, 6.500%, 6/30/2029	4,601,782
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	1,025,600
3,687,000	Hexion, Inc., 8.875%, 2/01/2018	3,668,565
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	1,135,630
3,190,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	2,488,200
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,436,613
4,680,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 10.500%, 4/15/2023, 144A	5,276,700
2,971,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,510,495

		24,405,435

	Construction Machinery – 0.7%
1,370,000	United Rentals North America, Inc., 5.500%, 7/15/2025	1,397,400
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,436,000
1,140,000	United Rentals North America, Inc., 5.875%, 9/15/2026	1,172,775

		5,006,175

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	140,738

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	$2,001,855

		2,142,593

	Diversified Manufacturing – 0.1%
970,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	675,407

	Electric – 0.7%
455,000	AES Corp. (The), 4.875%, 5/15/2023	449,404
200,000	AES Corp. (The), 5.500%, 4/15/2025	199,000
340,000	Dynegy, Inc., 5.875%, 6/01/2023	294,950
665,000	Dynegy, Inc., 7.625%, 11/01/2024	613,462
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,152,672
2,430,000	NRG Energy, Inc., 7.250%, 5/15/2026, 144A	2,417,850

		5,127,338

	Finance Companies – 3.0%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/30/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	486,250
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	248,700
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,500
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	349,500
3,980,000	iStar, Inc., 4.875%, 7/01/2018	3,975,025
1,190,000	iStar, Inc., 5.000%, 7/01/2019	1,194,463
840,000	iStar, Inc., 5.850%, 3/15/2017	843,780
1,900,000	iStar, Inc., 6.500%, 7/01/2021	1,957,000
1,984,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,884,800
885,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	885,000
1,365,000	Navient Corp., MTN, 6.125%, 3/25/2024	1,325,756
115,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	115,000
325,000	Navient LLC, MTN, 7.250%, 1/25/2022	344,094
5,550,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(c)(e)	4,578,750
3,205,000	Springleaf Finance Corp., 5.250%, 12/15/2019	3,229,037

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Finance Companies – continued
$ 805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	$841,225

			22,322,880

		Food & Beverage – 0.2%
1,081,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,116,133

		Government Guaranteed – 0.5%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,385,414

		Government Owned—No Guarantee – 0.1%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	665,280
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	332,153

			997,433

		Healthcare – 5.5%
1,080,000		BioScrip, Inc., 8.875%, 2/15/2021	810,000
5,280,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	3,669,600
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,001,562
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,091,625
4,660,000		HCA, Inc., 7.500%, 11/06/2033	4,939,600
1,815,000		HCA, Inc., 7.690%, 6/15/2025	1,973,813
375,000		HCA, Inc., 8.360%, 4/15/2024	425,625
2,945,000		HCA, Inc., MTN, 7.580%, 9/15/2025	3,173,237
3,875,000		HCA, Inc., MTN, 7.750%, 7/15/2036	4,097,812
2,475,000		Hologic, Inc., 5.250%, 7/15/2022, 144A	2,604,938
1,465,000		Kindred Healthcare, Inc., 8.000%, 1/15/2020	1,457,675
540,000		Tenet Healthcare Corp., 5.000%, 3/01/2019	526,500
1,555,000		Tenet Healthcare Corp., 6.750%, 6/15/2023	1,372,288
9,829,000		Tenet Healthcare Corp., 6.875%, 11/15/2031	7,580,616
1,395,000		Tenet Healthcare Corp., 8.125%, 4/01/2022	1,316,183
2,554,000		Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,585,925

			40,626,999

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – 1.5%
$ 300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	$304,500
2,205,000	Beazer Homes USA, Inc., 8.750%, 3/15/2022, 144A	2,381,400
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(c)(e)	661,500
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	456,662
3,060,000	Lennar Corp., 4.500%, 6/15/2019	3,159,450
400,000	PulteGroup, Inc., 6.000%, 2/15/2035	384,000
2,425,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	2,473,500
1,000,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,030,000

		10,851,012

	Independent Energy – 8.4%
530,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	520,272
480,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	450,984
470,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	424,175
445,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	392,713
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,787,250
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(f)	766,500
220,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(f)	163,900
647,000	California Resources Corp., 5.500%, 9/15/2021	507,895
106,000	California Resources Corp., 6.000%, 11/15/2024	77,778
1,635,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,455,150
1,000,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	912,500
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	157,561
1,430,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	1,458,600
630,000	Continental Resources, Inc., 3.800%, 6/01/2024	581,175
325,000	Continental Resources, Inc., 4.500%, 4/15/2023	318,500
2,040,000	Continental Resources, Inc., 5.000%, 9/15/2022	2,059,156
6,850,000	Eclipse Resources Corp., 8.875%, 7/15/2023	7,149,687
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	385,763

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 1,270,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	$1,130,300
9,165,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	8,294,325
1,680,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,722,000
1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(c)(d)(g)	—
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(c)(d)(g)	—
565,000	QEP Resources, Inc., 5.250%, 5/01/2023	566,413
340,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	337,875
5,250,000	Rex Energy Corp., (Step to 8.000% on 10/01/2017), 1.000%, 10/01/2020(h)	2,730,000
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022	2,369,857
1,140,000	Sanchez Energy Corp., 6.125%, 1/15/2023	1,083,000
1,270,000	SM Energy Co., 5.000%, 1/15/2024	1,196,975
545,000	SM Energy Co., 5.625%, 6/01/2025	525,925
572,000	SM Energy Co., 6.125%, 11/15/2022	579,150
145,000	SM Energy Co., 6.500%, 11/15/2021	147,900
1,000,000	SM Energy Co., 6.500%, 1/01/2023	1,016,250
2,495,000	Southwestern Energy Co., 4.100%, 3/15/2022	2,357,276
660,000	Southwestern Energy Co., 5.800%, 1/23/2020	679,800
6,345,000	Southwestern Energy Co., 6.700%, 1/23/2025	6,487,762
4,526,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	4,543,697
2,005,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	1,996,659
1,690,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	1,690,000

		62,024,723

	Industrial Other – 0.3%
1,340,000	Broadspectrum Ltd., 8.375%, 5/15/2020, 144A	1,417,050
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	661,194

		2,078,244

	Life Insurance – 0.4%
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	380,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$ 1,530,000	MetLife, Inc., 10.750%, 8/01/2069	$2,348,550

		2,729,350

	Local Authorities – 0.2%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,578,625

	Media Entertainment – 0.4%
1,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	740,000
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,389,150
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	768,560

		2,897,710

	Metals & Mining – 5.8%
4,146,853	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(c)(d)(g)(i)	1,659
500,000	AK Steel Corp., 7.625%, 10/01/2021	536,875
3,000,000	ArcelorMittal, 6.250%, 8/05/2020	3,262,500
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,841,337
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,831,116
210,000	Cliffs Natural Resources, Inc., 8.000%, 9/30/2020, 144A	218,400
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A(c)(e)(g)	75,600
290,000	First Quantum Minerals Ltd., 7.250%, 10/15/2019, 144A	292,900
4,530,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,462,050
12,000,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	9,930,240
785,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	806,588
3,960,000	Hecla Mining Co., 6.875%, 5/01/2021	4,049,100
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	569,106
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	2,022,750
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	795,000
4,000,000	United States Steel Corp., 6.650%, 6/01/2037	3,450,000
750,000	United States Steel Corp., 7.375%, 4/01/2020	804,375
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,799,600

		42,749,196

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – 1.3%
$ 800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	$800,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	1,893,136
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,738,275
764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	821,594

		9,253,005

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
320,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.793%, 8/10/2045(j)	316,102
1,429,661	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(e)	1,443,064

		1,759,166

	Oil Field Services – 2.3%
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	2,685,375
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(c)(e)(g)	232,750
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(c)(e)(g)	537,600
6,050,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	5,566,000
1,797,317	Precision Drilling Corp., 6.625%, 11/15/2020	1,824,277
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	292,188
5,675,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	5,728,231
530,000	Transocean, Inc., 6.800%, 3/15/2038	410,750

		17,277,171

	Packaging – 0.5%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	340,863
1,404,513	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	1,450,160
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,889,475

		3,680,498

	Property & Casualty Insurance – 0.6%
1,920,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(f)(j)	883,200
3,245,000	Sirius International Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,265,281

		4,148,481

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Railroads – 0.0%
$ 314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(e)	$284,950
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)(e)	29,370

		314,320

	REITs—Office Property – 0.1%
470,000	Highwoods Realty LP, 5.850%, 3/15/2017	473,974

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	522,206

	Retailers – 1.6%
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,968,627
500,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	493,750
1,925,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	1,898,531
675,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	690,188
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	138,806
1,265,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,366,200
3,005,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	473,288
4,499,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	4,420,267

		11,449,657

	Supermarkets – 3.7%
6,060,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,726,700
2,865,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,839,931
10,375,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,934,062
5,625,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,653,125
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	984,500
825,000	Safeway, Inc., 3.950%, 8/15/2020	794,063
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,583,738

		27,516,119

	Technology – 1.9%
874,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	906,775
1,499,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,562,708

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$ 4,210,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	$4,346,825
3,420,000		Amkor Technology, Inc., 6.375%, 10/01/2022	3,565,350
1,000,000		Micron Technology, Inc., 5.500%, 2/01/2025	995,000
2,210,000		Microsemi Corp., 9.125%, 4/15/2023, 144A	2,574,650
12,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	12,429

			13,963,737

		Transportation Services – 0.3%
3,285,000		APL Ltd., 8.000%, 1/15/2024(c)(e)	2,122,931
78,570		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(k)	80,338
178,770		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(k)	182,346

			2,385,615

		Treasuries – 8.8%
2,385,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	2,460,360
350,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(h)	293,271
270,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	182,271
170,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	113,508
40,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(h)	26,316
490,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(h)	320,623
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(h)	417,108
60,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(h)	39,186
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	1,008,770
24,750,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	163,527
50,205,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	320,804
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	529,662
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,488,309
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	7,981,213
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	384,818
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,735,393

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
15,955,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	$11,727,020
1,575,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	203,110
1,590,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	186,620
2,260,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	284,852
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,186,734
20,850,000	U.S. Treasury Note, 0.750%, 1/31/2018	20,806,027
12,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	11,961,564

		64,821,066

	Wireless – 1.4%
29,970,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,310,216
7,280,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,189,000
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	236,500
605,000	Sprint Communications, Inc., 6.000%, 11/15/2022	609,537
760,000	Sprint Corp., 7.125%, 6/15/2024	782,800

		10,128,053

	Wirelines – 5.6%
1,350,000	CenturyLink, Inc., 7.650%, 3/15/2042	1,181,250
1,495,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,304,388
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	375,375
2,460,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	2,601,450
2,595,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.250%, 10/15/2023	2,750,700
1,539,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	1,527,458
1,945,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,648,387
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	360,375
4,851,000	Frontier Communications Corp., 7.875%, 1/15/2027	4,014,202
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	892,980
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,216,500
940,000	Frontier Communications Corp., 11.000%, 9/15/2025	970,550

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	$1,191,900
200,000	Oi Brasil Holdings Cooperatief UA, 5.750%, 2/10/2022, 144A(g)	63,250
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(g)	285,163
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(g)	679,749
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	726,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,433,475
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	4,852,120
645,000	Qwest Corp., 7.250%, 9/15/2025	691,922
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,332,366
2,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,614,975
2,140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,043,700
610,000	Windstream Services LLC, 7.500%, 6/01/2022	597,800
4,155,000	Windstream Services LLC, 7.500%, 4/01/2023	3,999,187
260,000	Windstream Services LLC, 7.750%, 10/15/2020	267,280
375,000	Windstream Services LLC, 7.750%, 10/01/2021	385,500

		41,008,002

	Total Non-Convertible Bonds (Identified Cost $512,502,769)	511,981,946

Convertible Bonds – 11.8%
Aerospace & Defense – 0.3%
1,895,000	RTI International Metals, Inc., 1.625%, 10/15/2019	1,960,141

	Automotive – 0.3%
2,331,000	Navistar International Corp., 4.500%, 10/15/2018	2,297,492
195,000	Navistar International Corp., 4.750%, 4/15/2019	192,562

		2,490,054

	Building Materials – 0.8%
3,510,000	CalAtlantic Group, Inc., 0.250%, 6/01/2019	3,268,687
2,050,000	CalAtlantic Group, Inc., 1.250%, 8/01/2032	2,110,219
770,000	KB Home, 1.375%, 2/01/2019	749,306

		6,128,212

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Cable Satellite – 1.6%
$ 10,465,000	Dish Network Corp., 3.375%, 8/15/2026, 144A	$11,910,478

	Consumer Products – 0.5%
3,622,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	3,404,680

	Diversified Manufacturing – 0.4%
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,961,753

	Finance Companies – 0.1%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	451,425

	Healthcare – 0.4%
1,465,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	1,405,485
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	1,797,031

		3,202,516

	Leisure – 0.4%
3,000,000	Rovi Corp., 0.500%, 3/01/2020	3,027,660

	Metals & Mining – 0.1%
460,000	TimkenSteel Corp., 6.000%, 6/01/2021	669,013

	Midstream – 0.9%
6,200,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	6,091,500
572,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	574,145
145,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	156,962

		6,822,607

	Pharmaceuticals – 0.2%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	251,578
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	363,281
750,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	668,438
255,000	Ironwood Pharmaceuticals, Inc., 2.250%, 6/15/2022	291,816

		1,575,113

	Property & Casualty Insurance – 1.1%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	8,174,416

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 4.7%
$ 3,565,000	Ciena Corp., 0.875%, 6/15/2017	$3,549,403
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,591,587
2,780,000	Intel Corp., 3.250%, 8/01/2039	4,901,488
42,179	Liberty Interactive LLC, 3.500%, 1/15/2031	39,563
9,900,000	Micron Technology, Inc., Series G, 3.000%, 11/15/2043	9,831,937
9,525,000	Nuance Communications, Inc., 1.000%, 12/15/2035	8,627,364
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	958,712
830,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	858,013

		34,358,067

	Total Convertible Bonds (Identified Cost $74,398,848)	87,136,135

Municipals – 0.5%
	District of Columbia – 0.1%
540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	717,892

	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035 (g)	2,864,850

	Total Municipals (Identified Cost $4,109,414)	3,582,742

	Total Bonds and Notes (Identified Cost $591,011,031)	602,700,823

Loan Participations – 0.1%
	ABS Other – 0.1%
645,832	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (c)(e)(j) (Identified Cost $650,676)	632,916

Senior Loans – 1.0%
	Chemicals – 0.3%
464,542	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(j)	467,097
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.750%, 8/01/2022(j)	234,553
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.750%, 12/20/2020(j)	1,601,950

		2,303,600

	Diversified Manufacturing – 0.0%
508,535	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(j)	263,167

Principal lAmount (‡)	Description	Value (†)
Senior Loans – continued
	Financial Other – 0.1%
$ 727,050	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(j)	$661,615

	Media Entertainment – 0.0%
9,495	Dex Media, Inc., Term Loan, 11.000%, 7/29/2021(j)	9,460

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(j)	354,908
156,376	Petroleum Geo-Services ASA, New Term Loan B, 3.498%, 3/19/2021(j)	125,579
95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(j)	66,758

		547,245

	Other Utility – 0.1%
407,038	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(j)	406,529
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(j)	323,375

		729,904

	Retailers – 0.0%
301,886	Toys “R” Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(j)	293,834

	Supermarkets – 0.1%
323,603	Supervalu, Inc., Refi Term Loan B, 5.500%, 3/21/2019(j)	325,771

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(j)	109,460

	Transportation Services – 0.0%
139,839	OSG Bulk Ships, Inc., OBS Term Loan, 5.250%, 8/05/2019(j)	136,169

	Wirelines – 0.3%
721,875	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(j)	727,968
716,340	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 6/06/2019(j)	722,164
532,532	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/12/2021(j)	531,536

		1,981,668

	Total Senior Loans (Identified Cost $7,745,675)	7,361,893

Shares
Common Stocks – 9.7%
	Automobiles – 1.4%
876,900	Ford Motor Co.	10,636,797

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 0.1%
78,091	Telefonica S.A., Sponsored ADR	$718,437

	Electronic Equipment, Instruments & Components – 3.7%
1,119,766	Corning, Inc.	27,176,721

	Energy Equipment & Services – 0.1%
28,584	Basic Energy Services, Inc.(f)	1,010,444
142,224	Hercules Offshore, Inc.(f)	—

		1,010,444

	Household Durables – 0.1%
800	KB Home	12,648
8,126	Newell Brands, Inc.	362,826

		375,474

	Internet Software & Services – 0.0%
2,154	Dex Media, Inc.(d)(f)	5,170

	Metals & Mining – 0.2%
202,147	ArcelorMittal, (Registered)(f)	1,475,673

	Oil, Gas & Consumable Fuels – 0.4%
2,846	Chesapeake Energy Corp.(f)	19,979
1,495	Halcon Resources Corp.(f)	13,963
23,429	OGX Petroleo e Gas S.A., Sponsored ADR	14,526
9,437	Pacific Exploration and Production Corp.(f)	412,792
71,483	Repsol S.A., Sponsored ADR	1,007,910
78,750	Rex Energy Corp.(f)	37,107
141,059	Whiting Petroleum Corp.(f)	1,695,530

		3,201,807

	Pharmaceuticals – 0.5%
64,900	Bristol-Myers Squibb Co.	3,792,756

	REITs - Diversified – 0.2%
41,117	Weyerhaeuser Co.	1,237,210

	Semiconductors & Semiconductor Equipment – 3.0%
603,280	Intel Corp.	21,880,966

	Total Common Stocks (Identified Cost $63,584,453)	71,511,455

Preferred Stocks – 1.9%
Convertible Preferred Stocks – 1.6%
	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	164,220

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,313

	Electric – 0.1%
17,119	AES Trust III, 6.750%	862,798

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Energy – 0.7%
98,558	El Paso Energy Capital Trust I, 4.750%	$4,893,405

	Midstream – 0.3%
12,537	Chesapeake Energy Corp., 5.000%(f)	582,720
160	Chesapeake Energy Corp., Series A, 5.750%, 144A(f)	87,900
3,000	Chesapeake Energy Corp., 5.750%, 144A(f)	1,676,250
30	Chesapeake Energy Corp., 5.750%(f)	16,762

		2,363,632

	REITs—Mortgage – 0.3%
37,475	iStar, Inc., Series J, 4.500%	1,948,700

	Technology – 0.2%
10,348	Belden, Inc., 6.750%	1,093,473

	Total Convertible Preferred Stocks (Identified Cost $11,567,857)	11,335,541

Non-Convertible Preferred Stocks – 0.3%
	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	450,540

	Finance Companies – 0.1%
5,300	iStar, Inc., Series F, 7.800%	129,214
2,575	iStar, Inc., Series G, 7.650%	61,800
12,475	SLM Corp., Series A, 6.970%	638,720

		829,734

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(f)	699,524

	REITs—Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	206,930

	Total Non-Convertible Preferred Stocks (Identified Cost $1,818,099)	2,186,728

	Total Preferred Stocks (Identified Cost $13,385,956)	13,522,269

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(d)(f)	—
2,917	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(f)	6,709

	Total Warrants (Identified Cost $—)	6,709

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.9%
$ 73,781	Repurchase Agreement with State Street Bank and Trust Company, dated 12/30/2016 at 0.000% to be repurchased at $73,781 on 1/03/2017 collateralized by $74,500 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $75,339 including accrued interest(l)	$73,781
16,835,097	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $16,835,153 on 1/03/2017 collateralized by $17,575,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $17,174,378 including accrued interest(l)	16,835,097
12,000,000	U.S. Treasury Bills, 0.642%, 06/22/2017(m)	11,964,900

	Total Short-Term Investments (Identified Cost $28,872,098)	28,873,778

	Total Investments – 98.6% (Identified Cost $705,249,889)(a)	724,609,843
	Other assets less liabilities – 1.4%	10,346,527

	Net Assets – 100.0%	$734,956,370

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees.The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$10,599,431	1.4%	$2,430,743	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $706,143,321 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$83,580,642
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,114,120)

Net unrealized appreciation	$18,466,522

At September 30, 2016, late-year ordinary and post-October capital loss deferrals were $710,982. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $2,430,743 or 0.3% of net assets.

(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $10,599,431 or 1.4% of net assets.
(f)	Non-income producing security.
(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(j)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(k)	Maturity has been extended under the terms of a plan of reorganization.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $147,183,370 or 20.0% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$13,720,710	$156,260	(a)	$13,876,970
Chemicals	—	22,244,205	2,161,230	(b)	24,405,435
Independent Energy	—	62,024,723	—	(c)	62,024,723
Metals & Mining	—	42,747,537	1,659	(b)	42,749,196
Transportation Services	—	2,122,931	262,684	(b)	2,385,615
All Other Non-Convertible Bonds*	—	366,540,007	—		366,540,007

Total Non-Convertible Bonds	—	509,400,113	2,581,833		511,981,946

Convertible Bonds*	—	87,136,135	—		87,136,135
Municipals*	—	3,582,742	—		3,582,742

Total Bonds and Notes	—	600,118,990	2,581,833		602,700,823

Loan Participations *	—	—	632,916	(a)	632,916
Senior Loans*	—	7,361,893	—		7,361,893
Common Stocks
Internet Software & Services	—	—	5,170	(b)	5,170
All Other Common Stocks*	71,506,285	—	—		71,506,285

Total Common Stocks	71,506,285	—	5,170		71,511,455

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	1,780,912	582,720	(a)	2,363,632
REITs— Mortgage	—	1,948,700	—		1,948,700
All Other Convertible Preferred Stocks*	7,023,209	—	—		7,023,209

Total Convertible Preferred Stocks	7,023,209	3,729,612	582,720		11,335,541

Non-Convertible Preferred Stocks
REITs— Warehouse/Industrials	—	206,930	—		206,930
All Other Non-Convertible Preferred Stocks*	1,979,798	—	—		1,979,798

Total Non-Convertible Preferred Stocks	1,979,798	206,930	—		2,186,728

Total Preferred Stocks	9,003,007	3,936,542	582,720		13,522,269

Warrants(c)	6,709	—	—		6,709
Short-Term Investments	—	28,873,778	—		28,873,778

Total	$80,516,001	$640,291,203	$3,802,639		$724,609,843

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Includes securities fair valued at zero using Level 2 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
Airlines	$—		$—	$—	$(226)	$—	$(12,816)	$169,302	$—	$156,260		$(226)
Chemicals	1,953,030		27,450	—	180,750	—	—	—	—	2,161,230		180,750
Independent Energy	—	(a)	20,352	—	(20,352)	—	—	—	—	—	(a)	(20,352)
Metals & Mining	1,659		7,164		(7,164)	—	—			1,659		(7,164)
Transportation Services	691,478		—	111,955	(108,952)	71,063	(502,860)	—	—			(1,787)
Loan Participations
ABS Other	642,558		—	(30)	(5,576)	—	(4,036)	—	—	632,916		(5,576)
Senior Loans
Wirelines	503,243		—	—	—	—	—	—	(503,243)	—		—
Common Stocks
Internet Software & Services	4,282		—	—	888	—	—	—	—	5,170		888
Preferred Stocks
Convertible Preferred Stocks
Midstream	—		—	—	45,196	—	—	537,524	—	582,720		45,196
Warrants	4,451		—	—	—	—	—	—	(4,451)	—		—

Total	$3,800,701		$54,966	$111,925	$84,564	$71,063	$(519,712)	$706,826	$(507,694)	$3,802,639		$191,729

Debt securities valued at $706,826 were transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $503,243 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Warrants valued at $4,451 were transferred from Level 3 to Level 1 during the period ended December 31, 2016. At September 30, 2016, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	8.8%
Independent Energy	8.4
Technology	6.8
Metals & Mining	6.1
Healthcare	5.9
Wirelines	5.9
Supermarkets	3.8
Electronic Equipment, Instruments & Components	3.7
Chemicals	3.6
Cable Satellite	3.3
Finance Companies	3.2
Semiconductors & Semiconductor Equipment	3.0
Aerospace & Defense	3.0
Midstream	2.5
Oil Field Services	2.4
Other Investments, less than 2% each	24.3
Short-Term Investments	3.9

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 99.2% of Net Assets
Non-Convertible Bonds – 99.1%
	ABS Car Loan – 8.8%
$89,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	$89,117
147,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	148,343
375,000	AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.730%, 3/08/2021	378,036
152,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.890%, 1/10/2022	153,890
72,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	72,398
160,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.240%, 4/08/2022	158,375
555,000	Americredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/08/2021	549,680
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	209,494
360,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	359,225
42,241	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	42,249
225,000	California Republic Auto Receivables Trust, Series 2016-2, Class A3, 1.560%, 7/15/2020	224,614
15,110	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	15,111
371,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	371,757
102,102	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	102,095
8,633	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	8,630
20,845	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	20,831
325,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3, 1.640%, 7/15/2021, 144A	322,428
43,720	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	43,706
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	469,469
242,195	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	242,533
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	275,530
800,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	804,087
275,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	272,846
322,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	324,052
362,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	364,732

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$470,000	Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.370%, 11/16/2020, 144A	$468,872
107,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	108,221
335,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	341,079
255,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A	263,302
440,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	436,854
37,293	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	37,325
1,529	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	1,529
16,302	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	16,301
28,135	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	28,133
290,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	291,132
195,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	198,556
135,000	Flagship Credit Auto Trust, Series 2016-3, Class B, 2.430%, 6/15/2021, 144A	133,780
160,000	Flagship Credit Auto Trust, Series 2016-4, Class B, 2.410%, 10/15/2021, 144A	158,176
230,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	231,923
115,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	115,982
705,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2016-2, Class A, 2.030%, 12/15/2027, 144A	693,353
590,000	GM Financial Automobile Leasing Trust, Series 2016-2, Class A3, 1.620%, 9/20/2019	589,436
490,000	Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4, 1.650%, 7/15/2020, 144A	486,392
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	594,999
120,000	NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.190%, 9/15/2021, 144A	119,024
265,174	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	265,293
505,000	Prestige Auto Receivables Trust, Series 2016-2A, Class A3, 1.760%, 1/15/2021, 144A	502,624
121,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/2021	122,162
188,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	188,518
500,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class B, 1.890%, 6/15/2021	497,240
103,933	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	103,601
800,000	Westlake Automobile Receivables Trust, Series 2016-3A, Class B, 2.070%, 12/15/2021, 144A	796,515

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$230,893	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	$230,685
640,000	World Omni Auto Receivables Trust, Series 2016-B, Class A3, 1.300%, 2/15/2022	631,354
		14,675,589
	ABS Credit Card – 2.2%
434,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	433,800
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	419,769
1,085,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/2022	1,064,948
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	266,708
470,000	Synchrony Credit Card Master Note Trust, Series 2016-3, Class A, 1.580%, 9/15/2022	464,097
501,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	514,614
555,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	550,329

		3,714,265

	ABS Home Equity – 1.4%
510,000	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	525,256
328,385	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	327,363
218,150	Colony American Homes, Series 2014-1A, Class A, 2.136%, 5/17/2031, 144A(b)	217,957
24,927	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.832%, 7/25/2021(b)(c)	22,885
16,287	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	16,510
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.606%, 10/25/2027(b)	507,159
214,919	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	213,947
16,068	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	16,163
186,909	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	186,858
300,710	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	300,082
85,296	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.010%, 5/01/2035(b)	87,720

		2,421,900

	ABS Other – 1.6%
29,570	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	29,526
132,638	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	132,811

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$38,619	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	$37,824
398,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	398,467
440,000	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	423,500
139,685	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	139,743
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	387,732
350,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	353,849
236,608	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	237,721
63,164	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	63,188
197,083	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	189,931
83,410	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	80,412
197,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	188,928

		2,663,632

	ABS Student Loan – 1.0%
397,668	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.682%, 7/25/2025(b)	396,069
148,493	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	148,053
488,890	SoFi Professional Loan Program LLC, Series 2015-C, Class A2, 2.510%, 8/25/2033, 144A	488,365
295,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A	295,670
360,759	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.882%, 7/25/2025(b)	361,903

		1,690,060

	Aerospace & Defense – 0.6%
125,000	Arconic, Inc., 6.750%, 7/15/2018	132,969
420,000	Northrop Grumman Corp., 3.200%, 2/01/2027	415,548
450,000	Rolls-Royce PLC, 2.375%, 10/14/2020, 144A	446,067

		994,584

	Agency Commercial Mortgage-Backed Securities – 4.2%
648,018	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(b)	692,667
509,476	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	533,429
701,647	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	697,481
369,995	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	374,609

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Agency Commercial Mortgage-Backed Securities – continued
$918,619	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	$926,928
321,775	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	324,260
1,304,975	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,311,424
1,014,484	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,013,600
625,673	FHLMC Multifamily Structured Pass Through Certificates, Series KLH2, Class A, 1.324%, 11/25/2022(b)	626,490
603,327	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	601,288

		7,102,176

	Airlines – 0.1%
145,000	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	139,562
66,705	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	73,395

		212,957

	Automotive – 2.2%
500,000	American Honda Finance Corp., MTN, 1.200%, 7/12/2019	491,112
447,000	American Honda Finance Corp., MTN, 1.600%, 7/13/2018	447,975
585,000	BMW U.S. Capital LLC, 1.850%, 9/15/2021, 144A	564,893
220,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	219,557
45,000	Delphi Automotive PLC, 3.150%, 11/19/2020	45,720
495,000	Ford Motor Co., 4.346%, 12/08/2026	500,197
360,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	355,378
326,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	322,393
331,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	334,976
103,000	Magna International, Inc., 3.625%, 6/15/2024	103,659
150,000	PACCAR Financial Corp., MTN, 1.200%, 8/12/2019	147,624
230,000	Toyota Motor Credit Corp., MTN, 1.550%, 10/18/2019	227,216

		3,760,700

	Banking – 14.0%
530,000	ABN AMRO Bank NV, 1.800%, 9/20/2019, 144A	522,670
985,000	Australia & New Zealand Banking Group Ltd., 2.550%, 11/23/2021	977,081
105,000	Bank of America Corp., 6.000%, 9/01/2017	108,043

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$116,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	$123,298
49,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	49,002
365,000	Bank of Montreal, MTN, 1.500%, 7/18/2019	360,219
415,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	402,145
545,000	Bank of Montreal, MTN, 2.100%, 12/12/2019	544,998
845,000	Bank of Nova Scotia (The), 1.650%, 6/14/2019	837,256
295,000	Bear Stearns Cos. LLC (The), 7.250%, 2/01/2018	312,180
750,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019	742,861
840,000	Citigroup, Inc., 2.900%, 12/08/2021	837,734
430,000	Citizens Bank NA, Series BKNT, 2.500%, 3/14/2019	432,666
250,000	Comerica Bank, 2.500%, 6/02/2020	249,908
970,000	Commonwealth Bank of Australia, 1.750%, 11/07/2019, 144A	961,916
485,000	Cooperatieve Rabobank UA, 4.625%, 12/01/2023	510,264
450,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 6/09/2023	449,504
349,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	345,471
780,000	Fifth Third Bank, Series BKNT, 1.625%, 9/27/2019	770,673
215,000	Goldman Sachs Group, Inc. (The), 2.750%, 9/15/2020	215,929
259,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	269,811
755,000	Goldman Sachs Group, Inc. (The), GMTN, 2.640%, 10/28/2027(b)	769,643
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	185,476
565,000	JPMorgan Chase & Co., 2.112%, 10/24/2023(b)	576,282
246,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	256,609
585,000	JPMorgan Chase Bank NA, 1.650%, 9/23/2019	579,181
555,000	Key Bank NA, Series BKNT, 1.600%, 8/22/2019	547,400
532,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	531,966
219,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	225,716
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	458,928

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$975,000	Morgan Stanley, MTN, 2.282%, 10/24/2023(b)	$985,833
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	565,777
295,000	National Bank of Canada, 2.100%, 12/14/2018	296,241
540,000	Nordea Bank AB, 1.625%, 9/30/2019, 144A	532,262
835,000	PNC Bank NA, 1.700%, 12/07/2018	833,489
317,000	Royal Bank of Canada, 1.400%, 10/13/2017	316,975
652,000	Royal Bank of Canada, GMTN, 1.625%, 4/15/2019	648,399
305,000	Santander Bank NA, 2.000%, 1/12/2018	304,873
529,000	Santander Holdings USA, Inc., 2.700%, 5/24/2019	528,597
365,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A	357,335
380,000	Santander UK PLC, 2.500%, 3/14/2019	382,219
815,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	827,588
370,000	Standard Chartered PLC, 4.050%, 4/12/2026, 144A	368,302
525,000	Svenska Handelsbanken AB, Series BKNT, 1.500%, 9/06/2019	516,922
335,000	Svenska Handelsbanken AB, Series BKNT, 1.875%, 9/07/2021	323,515
740,000	Toronto-Dominion Bank (The), GMTN, 1.450%, 9/06/2018	736,400
770,000	Wells Fargo Bank NA, 1.750%, 5/24/2019	766,277

		23,445,834

	Building Materials – 0.1%
107,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	107,688
40,000	Masco Corp., 3.500%, 4/01/2021	40,100
27,000	Masco Corp., 7.125%, 3/15/2020	30,375

		178,163

	Cable Satellite – 0.1%
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	197,694

	Chemicals – 0.5%
260,000	Air Liquide Finance S.A., 2.500%, 9/27/2026, 144A	244,123
107,000	Airgas, Inc., 3.050%, 8/01/2020	109,397

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$107,000	Albemarle Corp., 3.000%, 12/01/2019	$109,429
9,000	Eastman Chemical Co., 4.500%, 1/15/2021	9,505
385,000	Ecolab, Inc., 2.700%, 11/01/2026	366,566
45,000	Methanex Corp., 3.250%, 12/15/2019	44,306

		883,326

	Collateralized Mortgage Obligations – 2.0%
224,600	Government National Mortgage Association, Series 2014-H14, Class FA, 1.030%, 7/20/2064(b)	223,225
157,299	Government National Mortgage Association, Series 2014-H15, Class FA, 1.030%, 7/20/2064(b)	156,234
452,627	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	451,294
613,759	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	601,999
628,425	Government National Mortgage Association, Series 2016-H06, Class FC, 1.450%, 2/20/2066(b)	629,385
1,299,812	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.130%, 4/20/2066(b)	1,302,456

		3,364,593

	Construction Machinery – 0.7%
835,000	Caterpillar Financial Services Corp., 1.700%, 8/09/2021	802,026
174,000	John Deere Capital Corp., 2.450%, 9/11/2020	174,722
220,000	John Deere Capital Corp., MTN, 1.250%, 10/09/2019	216,080

		1,192,828

	Consumer Cyclical Services – 0.3%
225,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019	226,011
67,000	Western Union Co. (The), 3.350%, 5/22/2019	68,342
116,000	Western Union Co. (The), 3.650%, 8/22/2018	118,840

		413,193

	Diversified Manufacturing – 0.7%
430,000	3M Co., 2.250%, 9/19/2026	403,628
675,000	Honeywell International, Inc., 1.850%, 11/01/2021	659,630
80,000	Snap-on, Inc., 4.250%, 1/15/2018	82,314

		1,145,572

	Electric – 3.7%
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	117,924

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$197,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	$202,686
385,000	DTE Energy Co., 2.850%, 10/01/2026	357,667
510,000	Duke Energy Corp., 2.650%, 9/01/2026	475,997
130,000	Duke Energy Progress LLC, 1.146%, 3/06/2017(b)	130,032
451,000	Exelon Corp., 2.450%, 4/15/2021	445,580
179,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	181,129
116,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	120,067
395,000	Fortis, Inc., 2.100%, 10/04/2021, 144A	381,773
188,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	189,029
1,220,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.500%, 11/01/2019	1,209,768
280,000	NextEra Energy Capital Holdings, Inc., 1.649%, 9/01/2018	279,121
456,000	NextEra Energy Capital Holdings, Inc., Series F, 2.056%, 9/01/2017	458,009
273,000	Southern Co. (The), 2.750%, 6/15/2020	275,339
720,000	Southern Power Co., Series E, 2.500%, 12/15/2021	705,104
675,000	Virginia Electric & Power Co., Series B, 2.950%, 11/15/2026	656,157

		6,185,382

	Finance Companies – 0.4%
427,000	Ares Capital Corp., 3.625%, 1/19/2022	413,947
228,000	FS Investment Corp., 4.750%, 5/15/2022	227,349

		641,296

	Food & Beverage – 1.0%
9,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	9,581
200,000	Danone S.A., 2.589%, 11/02/2023, 144A	192,713
560,000	Dr Pepper Snapple Group, Inc., 3.130%, 12/15/2023	560,129
340,000	Flowers Foods, Inc., 3.500%, 10/01/2026	323,639
685,000	Kellogg Co., 2.650%, 12/01/2023	662,664

		1,748,726

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – 0.3%
$576,000	Japan Bank for International Cooperation, 2.250%, 11/04/2026	$542,608

	Government Owned—No Guarantee – 1.3%
397,000	Ecopetrol S.A., 5.875%, 9/18/2023	420,225
495,000	Export-Import Bank of Korea, 1.500%, 10/21/2019	488,124
445,000	Petroleos Mexicanos, 6.375%, 2/04/2021, 144A	473,925
780,000	Sinopec Group Overseas Development 2016 Ltd., 1.750%, 9/29/2019, 144A	767,442

		2,149,716

	Health Insurance – 1.0%
695,000	Aetna, Inc., 1.700%, 6/07/2018	694,356
1,010,000	UnitedHealth Group, Inc., 3.450%, 1/15/2027	1,025,988

		1,720,344

	Healthcare – 1.0%
565,000	Abbott Laboratories, 2.900%, 11/30/2021	563,390
565,000	Abbott Laboratories, 3.750%, 11/30/2026	561,097
41,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	42,535
245,000	Express Scripts Holding Co., 3.000%, 7/15/2023	237,163
183,000	Life Technologies Corp., 6.000%, 3/01/2020	199,357
94,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	100,336

		1,703,878

	Hybrid ARMs – 0.2%
63,308	FHLMC, 2.769%, 1/01/2035(b)	66,989
183,322	FHLMC, 3.016%, 5/01/2036(b)	195,184

		262,173

	Independent Energy – 0.2%
107,000	ConocoPhillips Co., 2.875%, 11/15/2021	107,816
179,000	Encana Corp., 6.500%, 5/15/2019	192,646
103,000	Newfield Exploration Co., 5.750%, 1/30/2022	108,536

		408,998

	Industrial Other – 0.3%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	438,977

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Integrated Energy – 0.8%
$ 340,000	BP Capital Markets PLC, 2.750%, 5/10/2023	$333,794
820,000	BP Capital Markets PLC, 3.216%, 11/28/2023	828,191
94,000	Shell International Finance BV, 1.625%, 11/10/2018	94,106

		1,256,091

	Life Insurance – 0.8%
165,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	165,162
402,000	Jackson National Life Global Funding, 3.050%, 4/29/2026, 144A	385,117
371,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	371,327
344,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/2018, 144A	345,709
63,000	Unum Group, 5.625%, 9/15/2020	68,607

		1,335,922

	Media Entertainment – 0.3%
95,000	Activision Blizzard, Inc., 2.300%, 9/15/2021, 144A	92,706
112,000	S&P Global, Inc, 3.300%, 8/14/2020	114,194
49,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	49,573
315,000	Time Warner, Inc., 3.800%, 2/15/2027	313,211

		569,684

	Metals & Mining – 0.1%
40,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	42,034
31,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	31,189
22,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	22,757

		95,980

	Midstream – 1.0%
116,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	118,900
255,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	255,934
125,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	122,938
246,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	252,423
255,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	279,891
160,000	Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/2023	158,187

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 45,000	TransCanada PipeLines Ltd., 2.500%, 8/01/2022	$43,944
220,000	Valero Energy Partners LP, 4.375%, 12/15/2026	221,971
143,000	Williams Partners LP, 3.600%, 3/15/2022	143,757

		1,597,945

	Mortgage Related – 2.7%
5,279	FHLMC, 3.000%, 10/01/2026	5,421
571	FHLMC, 6.500%, 1/01/2024	645
97	FHLMC, 8.000%, 7/01/2025	109
205	FNMA, 6.000%, 9/01/2021	210
246,770	GNMA, 4.289%, 2/20/2063	261,262
472,674	GNMA, 4.330%, 2/20/2063	498,134
196,556	GNMA, 4.481%, 10/20/2062	207,593
204,981	GNMA, 4.497%, 5/20/2062	214,906
440,478	GNMA, 4.500%, 4/20/2063	466,092
243,536	GNMA, 4.510%, 4/20/2063	257,744
281,183	GNMA, 4.512%, 5/20/2062	294,427
227,725	GNMA, 4.553%, 3/20/2062	238,224
270,471	GNMA, 4.565%, 2/20/2063	285,523
243,473	GNMA, 4.571%, 3/20/2063	257,567
156,353	GNMA, 4.591%, 7/20/2062	164,022
192,988	GNMA, 4.592%, 6/20/2062	202,417
408,277	GNMA, 4.619%, 11/20/2064	428,329
215,534	GNMA, 4.684%, 8/20/2061	222,474
535,257	GNMA, 4.687%, 5/20/2064	580,865
1,833	GNMA, 6.500%, 12/15/2023	2,093
272	GNMA, 8.500%, 9/15/2022	276
756	GNMA, 9.500%, 1/15/2019	795

		4,589,128

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Natural Gas – 0.6%
$ 107,000	NiSource Finance Corp., 6.125%, 3/01/2022	$123,400
965,000	Sempra Energy, 1.625%, 10/07/2019	952,557

		1,075,957

	Non-Agency Commercial Mortgage-Backed Securities – 8.0%
32,087	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	32,640
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	511,212
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	358,628
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	993,837
435,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	434,585
263,676	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	275,806
84,913	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	86,253
232,393	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	237,287
205,578	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	215,444
478,193	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	492,948
730,000	Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class A, 1.530%, 2/13/2032, 144A(b)	730,000
804,436	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	834,698
196,678	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/2039(b)	197,435
143,271	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.935%, 9/15/2039(b)	145,342
297,308	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	301,557
84,913	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	87,595
222,006	GP Portfolio Trust, Series 2014-GPP, Class A, 1.654%, 2/15/2027, 144A(b)	222,488
227,989	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	231,250
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)	334,795
835,161	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.793%, 8/10/2045(b)	840,361
236,862	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	245,006
299,739	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.753%, 6/15/2049(b)	301,545
45,806	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	45,818

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 120,665	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	$126,013
313,755	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.700%, 7/15/2031, 144A(b)	314,082
520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 2.404%, 7/15/2036, 144A(b)	523,913
266,056	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.826%, 6/12/2050(b)	268,297
155,669	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	156,033
263,676	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	275,529
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	130,567
520,364	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	521,529
185,000	SCG Trust, Series 2013-SRP1, Class B, 3.204%, 11/15/2026, 144A(b)	176,728
505,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	498,810
565,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 4/10/2046	577,780
357,528	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.707%, 6/15/2049(b)	359,703
372,071	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	374,764
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	203,849
216,190	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1.826%, 11/15/2029, 144A(b)	216,130
178,764	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	187,001
348,589	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	364,733

		13,431,991

	Oil Field Services – 0.0%
54,000	Schlumberger Holdings Corp., 3.625%, 12/21/2022, 144A	55,971

	Pharmaceuticals – 1.3%
22,000	Amgen, Inc., 2.200%, 5/22/2019	22,170
147,000	Eli Lilly & Co., 1.950%, 3/15/2019	147,913
259,000	Mylan, Inc., 4.200%, 11/29/2023	259,312
975,000	Pfizer, Inc., 3.000%, 12/15/2026	962,521
775,000	Shire Acquisitions Investments Ireland Designated Activity Co., 1.900%, 9/23/2019	765,175

		2,157,091

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.4%
$ 405,000	Allstate Corp. (The), 3.280%, 12/15/2026	$406,344
250,000	Arch Capital Finance LLC, 4.011%, 12/15/2026	253,598

		659,942

	Railroads – 0.6%
485,000	CSX Corp., 2.600%, 11/01/2026	454,016
206,000	CSX Corp., 3.700%, 10/30/2020	213,994
27,000	CSX Corp., 6.150%, 5/01/2037	33,168
215,000	Union Pacific Corp., 3.646%, 2/15/2024	224,455

		925,633

	Refining – 0.6%
970,000	HollyFrontier Corp., 5.875%, 4/01/2026	991,255

	REITs—Diversified – 0.2%
340,000	EPR Properties, 4.750%, 12/15/2026	336,678

	REITs—Health Care – 0.3%
478,000	HCP, Inc., 4.000%, 12/01/2022	492,060
31,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	30,889

		522,949

	REITs—Regional Malls – 0.7%
570,000	CBL & Associates LP, 5.950%, 12/15/2026	573,765
560,000	Simon Property Group LP, 3.250%, 11/30/2026	549,558

		1,123,323

	REITs—Single Tenant – 0.1%
179,000	Realty Income Corp., 5.875%, 3/15/2035	203,988

	Technology – 0.8%
49,000	Apple, Inc., 2.700%, 5/13/2022	49,311
139,000	Apple, Inc., 2.850%, 2/23/2023	139,866
120,000	Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	123,458
246,000	HP, Inc., 4.300%, 6/01/2021	257,459
72,000	Ingram Micro, Inc., 5.450%, 12/15/2024	67,751

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 89,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	$94,785
22,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	23,563
36,000	KLA-Tencor Corp., 4.125%, 11/01/2021	37,541
405,000	Pitney Bowes, Inc., 3.375%, 10/01/2021	393,208
67,000	Xerox Corp., 2.800%, 5/15/2020	65,847
89,000	Xerox Corp., 6.350%, 5/15/2018	93,831

		1,346,620

	Tobacco – 0.0%
31,000	Philip Morris International, Inc., 2.900%, 11/15/2021	31,416
5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	5,270

		36,686

	Transportation Services – 0.3%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	428,157

	Treasuries – 28.5%
2,350,900	U.S. Treasury Note, 1.125%, 2/28/2021	2,287,445
3,735,000	U.S. Treasury Note, 1.125%, 7/31/2021	3,610,404
4,730,000	U.S. Treasury Note, 1.125%, 8/31/2021	4,570,178
4,215,000	U.S. Treasury Note, 1.250%, 10/31/2021	4,087,235
5,966,200	U.S. Treasury Note, 1.375%, 1/31/2021	5,870,878
1,790,000	U.S. Treasury Note, 1.375%, 6/30/2023	1,700,360
6,101,000	U.S. Treasury Note, 1.500%, 8/15/2026	5,611,255
2,826,900	U.S. Treasury Note, 1.625%, 6/30/2020	2,828,226
355,000	U.S. Treasury Note, 1.625%, 10/31/2023	341,535
3,355,000	U.S. Treasury Note, 1.750%, 11/30/2021	3,329,968
1,219,500	U.S. Treasury Note, 1.875%, 8/31/2022	1,205,304
1,805,500	U.S. Treasury Note, 1.875%, 10/31/2022	1,781,521
1,695,000	U.S. Treasury Note, 2.000%, 11/15/2021	1,699,700
1,725,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,659,705

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
$ 3,900,000	U.S. Treasury Note, 2.125%, 12/31/2022	$3,897,867
3,390,000	U.S. Treasury Note, 2.125%, 11/30/2023	3,367,487

		47,849,068

	Wireless – 0.3%
185,000	Crown Castle International Corp., 4.875%, 4/15/2022	196,988
200,000	Crown Castle International Corp., 5.250%, 1/15/2023	215,250

		412,238

	Wirelines – 0.8%
185,000	AT&T, Inc., 3.600%, 2/17/2023	186,576
400,000	Deutsche Telekom International Finance BV, 1.500%, 9/19/2019, 144A	393,460
790,000	Orange S.A., 1.625%, 11/03/2019	777,438

		1,357,474

	Total Non-Convertible Bonds (Identified Cost $167,997,374)	166,218,935

Municipals – 0.1%
	New Jersey – 0.1%
45,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	45,138
230,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017	230,198
	Total Municipals (Identified Cost $275,000)	275,336

	Total Bonds and Notes (Identified Cost $168,272,374)	166,494,271

Principal Amount	Description	Value (†)
Short-Term Investments – 0.3%
$ 509,491	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $509,493 on 1/03/2017 collateralized by $535,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $520,255 including accrued interest(d) (Identified Cost $509,491)	509,491
	Total Investments – 99.5% (Identified Cost $168,781,865)(a)	167,003,762
	Other assets less liabilities – 0.5%	763,421

	Net Assets – 100.0%	$167,767,183

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$22,885	Less than 0.1%
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $169,086,370 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$585,298
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,667,906)

Net unrealized depreciation	$(2,082,608)

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.

(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of this security amounted to $22,885 or less than 0.01% of net assets.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $29,521,603 or 17.6% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$2,399,015	$22,885	(a)	$2,421,900
ABS Other	—	2,240,132	423,500	(b)	2,663,632
All Other Non-Convertible Bonds*	—	161,133,403	—		161,133,403

Total Non-Convertible Bonds	—	165,772,550	446,385		166,218,935

Municipals*	—	275,336	—		275,336

Total Bonds and Notes	—	166,047,886	446,385		166,494,271

Short-Term Investments	—	509,491	—		509,491

Total	$—	$166,557,377	$446,385		$167,003,762

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the brokerdealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$439,742	$—	$—	$—	$—	$—	$—	$(439,742)	$—	$—
ABS Home Equity	23,756	—	(5)	281	—	(1,147)	—	—	22,885	174
ABS Other	—	—	—	418	423,082	—	—	—	423,500	418

Total	$463,498	$—	$(5)	$699	$423,082	$(1,147)	$—	$(439,742)	$446,385	$592

A debt security valued at $439,742 was transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At December 31, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	28.5%
Banking	14.0
ABS Car Loan	8.8
Non-Agency Commercial Mortgage-Backed Securities	8.0
Agency Commercial Mortgage-Backed Securities	4.2
Electric	3.7
Mortgage Related	2.7
Automotive	2.2
ABS Credit Card	2.2
Collateralized Mortgage Obligations	2.0
Other Investments, less than 2% each	22.9
Short-Term Investments	0.3

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 87.5% of Net Assets
Non-Convertible Bonds – 82.7%
	ABS Home Equity – 0.0%
$ 46,965	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.905%, 7/25/2035(b)(c)	$42,932

	ABS Other – 3.5%
2,793,923	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)	2,761,793
9,678,624	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A	9,724,127
549,439	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	570,657
330,432	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	315,881
753,675	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	761,325

		14,133,783

	Aerospace & Defense – 0.2%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	570,399

	Airlines – 1.9%
292,419	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	299,730
510,293	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	521,867
122,101	Continental Airlines Pass Through Certificates, Series 2000-2, Class A-1, 7.707%, 10/02/2022	131,869
78,077	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	81,005
85,614	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	87,449
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	872,560
626,947	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	692,776
783,718	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	900,336
1,559,898	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	1,716,340
811,520	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	854,125
455,197	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	523,476
864,732	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	916,616

		7,598,149

	Automotive – 3.1%
840,000	Cummins, Inc., 5.650%, 3/01/2098	866,861

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$ 10,935,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	$11,082,349
200,000	General Motors Co., 5.200%, 4/01/2045	192,782
340,000	General Motors Co., 6.750%, 4/01/2046	398,715

		12,540,707

	Banking – 9.3%
2,875,000	Ally Financial, Inc., 4.125%, 2/13/2022	2,849,844
130,000	Bank of America Corp., 5.420%, 3/15/2017	130,942
800,000	Bank of America Corp., 5.490%, 3/15/2019	848,676
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	685,281
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	404,842
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	842,787
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	745,901
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,499,739
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,117,304
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	4,715,724
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	716,091
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,194,896
300,000	JPMorgan Chase & Co., EMTN, 0.816%, 5/30/2017, (GBP)(b)	369,022
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,415,233
665,000	Morgan Stanley, 2.500%, 1/24/2019	671,990
615,000	Morgan Stanley, 3.750%, 2/25/2023	631,694
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,245,069
840,000	Morgan Stanley, 5.750%, 1/25/2021	932,044
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,115,110
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,631,527
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	433,884
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	940,027
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,865,682

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	$52,739
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	343,362
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	106,241
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(f)	1,954,894

		37,460,545

	Brokerage – 1.2%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,373,002
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	952,548
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	479,265
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,011

		4,895,826

	Building Materials – 0.9%
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,095,466
285,000	Masco Corp., 7.750%, 8/01/2029	348,800
1,712,000	Owens Corning, 7.000%, 12/01/2036	2,029,840

		3,474,106

	Cable Satellite – 0.1%
15,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	13,972
185,000	Time Warner Cable LLC, 5.500%, 9/01/2041	188,073

		202,045

	Chemicals – 0.8%
2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	2,969,228
140,000	Methanex Corp., 5.250%, 3/01/2022	144,386

		3,113,614

	Collateralized Mortgage Obligations – 0.2%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	565,180
4,713	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020(c)	4,837

		570,017

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	513,572

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – 2.6%
$ 65,000	General Electric Co., GMTN, 3.100%, 1/09/2023	$65,876
12,895,000	General Electric Co., GMTN, 4.250%, 1/17/2018, (NZD)	9,059,385
600,000	General Electric Co., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	417,778
286,000	General Electric Co., Series A, MTN, 1.180%, 5/13/2024(b)	269,060
592,000	Snap-on, Inc., 6.700%, 3/01/2019	650,547

		10,462,646

	Electric – 2.1%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	895,119
818,032	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(d)(e)	243,299
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	472,246
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,704,588
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	733,673
1,322,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	1,476,912
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	645,536
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,424,435

		8,595,808

	Finance Companies – 2.7%
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	921,226
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,236,000
875,000	Navient Corp., MTN, 6.125%, 3/25/2024	849,844
490,000	Navient LLC, 4.875%, 6/17/2019	507,150
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,168,090
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	131,096
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	164,963
507,000	Navient LLC, MTN, 7.250%, 1/25/2022	536,786
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(d)(e)	810,975
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	615,582

		10,941,712

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Guaranteed – 1.1%
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	$3,994,217
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	527,895

		4,522,112

	Government Owned—No Guarantee – 0.5%
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	789,634
705,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	615,958
625,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	462,000

		1,867,592

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	19,745

	Healthcare – 0.6%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	713,141
1,520,000	HCA, Inc., 4.500%, 2/15/2027	1,493,400
42,000	HCA, Inc., 5.875%, 3/15/2022	45,255
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	245,340

		2,497,136

	Home Construction – 0.9%
2,536,000	PulteGroup, Inc., 6.000%, 2/15/2035	2,434,560
1,105,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,102,237

		3,536,797

	Hybrid ARMs – 0.0%
25,085	FNMA, 2.422%, 2/01/2037(b)	26,206
31,254	FNMA, 3.134%, 9/01/2036(b)	33,111

		59,317

	Independent Energy – 1.7%
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	46,460
42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	42,000
450,000	Continental Resources, Inc., 3.800%, 6/01/2024	415,125
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	78,400
1,632,000	EQT Corp., 6.500%, 4/01/2018	1,718,264

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$2,277,000	EQT Corp., 8.125%, 6/01/2019	$2,561,921
1,805,000	Noble Energy, Inc., 3.900%, 11/15/2024	1,818,756

		6,680,926

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	540,551

	Life Insurance – 2.5%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,911
71,000	American International Group, Inc., 4.875%, 6/01/2022	77,587
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A(d)(e)	1,987,069
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(e)	2,830,952
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(e)	2,216,615
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,707,642

		9,871,776

	Local Authorities – 1.6%
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,792,098
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,571,313
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,204,814

		6,568,225

	Media Entertainment – 0.5%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	247,566
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	652,652
50,000	Viacom, Inc., 4.375%, 3/15/2043	39,828
845,000	Viacom, Inc., 5.250%, 4/01/2044	768,731
305,000	Viacom, Inc., 5.850%, 9/01/2043	298,900

		2,007,677

	Metals & Mining – 1.8%
319,000	ArcelorMittal, 7.250%, 2/25/2022	359,673
1,750,000	ArcelorMittal, 7.750%, 3/01/2041	1,863,750
387,000	ArcelorMittal, 8.000%, 10/15/2039	424,671

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 1,717,000	Freeport-McMoRan, Inc., 6.500%, 11/15/2020, 144A	$1,764,217
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,622,057
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	957,356

		6,991,724

	Midstream – 3.5%
159,000	DCP Midstream LLC, 6.450%, 11/03/2036, 144A	159,000
1,330,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	1,482,843
1,265,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	1,569,038
152,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	170,095
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	660,896
8,400,000	ONEOK Partners LP, 4.900%, 3/15/2025	9,010,008
55,000	ONEOK Partners LP, 6.200%, 9/15/2043	61,152
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	621,405
500,000	Williams Partners LP, 3.350%, 8/15/2022	492,201

		14,226,638

	Mortgage Related – 0.0%
355	FHLMC, 10.000%, with various maturities in 2018(g)	370
886	FNMA, 6.000%, 12/01/2018	1,002
1,253	GNMA, 10.000%, 5/15/2018	1,259

		2,631

	Natural Gas – 0.4%
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,750,659

	Non-Agency Commercial Mortgage-Backed Securities – 2.2%
194,143	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.711%, 6/11/2040(b)	194,342
1,472,107	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/2039(b)	1,477,776
932,166	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.935%, 9/15/2039(b)	945,638
343,203	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	348,108
893,728	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	906,514
220,423	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.793%, 8/10/2045(b)	221,796

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
403,893	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	$300,532
676,817	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.753%, 6/15/2049(b)	680,895
260,296	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	260,363
140,754	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	141,070
484,981	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.275%, 1/11/2043(b)	502,464
3,515,000	Original Wempi, Inc., 4.309%, 2/13/2024, (CAD)	2,717,361
79,754	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	79,665
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.640%, 3/15/2044, 144A(b)	97,466

		8,873,990

	Packaging – 0.4%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,713,950

	Paper – 0.3%
704,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	901,868
175,000	WestRock MWV LLC, 7.550%, 3/01/2047(d)(e)	206,434
133,000	WestRock MWV LLC, 8.200%, 1/15/2030	173,628

		1,281,930

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 12.140%, 1/15/2033, 144A(b)(h)	40,020
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,708,724
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,807,629

		3,556,373

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(d)(e)	130,678

	REITs - Office Property – 0.2%
61,000	Highwoods Realty LP, 5.850%, 3/15/2017	61,516
816,000	Highwoods Realty LP, 7.500%, 4/15/2018	870,583

		932,099

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs—Single Tenant – 0.1%
$109,000	Realty Income Corp., 5.750%, 1/15/2021	$120,909
270,000	Realty Income Corp., 6.750%, 8/15/2019	301,746

		422,655

	Restaurants – 0.1%
463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	477,333

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	55,523

	Sovereigns – 2.4%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,770,420
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,816,158
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,872,083
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,263,141

		9,721,802

	Supermarkets – 0.7%
171,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	189,484
272,000	New Albertson’s, Inc., 7.450%, 8/01/2029	257,040
230,000	New Albertson’s, Inc., 7.750%, 6/15/2026	227,988
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	973,777
167,000	New Albertson’s, Inc., 8.700%, 5/01/2030	167,835
65,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	58,175
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,073,630

		2,947,929

	Supranational – 0.6%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,380,793

	Technology – 1.7%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,194,912
975,000	Ingram Micro, Inc., 5.250%, 9/01/2017	989,338
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	1,034,222
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	38,324

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$209,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	$256,422
1,125,000	Western Digital Corp., 7.375%, 4/01/2023, 144A	1,237,500

		6,750,718

	Transportation Services – 0.2%
76,000	APL Ltd., 8.000%, 1/15/2024(d)(e)	49,115
717,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	869,554

		918,669

	Treasuries – 23.4%
30,366,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	22,417,216
26,800,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	20,435,586
51,425,000	Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	339,772
87,450,000	Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	558,795
255,000(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,227,854
265,000(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,272,264
737,400(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	3,689,873
175,000(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	897,909
1,165,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	6,503,536
1,675,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,231,135
10,896,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,405,137
28,844,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,385,450
15,641,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	1,971,403
3,986,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,071,604
10,035,000	U.S. Treasury Note, 0.750%, 10/31/2017	10,025,989
13,000,000	U.S. Treasury Note, 0.750%, 4/30/2018	12,957,347
5,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	4,966,210

		94,357,080

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	464,718
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	175,775

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$66,495
25,000	Sprint Corp., 7.125%, 6/15/2024	25,750

		732,738

	Wirelines – 5.4%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,903,256
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,569,529
1,860,000	AT&T, Inc., 3.950%, 1/15/2025	1,863,222
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,415,156
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	168,330
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,499,827
926,000	Embarq Corp., 7.995%, 6/01/2036	868,125
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)(i)	72,241
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)(i)	32,369
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	403,275
1,856,000	Qwest Corp., 6.875%, 9/15/2033	1,772,129
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,319,975
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	431,638
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,471,175
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	611,817
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,495,731

		21,897,795

	Total Non-Convertible Bonds (Identified Cost $344,729,929)	333,411,422

Convertible Bonds – 4.2%
	Midstream – 0.0%
170,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	170,638

	Property & Casualty Insurance – 2.1%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,544,786

	Technology – 2.1%
2,759,000	Intel Corp., 3.250%, 8/01/2039	4,864,462

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	$705,259
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021	2,762,093

		8,331,814

	Total Convertible Bonds (Identified Cost $12,639,748)	17,047,238

Municipals – 0.6%
	Illinois – 0.1%
315,000	State of Illinois, 5.100%, 6/01/2033	278,403

	Michigan – 0.2%
715,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	658,265

	Virginia – 0.3%
1,595,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,270,274

	Total Municipals (Identified Cost $2,549,223)	2,206,942

	Total Bonds and Notes (Identified Cost $359,918,900)	352,665,602

Senior Loans – 0.5%
	Finance Companies – 0.5%
1,878,922	Flying Fortress, Inc., New Term Loan, 4/30/2020(j) (Identified Cost $1,878,922)	1,883,619

Shares
Common Stocks – 5.0%
	Automobiles – 0.3%
91,715	Ford Motor Co.	1,112,503

	Electronic Equipment, Instruments & Components – 4.3%
721,200	Corning, Inc.	17,503,524

	Metals & Mining – 0.2%
84,025	ArcelorMittal, (Registered)(h)	613,383

	Oil, Gas & Consumable Fuels – 0.2%
55,901	Repsol S.A., Sponsored ADR	788,204

	Total Common Stocks (Identified Cost $12,372,896)	20,017,614

Shares	Description	Value (†)
Preferred Stocks – 0.7%
Convertible Preferred Stocks – 0.4%
	Banking – 0.2%
714	Bank of America Corp., Series L, 7.250%	$833,095

	Energy – 0.1%
15,775	El Paso Energy Capital Trust I, 4.750%	783,229

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%(h)	202,328

	Total Convertible Preferred Stocks (Identified Cost $1,679,488)	1,818,652

Non-Convertible Preferred Stocks – 0.3%
	Electric – 0.1%
213	Connecticut Light & Power Co. (The), 2.200%	10,663
2,360	Union Electric Co., 4.500%	236,472

		247,135

	Metals & Mining – 0.2%
31,440	Arconic, Inc., 5.375%	947,916

	Total Non-Convertible Preferred Stocks (Identified Cost $1,585,757)	1,195,051

	Total Preferred Stocks (Identified Cost $3,265,245)	3,013,703

Principal Amount (‡)
Short-Term Investments – 5.7%
$15,547,261	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $15,547,313 on 1/03/2017 collateralized by $16,310,000 U.S.Treasury Note, 2.000% due 8/15/2025 valued at $15,860,480 including accrued interest(k)	15,547,261
7,500,000	U.S. Treasury Bills, 0.642%, 06/22/2017(l)	7,478,062

	Total Short-Term Investments (Identified Cost $23,024,274)	23,025,323

	Total Investments – 99.4% (Identified Cost $400,460,237)(a)	400,605,861
	Other assets less liabilities – 0.6%	2,323,249

	Net Assets – 100.0%	$402,929,110

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$11,236,930	2.8%	$47,769	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $401,939,552 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$30,792,840
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(32,126,531)

Net unrealized depreciation	$(1,333,691)

(b)	Variable rate security. Rate as of December 31, 2016 is disclosed.
(c)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $47,769 or less than 0.1% of net assets.
(d)	Illiquid security.
(e)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $11,236,930 or 2.8% of net assets.
(f)	Perpetual bond with no specified maturity date.
(g)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2016 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $52,162,693 or 12.9% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

• In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$42,932	(a)	$42,932
ABS Other	—	10,801,333	3,332,450	(b)	14,133,783
Collateralized Mortgage Obligations	—	565,180	4,837	(a)	570,017
All Other Non-Convertible Bonds*	—	318,664,690	—		318,664,690

Total Non-Convertible Bonds	—	330,031,203	3,380,219		333,411,422

Convertible Bonds*	—	17,047,238	—		17,047,238
Municipals*	—	2,206,942	—		2,206,942

Total Bonds and Notes	—	349,285,383	3,380,219		352,665,602

Senior Loans*	—	—	1,883,619	(b)	1,883,619
Common Stocks*	20,017,614	—	—		20,017,614
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	202,328	(b)	202,328
All Other Convertible Preferred Stocks*	1,616,324	—	—		1,616,324

Total Convertible Preferred Stocks	1,616,324	—	202,328		1,818,652

Non-Convertible Preferred Stocks
Electric	—	247,135	—		247,135
Metals & Mining	947,916	—	—		947,916

Total Non-Convertible Preferred Stocks	947,916	247,135	—		1,195,051

Total Preferred Stocks	2,564,240	247,135	202,328		3,013,703

Short-Term Investments	—	23,025,323	—		23,025,323

Total	$22,581,854	$372,557,841	$5,466,166		$400,605,861

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$43,515	$—	$(106)	$75	$—	$(552)	$—	$—	$42,932	$30
ABS Other	3,413,077	—	589	(35,734)	—	(45,482)	—	—	3,332,450	(35,058)
Collateralized Mortgage Obligations	5,603	—	(20)	(35)	—	(711)	—	—	4,837	(32)
Non-Agency Commercial Mortgage-Backed Securities	2,738,247	—	(3,436)	5,189	—	(2,740,000)	—	—	—	—
Transportation Services	426,481	—	12,190	(7,335)	—	(431,336)	—	—	—	—
Senior Loans
Finance Companies	—	—	—	4,697	1,878,922	—	—	—	1,883,619	4,697
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	15,693	—	—	186,635	—	202,328	15,693

Total	$6,626,923	$—	$9,217	$(17,450)	$1,878,922	$(3,218,081)	$186,635	$—	$5,466,166	$(14,670)

A debt security valued at $186,635 was transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2016 (Unaudited)

Treasuries	23.4%
Banking	9.5
Wirelines	5.4
Electronic Equipment, Instruments & Components	4.3
Technology	3.8
Midstream	3.6
ABS Other	3.5
Finance Companies	3.2
Automotive	3.1
Property & Casualty Insurance	3.0
Diversified Manufacturing	2.6
Life Insurance	2.5
Sovereigns	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.2
Electric	2.2
Metals & Mining	2.2
Other Investments, less than 2% each	16.8
Short-Term Investments	5.7

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

Currency Exposure Summary at December 31, 2016 (Unaudited)

United States Dollar	71.1%
Canadian Dollar	14.5
New Zealand Dollar	4.1
Mexican Peso	3.5
British Pound	2.0
Other, less than 2% each	4.2

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.1% of Net Assets
	ABS Car Loan – 12.2%
$1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,071,008
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	1,855,348
1,440,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.870%, 11/08/2021	1,447,955
5,060,000	Americredit Automobile Receivables Trust, Series 2016-4, Class C, 2.410%, 7/08/2022	5,013,955
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	643,117
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A(b)	2,623,665
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	298,770
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A(b)	4,361,563
2,430,000	California Republic Auto Receivables Trust, Series 2016-2, Class B, 2.520%, 5/16/2022	2,377,965
2,493,725	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	2,493,561
1,835,000	CarNow Auto Receivables Trust, Series 2015-1A, Class C, 3.880%, 4/15/2020, 144A	1,848,091
2,656,230	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	2,618,869
2,225,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,237,620
1,610,000	CPS Auto Receivables Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,609,606
1,745,000	CPS Auto Receivables Trust, Series 2016-A, Class D, 5.000%, 12/15/2021, 144A	1,748,769
4,025,000	CPS Auto Trust, Series 2016-D, Class D, 4.530%, 1/17/2023, 144A	3,966,788
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	451,190
2,274,527	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A(b)	2,277,698
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A(b)	4,007,715
6,770,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class B, 3.180%, 5/15/2024, 144A	6,804,585
2,010,000	Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.910%, 5/17/2021, 144A	2,043,174
7,550,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A	7,554,636
919,212	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A(b)	920,467
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,254,151
2,340,000	DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10/17/2022, 144A	2,382,464
5,040,000	DT Auto Owner Trust, Series 2016-4A, Class C, 2.740%, 10/17/2022, 144A	5,003,963

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$526,100	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	$526,545
141,888	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	141,832
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A(b)	4,209,947
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,004,243
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,927,191
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,551,023
1,535,000	Flagship Credit Auto Trust, Series 2015-2B, 3.080%, 12/15/2021, 144A	1,540,991
710,000	Flagship Credit Auto Trust, Series 2016-2, Class B, 3.840%, 9/15/2022, 144A	722,947
3,900,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A(b)	3,932,617
1,390,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,401,865
3,210,000	Hertz Vehicle Financing LLC, Series 2016-3A, Class A, 2.270%, 7/25/2020, 144A(b)	3,178,858
2,890,000	Honor Automobile Trust Securitization, Series 2016-1A, Class A, 2.940%, 11/15/2019, 144A	2,890,163
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,604,988
3,915,533	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A(b)	3,917,285
1,940,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	1,954,571
1,820,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/2021	1,825,014
5,060,000	Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.460%, 3/15/2022	5,034,128
1,515,000	Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.290%, 9/15/2021, 144A	1,530,396
2,795,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class C, 2.830%, 5/17/2021, 144A	2,801,345

		122,612,642

	ABS Credit Card – 1.7%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	2,008,832
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020(b)	5,008,086
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,465,405
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,019,489

		17,501,812

	ABS Home Equity – 3.6%
3,145,000	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A(b)	3,239,075
2,494,000	Bayview Opportunity Master Fund IVb Trust, Series 2016-SPL2, Class A, 4.000%, 6/28/2053, 144A(c)	2,566,577

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – continued
$1,512,966	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(c)	$1,504,109
2,839,568	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A(b)	2,830,723
1,500,000	Colony American Homes, Series 2014-1A, Class B, 2.336%, 5/17/2031, 144A(c)	1,493,390
125,514	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.832%, 7/25/2021(c)(d)	115,232
120,043	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	121,686
424,370	Countrywide Home Equity Loan Trust, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	414,948
6,025,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.606%, 10/25/2027(b)(c)	6,111,270
3,936,698	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 3.027%, 5/19/2034(b)(c)	3,951,881
2,025,000	Home Partners of America Trust, Series 2016-1, Class D, 4.036%, 3/17/2033, 144A(c)	2,046,523
851,841	Mill City Mortgage Trust, Series 2015-1, Class A1, 2.230%, 6/25/2056, 144A(c)	853,217
705,494	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(c)	702,305
152,784	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 2.905%, 7/25/2035(c)(d)	139,665
1,417,000	Progress Residential Trust, Series 2015-SFR3, 4.673%, 11/12/2032, 144A	1,446,118
97,066	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	93,319
437,060	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	401,498
19,045	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	18,003
2,120,399	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)(c)	2,119,828
2,153,712	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250%, 8/25/2055, 144A(c)	2,136,389
3,916,431	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.969%, 11/25/2036(c)	3,503,516

		35,809,272

	ABS Other – 4.2%
2,030,000	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(c)	2,014,775
1,157,910	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,116,741
2,117,288	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,120,063
888,720	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	889,258
419,016	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	410,387
1,540,000	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(c)	1,482,250
9,265,000	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(b)	9,240,444

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Other – continued
$4,160,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A	$4,380,300
2,332,263	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	2,346,024
4,196,452	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,216,181
413,867	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	414,065
175,800	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	174,936
2,866,197	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A	2,880,528
713,758	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	714,020
904,820	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	888,702
1,565,917	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,509,087
629,743	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	607,109
3,855,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A(b)	3,680,324
2,144,282	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 3.204%, 7/15/2041, 144A(c)	2,144,278
635,000	Verizon Owner Trust, Series 2016-1A, Class A, 1.420%, 1/20/2021, 144A	630,581

		41,860,053

	ABS Student Loan – 2.3%
2,348,324	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.796%, 7/01/2024(b)(c)	2,348,835
121,213	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	122,642
604,896	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 2.006%, 8/25/2032, 144A(c)	608,655
8,085,000	SoFi Professional Loan Program LLC, Series 2015-C, Class B, 3.580%, 8/25/2036, 144A(b)	7,990,780
3,220,000	SoFi Professional Loan Program LLC, Series 2016-B, Class A2B, 2.740%, 10/25/2032, 144A(b)	3,227,312
8,638,800	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.882%, 7/25/2025(b)(c)	8,666,185

		22,964,409

	Agency Commercial Mortgage-Backed Securities – 6.3%
1,619,979	Federal National Mortgage Association, Series 2015-M17, Class FA, 1.458%, 11/25/2022(c)	1,626,399
409,974,933	FHLMC Multifamily Structured Pass Through Certificates, Series K028, Class X1, 0.348%, 2/25/2023(b)(c)(e)	6,884,668
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)(c)	6,412,972
86,494,276	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.252%, 4/25/2023(b)(c)(e)	1,128,136
34,826,683	FHLMC Multifamily Structured Pass Through Certificates, Series K036, Class X1, 0.776%, 10/25/2023(c)(e)	1,481,799
12,191,481	FHLMC Multifamily Structured Pass Through Certificates, Series K038, Class X1, 1.187%, 3/25/2024(c)(e)	826,742

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$39,740,659	FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class X1, 0.737%, 9/25/2024(c)(e)	$1,840,489
45,933,136	FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class X1, 0.377%, 3/25/2025(c)(e)	1,220,907
74,987,261	FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class X1, 0.164%, 5/25/2025(c)(e)	955,645
37,578,593	FHLMC Multifamily Structured Pass Through Certificates, Series K049, Class X1, 0.613%, 7/25/2025(c)(e)	1,573,258
21,769,587	FHLMC Multifamily Structured Pass Through Certificates, Series K050, Class X1, 0.333%, 8/25/2025(c)(e)	538,443
42,959,329	FHLMC Multifamily Structured Pass Through Certificates, Series K051, Class X1, 0.552%, 9/25/2025(c)(e)	1,681,329
17,774,434	FHLMC Multifamily Structured Pass Through Certificates, Series K052, Class X1, 0.677%, 11/25/2025(c)(e)	829,611
9,784,247	FHLMC Multifamily Structured Pass Through Certificates, Series K053, Class X1, 0.893%, 12/25/2025(c)(e)	628,860
17,126,311	FHLMC Multifamily Structured Pass Through Certificates, Series K054, Class X1, 1.181%, 1/25/2026(c)(e)	1,446,048
7,729,164	FHLMC Multifamily Structured Pass Through Certificates, Series K055, Class X1, 1.369%, 3/25/2026(c)(e)	759,550
8,731,832	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class X1, 1.194%, 7/25/2026(c)(e)	767,971
8,755,620	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class X1, 0.931%, 8/25/2026 (c)(e)	614,674
26,151,780	FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, 0.318%, 9/25/2026(c)(e)	668,123
95,191,404	FHLMC Multifamily Structured Pass Through Certificates, Series K060, Class X1, 0.081%, 10/25/2026(c)(e)	823,044
15,778,281	FHLMC Multifamily Structured Pass Through Certificates, Series K152, Class X1, 0.952%, 1/25/2031(c)(e)	1,414,272
3,488,979	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.376%, 1/25/2023(c)(e)	202,204
52,563,570	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class X, 0.309%, 8/25/2025(c)(e)	885,896
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,711,924
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,199,829
13,807,764	Government National Mortgage Association, Series 2014-101, Class IO, 0.874%, 4/16/2056(c)(e)	818,291
19,079,958	Government National Mortgage Association, Series 2014-86, Class IO, 0.854%, 4/16/2056(c)(e)	1,015,006
73,145,389	Government National Mortgage Association, Series 2015-146, Class IB, 0.868%, 7/16/2055(b)(c)(e)	4,338,458
17,856,605	Government National Mortgage Association, Series 2015-171, Class IO, 0.894%, 11/16/2055(c)(e)	1,194,255
27,556,672	Government National Mortgage Association, Series 2015-189, Class IG, 0.933%, 1/16/2057(c)(e)	1,856,278
39,455,879	Government National Mortgage Association, Series 2015-32, Class IO, 0.919%, 9/16/2049(c)(e)	2,503,010
13,935,812	Government National Mortgage Association, Series 2015-68, Class IO, 0.817%, 7/16/2057(c)(e)	867,734
48,243,628	Government National Mortgage Association, Series 2015-70, Class IO, 1.114%, 12/16/2049(b)(c)(e)	3,293,655
40,771,192	Government National Mortgage Association, Series 2015-73, Class IO, 0.859%, 11/16/2055(c)(e)	2,532,727

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$57,200,393	Government National Mortgage Association, Series 2016-6, Class IO, 0.755%, 2/16/2051(b)(c)(e)	$3,066,136

		63,608,343

	Collateralized Mortgage Obligations – 22.2%
147,494	Federal Home Loan Mortgage Corp., REMIC, Series 1673, Class SE, 8.390%, 2/15/2024(c)(d)	165,083
115,369	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)(d)	127,301
1,315,407	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 13.240%, 6/15/2023(c)	1,557,903
520,283	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 5.000%, 7/15/2033	558,780
233,991	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(d)(e)	60,664
263,544	Federal Home Loan Mortgage Corp., REMIC, Series 2725, Class SC, 8.150%, 11/15/2033(c)(d)	275,519
4,020,425	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.954%, 10/15/2034(b)(c)	4,030,109
7,444,567	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,210,864
4,035,943	Federal Home Loan Mortgage Corp., REMIC, Series 3013, Class AS, 16.627%, 5/15/2035(b)(c)	5,431,716
8,996,855	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 6.496%, 5/15/2036(b)(c)(e)	2,008,308
2,583,579	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class BI, 5.546%, 2/15/2038(c)(d)(e)	400,409
1,861,817	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class WS, 14.344%, 2/15/2038(b)(c)	2,402,339
1,810,849	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 3.181%, 6/15/2048(b)(c)(e)	1,758,621
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037(d)	493,746
2,002,524	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.240%, 12/15/2036(b)(c)(e)	2,080,199
1,570,760	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 1.204%, 12/15/2037(c)	1,578,324
1,990,874	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 8.492%, 1/15/2041(b)(c)	2,369,274
392,994	Federal Home Loan Mortgage Corp., REMIC, Series 3808, Class SH, 7.967%, 2/15/2041(c)	387,813
2,422,375	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 1.104%, 5/15/2037(b)(c)	2,432,043
1,800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4041, Class ES, 20.481%, 8/15/2040(b)(c)	3,124,998
5,827,470	Federal Home Loan Mortgage Corp., REMIC, Series 4097, 5.446%, 8/15/2032(c)(e)	780,754
1,820,000	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class QP, 3.000%, 5/15/2043	1,751,837
1,872,064	Federal Home Loan Mortgage Corp., REMIC, Series 4238, Class FD, 1.004%, 2/15/2042(c)	1,867,698
19,526,666	Federal Home Loan Mortgage Corp., REMIC, Series 4321, Class BS, 1.892%, 6/15/2039(c)(e)	1,288,223
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	696,728
394,240	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)(d)	421,395

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$468,551	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)(d)	$491,985
1,399,000	Federal Home Loan Mortgage Corp., REMIC, Series 4480, Class NB, 3.500%, 6/15/2045	1,385,388
747,759	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(d)(e)	137,042
1,331,706	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 1.104%, 11/15/2040(c)	1,330,367
324,565	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 6.494%, 1/25/2024(c)(d)(e)	39,839
1,679,506	Federal National Mortgage Association, REMIC, Series 2005-22, Class DG, 5.721%, 4/25/2035(c)	1,767,091
3,361,375	Federal National Mortgage Association, REMIC, Series 2006-46, Class SK, 21.428%, 6/25/2036(b)(c)	4,912,541
191,584	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 6.544%, 8/25/2036(c)(d)(e)	33,482
885,751	Federal National Mortgage Association, REMIC, Series 2008-15, Class AS, 29.220%, 8/25/2036(c)	1,580,739
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,025,271
2,469,609	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.482%, 8/25/2038(b)(c)	2,556,870
602,255	Federal National Mortgage Association, REMIC, Series 2008-87, Class LD, 4.694%, 11/25/2038(c)	636,049
1,514,950	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 2.840%, 3/25/2039(b)(c)	1,509,426
141,217	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024(d)	147,476
405,498	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.746%, 12/25/2039(c)(d)	396,317
4,618,797	Federal National Mortgage Association, REMIC, Series 2010-95, Class FB, 1.156%, 9/25/2040(b)(c)	4,625,788
458,025	Federal National Mortgage Association, REMIC, Series 2011-100, Class SH, 7.083%, 11/25/2040(c)	534,506
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 10.307%, 7/25/2043(c)	2,050,443
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.225%, 3/25/2043(c)	869,449
746,123	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 4.720%, 4/25/2033(c)	721,044
5,873,479	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.394%, 8/25/2042(b)(c)(e)	992,493
176,393	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)(d)	179,127
1,868,085	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(b)(c)	1,980,100
687,206	Federal National Mortgage Association, REMIC, Series 2015-55, Class KT, 5.500%, 5/25/2041(c)	702,108
2,918,236	Federal National Mortgage Association, REMIC, Series 2016-26, Class KL, 4.500%, 11/25/2042(b)(c)	2,701,938
2,264,331	Federal National Mortgage Association, REMIC, Series 2016-32, Class TG, 4.500%, 1/25/2043(b)(c)	2,130,918
978,631	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(d)(e)	238,685
210,734	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)(e)	52,769

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$1,061,563	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(d)(e)	$248,501
197,569	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(d)(e)	38,576
2,206,378	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(d)(e)	490,020
918,616	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(d)(e)	191,359
545,033	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(d)(e)	117,380
1,131,128	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(d)(e)	247,510
534,849	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(d)(e)	116,530
647,993	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(d)(e)	149,519
783,286	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(d)(e)	179,159
723,738	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(d)(e)	142,922
341,296	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)(e)	65,186
461,775	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(d)(e)	103,795
294,394	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)(e)	65,137
88,191	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(d)(e)	17,716
2,616,801	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)(e)	499,367
862,298	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(d)(e)	183,617
815,544	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)(e)	173,925
762,848	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)(e)	108,927
446,221	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(d)(e)	84,346
72,457	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(c)(d)(e)	13,817
10,906,413	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class X1, 1.369%, 12/25/2021(c)(e)	600,450
5,078,032	Government National Mortgage Association, Series 2006-46, Class IO, 0.447%, 4/16/2046(c)(d)(e)	76,653
4,540,600	Government National Mortgage Association, Series 2006-51, Class IO, 0.739%, 8/16/2046(b)(c)(d)(e)	157,029
10,736,870	Government National Mortgage Association, Series 2009-114, Class IO, 0.015%, 10/16/2049(c)(d)(e)	104,311
248,241	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(d)	285,832
11,442,744	Government National Mortgage Association, Series 2010-124, Class X, 1.018%, 12/16/2052 (b)(c)(d)(e)	205,736
402,222	Government National Mortgage Association, Series 2010-49, Class IA, 1.510%, 10/16/2052(c)(d)(e)	23,640
760,298	Government National Mortgage Association, Series 2010-H20, Class AF, 0.860%, 10/20/2060(c)	752,056

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,810,305	Government National Mortgage Association, Series 2010-H22, Class FE, 0.880%, 5/20/2059(b)(c)	$2,793,222
9,645,954	Government National Mortgage Association, Series 2011-119, Class IO, 0.676%, 8/16/2051(c)(d)(e)	277,794
40,270,396	Government National Mortgage Association, Series 2011-121, Class IO, 0.780%, 6/16/2043(b)(c)(d)(e)	898,058
22,750,105	Government National Mortgage Association, Series 2011-161, Class IO, 0.817%, 4/16/2045(c)(e)	641,903
10,845,506	Government National Mortgage Association, Series 2011-38, Class IO, 0.073%, 4/16/2053(b)(c)(d)(e)	201,423
3,571,011	Government National Mortgage Association, Series 2011-53, Class IO, 0.379%, 5/16/2051(b)(c)(d)(e)	99,292
1,352,553	Government National Mortgage Association, Series 2011-H01, Class AF, 0.980%, 11/20/2060(c)	1,343,381
637,173	Government National Mortgage Association, Series 2011-H21, Class FT, 1.370%, 10/20/2061(c)	636,880
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.388%, 9/16/2050(c)(e)	1,218,040
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.288%, 9/16/2050(c)(d)(e)	863,458
63,144,118	Government National Mortgage Association, Series 2012-142, Class IO, 1.059%, 4/16/2054(b)(c)(e)	3,030,886
22,003,047	Government National Mortgage Association, Series 2012-23, Class IO, 1.022%, 6/16/2053(b)(c)(d)(e)	806,342
39,525,716	Government National Mortgage Association, Series 2012-55, Class IO, 0.885%, 4/16/2052(b)(c)(e)	1,266,949
22,944,559	Government National Mortgage Association, Series 2012-70, Class IO, 0.586%, 8/16/2052(b)(c)(d)(e)	685,379
20,409,412	Government National Mortgage Association, Series 2012-79, Class IO, 0.822%, 3/16/2053(c)(d)(e)	947,288
8,362,112	Government National Mortgage Association, Series 2012-H08, Class FA, 1.130%, 1/20/2062(b)(c)	8,350,063
2,443,006	Government National Mortgage Association, Series 2012-H20, Class BA, 1.090%, 9/20/2062(b)(c)	2,436,180
339,673	Government National Mortgage Association, Series 2012-H24, Class FE, 1.130%, 10/20/2062(c)	338,211
18,632,717	Government National Mortgage Association, Series 2012-H24, Class HI, 1.186%, 10/20/2062(c)(e)	818,093
4,722,153	Government National Mortgage Association, Series 2012-H26, Class BA, 0.880%, 10/20/2062(b)(c)	4,670,409
2,079,016	Government National Mortgage Association, Series 2012-H27, Class FA, 0.930%, 10/20/2062(c)	2,060,910
2,902,630	Government National Mortgage Association, Series 2012-H30, Class GA, 0.880%, 12/20/2062(b)(c)	2,872,020
5,922,923	Government National Mortgage Association, Series 2013-175, Class IO, 0.793%, 5/16/2055(c)(d)(e)	238,429
23,901,210	Government National Mortgage Association, Series 2013-H16, Class AI, 1.615%, 7/20/2063(c)(e)	1,434,073
16,353,277	Government National Mortgage Association, Series 2013-H18, Class EI, 1.712%, 7/20/2063(c)(e)	1,238,761
2,844,827	Government National Mortgage Association, Series 2013-H18, Class JI, 1.380%, 8/20/2063(c)(d)(e)	146,170
321,719	Government National Mortgage Association, Series 2013-H22, Class FT, 1.320%, 4/20/2063(c)	323,998
44,434,049	Government National Mortgage Association, Series 2014-130, Class IB, 0.911%, 8/16/2054(b)(c)(e)	2,456,345

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$291,846	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)	$294,913
43,914,352	Government National Mortgage Association, Series 2014-24, Class IX, 0.810%, 1/16/2054(b)(c)(e)	2,058,064
28,334,064	Government National Mortgage Association, Series 2014-70, Class IO, 1.026%, 3/16/2049(b)(c)(e)	1,472,895
15,265,483	Government National Mortgage Association, Series 2014-H03, Class FS, 1.180%, 2/20/2064(b)(c)	15,273,356
4,433,834	Government National Mortgage Association, Series 2014-H05, Class FB, 1.130%, 12/20/2063(b)(c)	4,426,474
3,757,140	Government National Mortgage Association, Series 2014-H06, Class FA, 1.100%, 3/20/2064(b)(c)	3,747,569
8,020,674	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.601%, 6/20/2064(b)(c)	8,885,953
3,487,009	Government National Mortgage Association, Series 2014-H14, Class FA, 1.030%, 7/20/2064(b)(c)	3,465,670
2,562,791	Government National Mortgage Association, Series 2014-H15, Class FA, 1.030%, 7/20/2064(b)(c)	2,545,437
47,066,553	Government National Mortgage Association, Series 2015-120, Class IO, 0.927%, 3/16/2057(b)(c)(e)	3,111,029
2,219,570	Government National Mortgage Association, Series 2015-39, Class SN, 3.472%, 3/20/2045(b)(c)	2,277,670
4,910,406	Government National Mortgage Association, Series 2015-H05, Class FA, 0.830%, 4/20/2061(b)(c)	4,875,999
6,397,552	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065(b)	6,274,972
1,954,616	Government National Mortgage Association, Series 2015-H29, Class FA, 1.230%, 10/20/2065(c)	1,954,370
105,090	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.591%, 9/20/2065(c)(d)	114,303
1,479,424	Government National Mortgage Association, Series 2015-H30, Class FA, 1.210%, 8/20/2061(c)	1,477,893
1,770,000	Government National Mortgage Association, Series 2016-17, Class GT, 5.000%, 8/20/2045(c)	1,640,418
4,657,735	Government National Mortgage Association, Series 2016-H06, Class FC, 1.450%, 2/20/2066(b)(c)	4,664,855
29,629,408	Government National Mortgage Association, Series 2016-H09, Class JI, 2.238%, 4/20/2066(b)(c)(e)	3,310,160
5,815,713	Government National Mortgage Association, Series 2016-H10, Class FJ, 1.130%, 4/20/2066(b)(c)	5,827,546
2,977,345	Government National Mortgage Association, Series 2016-H13, Class FT, 1.319%, 5/20/2066(b)(c)	2,972,601
511,508	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.561%, 8/20/2063(c)(d)	539,456
505,659	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.509%, 8/20/2066(c)(d)	562,390
508,439	Government National Mortgage Association, Series 2016-H19, Class EZ, 5.049%, 6/20/2061(c)(d)	562,089
2,836,294	Government National Mortgage Association, Series 2016-H19, Class FC, 0.930%, 8/20/2066(b)(c)	2,830,339
4,511,332	Government National Mortgage Association, Series 2016-H19, Class FE, 0.900%, 6/20/2061(b)(c)	4,496,113
2,932,999	Government National Mortgage Association, Series 2016-H19, Class FJ, 0.930%, 9/20/2063(b)(c)	2,916,726

		223,106,132

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – 1.5%
$226,677	FHLMC, 2.762%, 1/01/2036(b)(c)	$240,165
104,321	FHLMC, 2.769%, 1/01/2035(b)(c)	110,386
1,979,636	FHLMC, 2.771%, 6/01/2035(b)(c)	2,085,701
1,704,248	FHLMC, 3.070%, 2/01/2037(b)(c)	1,820,167
634,944	FNMA, 2.422%, 2/01/2037(b)(c)	663,306
910,034	FNMA, 2.663%, 9/01/2034(b)(c)	956,490
235,510	FNMA, 2.670%, 10/01/2035(b)(c)	241,717
2,491,177	FNMA, 2.759%, 6/01/2034(b)(c)	2,628,692
1,978,078	FNMA, 2.926%, 8/01/2038(b)(c)	2,096,794
4,071,145	FNMA, 2.937%, 9/01/2037(b)(c)	4,306,991
400,772	FNMA, 3.134%, 9/01/2036(b)(c)	424,592

		15,575,001

	Mortgage Related – 46.7%
1,977,628	Federal Home Loan Mortgage Corp., REMIC, Series 3417, Class VS, 15.742%, 2/15/2038(b)(c)	2,671,887
4,159,766	FHLMC, 3.500%, with various maturities from 2042 to 2046(b)(f)	4,276,467
873,405	FHLMC, 4.000%, 9/01/2045	918,017
73,129	FHLMC, 5.000%, 9/01/2035	79,971
4,129,865	FNMA, 4.000%, with various maturities from 2041 to 2052(f)	4,340,390
1,833,303	FNMA, 4.500%, 5/01/2045	1,973,679
567,241	FNMA, 5.500%, 8/01/2034(b)	644,289
6,465	FNMA, 6.000%, 10/01/2034	7,372
28,000,000	FNMA (TBA), 2.500%, 2/01/2032(g)	28,012,577
17,200,000	FNMA (TBA), 3.000%, 2/01/2047(g)	17,060,850
74,545,000	FNMA (TBA), 3.500%, 2/01/2047(g)	76,287,782
121,695,000	FNMA (TBA), 4.000%, 2/01/2047(g)	127,767,866
746,895	GNMA, 1.051%, 8/20/2063(c)	744,508
1,969,793	GNMA, 2.226%, 2/20/2061(c)	2,041,622
462,486	GNMA, 2.257%, 7/20/2060(c)	479,210
340,459	GNMA, 2.279%, 9/20/2060(c)	353,741

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$2,730,622	GNMA, 2.544%, 2/20/2063(b)(c)	$2,852,608
1,160,485	GNMA, 2.896%, 6/20/2065(c)	1,241,735
1,463,356	GNMA, 4.289%, 3/20/2063	1,544,840
1,783,773	GNMA, 4.430%, 5/20/2063	1,894,347
3,870,643	GNMA, 4.432%, 2/20/2063(b)	4,081,523
1,468,391	GNMA, 4.457%, 8/20/2063	1,558,576
1,637,414	GNMA, 4.481%, 2/20/2062	1,717,467
2,107,656	GNMA, 4.482%, 4/20/2063	2,237,150
2,111,039	GNMA, 4.485%, 4/20/2063	2,231,864
947,666	GNMA, 4.504%, 7/20/2062	992,901
1,523,724	GNMA, 4.513%, 4/20/2066	1,644,196
1,722,160	GNMA, 4.518%, 1/20/2062	1,801,379
1,191,820	GNMA, 4.519%, 1/20/2063	1,257,287
2,991,644	GNMA, 4.528%, 12/20/2061(b)	3,125,149
4,600,354	GNMA, 4.531%, 6/20/2064(b)	4,943,231
491,725	GNMA, 4.532%, 1/20/2063	519,746
738,166	GNMA, 4.534%, 1/20/2064	777,691
1,799,731	GNMA, 4.546%, with various maturities in 2061(f)	1,875,759
1,513,520	GNMA, 4.548%, with various maturities from 2061 to 2062(f)	1,581,315
3,797,336	GNMA, 4.554%, 12/20/2064(b)	4,088,305
4,869,922	GNMA, 4.560%, 3/20/2063(b)	5,153,112
533,110	GNMA, 4.562%, 2/20/2066	574,225
892,500	GNMA, 4.566%, 9/20/2063	956,952
6,383,460	GNMA, 4.568%, 7/20/2065(b)	6,905,651
4,466,171	GNMA, 4.573%, 6/20/2063(b)	4,746,626
4,179,598	GNMA, 4.579%, 3/20/2062(b)	4,367,401
1,141,129	GNMA, 4.607%, 6/20/2061	1,183,162
914,231	GNMA, 4.611%, 7/20/2062	959,951

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$869,644	GNMA, 4.619%, 10/20/2061	$902,150
886,666	GNMA, 4.627%, 6/20/2062	930,061
595,853	GNMA, 4.630%, 3/20/2062	623,249
1,559,036	GNMA, 4.646%, 8/20/2061	1,616,498
850,285	GNMA, 4.650%, 11/20/2063	916,424
958,577	GNMA, 4.657%, 3/20/2062	1,001,880
4,500,920	GNMA, 4.666%, 10/20/2061(b)	4,683,304
8,732,314	GNMA, 4.672%, 2/20/2062(b)	9,145,809
1,122,524	GNMA, 4.673%, 10/20/2064	1,214,241
10,317,492	GNMA, 4.682%, 12/20/2061(b)	10,792,451
1,185,924	GNMA, 4.684%, 8/20/2061	1,224,110
2,293,474	GNMA, 4.687%, with various maturities from 2062 to 2064(f)	2,462,979
5,798,117	GNMA, 4.700%, with various maturities in 2061(b)(f)	5,998,238
561,798	GNMA, 4.701%, 11/20/2063	587,271
2,953,594	GNMA, 4.707%, 7/20/2063(b)	3,090,094
604,580	GNMA, 4.718%, 12/20/2063	654,345
1,986,832	GNMA, 4.727%, 6/20/2061(b)	2,059,148
1,086,160	GNMA, 4.751%, 8/20/2062	1,136,807
694,322	GNMA, 4.797%, 5/20/2061	718,002
3,315,374	GNMA, 4.807%, 5/20/2061(b)	3,418,808
673,048	GNMA, 4.906%, 1/20/2062	710,763
141,489	GNMA, 5.500%, with various maturities in 2059(f)	144,587
733,986	GNMA, 6.551%, 5/20/2061	755,706
15,500,000	GNMA (TBA), 3.000%, 2/01/2047(g)	15,668,622
15,600,000	GNMA (TBA), 3.500%, 2/01/2047(g)	16,192,008
4,065,209	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,072,691
2,427,358	Government National Mortgage Association, Series 2013-H13, Class SI, 1.287%, 6/20/2063(c)(d)(e)	127,341
24,856,634	Government National Mortgage Association, Series 2014-H24, Class HI, 0.938%, 9/20/2064(c)(e)	1,180,690

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$12,502,176	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.628%, 10/20/2064(b)(c)	$14,144,457
16,742,819	Government National Mortgage Association, Series 2015-H04, Class FL, 1.000%, 2/20/2065(b)(c)	16,603,850
2,529,334	Government National Mortgage Association, Series 2015-H12, Class FL, 0.760%, 5/20/2065(b)(c)	2,496,295
6,001,621	Government National Mortgage Association, Series 2015-H19, Class FA, 0.730%, 4/20/2063(b)(c)	5,987,903
739,081	Government National Mortgage Association, Series 2015-H28, Class JZ, 5.007%, 3/20/2065(c)	801,805
21,857,948	Government National Mortgage Association, Series 2016-H01, Class AI, 2.215%, 1/20/2066(c)(e)	2,199,456

		468,736,420

	Non-Agency Commercial Mortgage-Backed Securities – 17.4%
48,067	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	48,062
44,291	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	44,263
1,204,876	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/2051	1,225,623
242,011	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	242,146
11,215,582	CDGJ Commercial Mortgage Trust, Series 2014-BXCH, 2.104%, 12/15/2027, 144A(b)(c)	11,250,782
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.738%, 2/15/2031, 144A(c)	3,062,806
2,554,962	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(b)(c)	2,561,610
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 1.504%, 3/15/2029, 144A(b)(c)	2,996,902
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,239,257
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047(b)	2,798,141
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 4.454%, 5/13/2031, 144A(c)(h)(i)	2,732,932
1,300,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,368,813
8,255,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class A5, 3.765%, 2/10/2049(b)	8,565,541
3,015,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 3.704%, 10/15/2034, 144A(c)	3,022,117
3,871,648	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.687%, 6/15/2039(b)(c)	3,886,560
1,252,085	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.935%, 9/15/2039(c)	1,270,181
7,367,298	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	7,472,587
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.062%, 2/15/2041(b)(c)	4,191,120
2,543,969	GP Portfolio Trust, Series 2014-GPP, Class A, 1.654%, 2/15/2027, 144A(b)(c)	2,549,498
10,752,289	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	10,906,121
5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.435%, 12/10/2027, 144A(b)(c)	5,185,047

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(b)(c)	$5,686,595
10,369,680	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.793%, 8/10/2045(b)(c)	10,434,250
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046(b)(c)	3,802,751
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047(b)	3,315,197
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.604%, 10/15/2029, 144A(b)(c)	6,412,284
368,922	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047(b)	368,666
2,030,078	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.753%, 6/15/2049(c)	2,042,312
292,846	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	292,922
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,700,149
3,445,097	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.700%, 7/15/2031, 144A(b)(c)	3,448,677
3,025,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.204%, 7/15/2036, 144A(b)(c)	3,043,892
5,529,836	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	5,542,761
5,189,305	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	5,292,791
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047(b)	3,542,387
5,861,141	Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	5,974,972
6,771,096	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)(c)	6,786,263
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.473%, 6/15/2044, 144A(c)	1,030,245
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.584%, 3/11/2031, 144A(c)	3,345,620
680,000	SCG Trust, Series 2013-SRP1, Class A, 2.104%, 11/15/2026, 144A(c)	680,001
905,000	SCG Trust, Series 2013-SRP1, Class B, 3.204%, 11/15/2026, 144A(c)	864,534
2,100,000	Starwood Retail Property Trust, Inc., 1.924%, 11/15/2027, 144A(c)	2,084,827
6,500,000	Starwood Retail Property Trust, Inc., 2.354%, 11/15/2027, 144A(b)(c)	6,292,844
635,586	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043(b)	634,874
6,632,283	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	6,680,276
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048(b)	4,116,989

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047(b)	$4,846,519

		174,883,707

	Total Bonds and Notes (Identified Cost $1,205,727,835)	1,186,657,791

Short-Term Investments – 9.1%
10,000,000	Federal Home Loan Bank Discount Notes, 0.320%, 2/01/2017(b)(j)	9,995,970
14,000,000	Federal Home Loan Bank Discount Notes, 0.360%, 2/09/2017(b)(j)	13,992,804
10,000,000	Federal Home Loan Bank Discount Notes, 0.410%, 2/06/2017(b)(j)	9,995,280
20,400,000	Federal Home Loan Bank Discount Notes, 0.480%, 2/22/2017(b)(j)	20,385,842
25,000,000	Federal National Mortgage Association Discount Notes, 0.360%, 3/01/2017(b)(j)	24,979,425
11,566,581	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $11,566,620 on 1/03/2017 collateralized by $12,135,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $11,800,547 including accrued interest(k)	11,566,581

	Total Short-Term Investments (Identified Cost $90,925,371)	90,915,902

	Total Investments – 127.2% (Identified Cost $1,296,653,206)(a)	1,277,573,693
	Other assets less liabilities – (27.2)%	(273,054,147)

	Net Assets – 100.0%	$1,004,519,546

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of December 31, 2016, securities of the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,732,932	0.3%	$16,003,226	1.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized depreciation on investments based on a cost of $1,296,653,206 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,107,697
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,187,210)

Net unrealized depreciation	$(19,079,513)

At September 30, 2016, the Fund had a long-term capital loss carryforward of $5,365,047 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(c)	Variable rate security. Rate as of December 31, 2016 is disclosed.

(d)	Fair valued by the Fund’s adviser. At December 31, 2016, the value of these securities amounted to $16,003,226 or 1.6% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund’s had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(h)	Illiquid security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2016, the value of these securities amounted to $2,732,932 or 0.3% of net assets.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the value of Rule 144A holdings amounted to $240,562,322 or 23.9% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At December 31, 2016, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	3/22/2017	432	$57,915,000	$(217,341)
10 Year U.S. Treasury Note	3/22/2017	510	63,383,437	(352,154)
30 Year U.S. Treasury Bond	3/22/2017	119	17,928,094	(196,180)

Total				$(765,675)

At December 31, 2016, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	3/31/2017	243	$52,655,062	$33,737
5 Year U.S. Treasury Note	3/31/2017	523	61,538,305	179,310

Total				$213,047

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$32,060,030	$3,749,242	(a)	$35,809,272
ABS Other	—	39,488,545	2,371,508	(b)	41,860,053
Collateralized Mortgage Obligations	—	201,611,825	21,494,307	(c)	223,106,132
Mortgage Related	—	465,228,933	3,507,487	(d)	468,736,420
All Bonds and Notes*	—	417,145,914	—		417,145,914

Total Bonds and Notes	—	1,155,535,247	31,122,544		1,186,657,791

Short-Term Investments	—	90,915,902	—		90,915,902

Total Investments	—	1,246,451,149	31,122,544		1,277,573,693

Futures Contracts (unrealized appreciation)	213,047	—	—		213,047

Total	$213,047	$1,246,451,149	$31,122,544		$1,277,786,740

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(765,675)	$—	$—	$(765,675)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($2,566,577) or fair valued by the Fund’s adviser ($1,182,665).
(b)	Valued using broker-dealer bid prices.
(c)	Valued using broker-dealer bid prices ($6,801,087) or fair valued by the Fund’s adviser ($14,693,220).
(d)	Valued using broker-dealer bid prices ($3,380,146) or fair valued by the Fund’s adviser ($127,341).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or December 31, 2016:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2016
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,037,047	$—	$—	$—	$—	$—	$—	$(5,037,047)	$—	$—
ABS Home Equity	1,303,154	—	36,260	(31,800)	2,566,577	(124,949)	—	—	3,749,242	482
ABS Other	4,046,953	—	672	623	1,480,787	(97,302)	—	(3,060,225)	2,371,508	1,366
Collateralized Mortgage Obligations	18,241,211	—	(1,010,193)	(919,504)	2,001,832	(776,360)	3,957,321	—	21,494,307	(934,874)
Mortgage Related	3,754,871	—	(32,468)	(214,916)	—	—	—	—	3,507,487	(214,915)
Non-Agency Commercial Mortgage-Backed Securities	5,374,722	—	(6,990)	12,268	—	(5,380,000)	—	—	—	—

Total	$37,757,958	$—	$(1,012,719)	$(1,153,329)	$6,049,196	$(6,378,611)	$3,957,321	$(8,097,272)	$31,122,544	$(1,147,941)

Debt securities valued at $8,097,272 were transferred from Level 3 to Level 2 during the period ended December 31, 2016. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At December 31, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $3,957,321 were transferred from Level 2 to Level 3 during the period ended December 31, 2016. At September 30, 2016, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2016, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

All transfers are recognized as of the beginning of the reporting period.

The significant unobservable inputs used for those securities fair valued by the adviser and categorized in Level 3 as of December 31, 2016, were as follows:

Description	Valuation Technique(s)	Unobservable Input		Unobservable Input Value(s)	Value
Bonds and Notes
ABS Home Equity	Market Discount	Discount Rate	[1]	1.50 – 3.50%	$1,182,665
Collateralized Mortgage Obligations	Market Discount	Discount Rate	[1]	1.00 – 3.00%	14,693,220
Mortgage Related	Market Discount	Discount Rate	[1]	1.25%	127,341

Total					$16,003,226

[1]	Securities are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would result in a lower fair value measurement, and vice versa.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended December 31, 2016, the Fund used futures contracts to manage duration and to hedge against changes in interest rates.

The following is a summary of derivative instruments for the Fund, as of December 31, 2016:

Assets	Unrealized appreciation on futures contracts
Exchange traded/cleared asset derivatives Interest rate contracts	$213,047

Liabilities	Unrealized depreciation on futures contracts
Exchange traded/cleared liability derivatives Interest rate contracts	$(765,675)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of December 31, 2016:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,183,324	$2,183,324

Industry Summary at December 31, 2016 (Unaudited)

Mortgage Related	46.7%
Collateralized Mortgage Obligations	22.2
Non-Agency Commercial Mortgage-Backed Securities	17.4
ABS Car Loan	12.2
Agency Commercial Mortgage-Backed Securities	6.3
ABS Other	4.2
ABS Home Equity	3.6
ABS Student Loan	2.3
Other Investments, less than 2% each	3.2
Short-Term Investments	9.1

Total Investments	127.2
Other assets less liabilities (including futures contracts)	(27.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of December 31, 2016 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Aerospace & Defense – 2.1%
292,757	Aerojet Rocketdyne Holdings, Inc.(b)	$5,254,988
257,814	BWX Technologies, Inc.	10,235,216
272,965	DigitalGlobe, Inc.(b)	7,820,447

		23,310,651

	Auto Components – 2.7%
98,847	Adient PLC(b)	5,792,434
136,200	Cooper Tire & Rubber Co.	5,291,370
183,745	Fox Factory Holding Corp.(b)	5,098,924
311,349	Horizon Global Corp.(b)	7,472,376
68,795	LCI Industries	7,412,661

		31,067,765

	Banks – 19.2%
319,894	BancorpSouth, Inc.	9,932,709
203,931	Bank of the Ozarks, Inc.	10,724,731
258,326	Bryn Mawr Bank Corp.	10,888,441
322,640	Cathay General Bancorp	12,269,999
217,763	Chemical Financial Corp.	11,796,222
533,038	CVB Financial Corp.	12,222,561
484,727	First Financial Bancorp	13,790,483
150,066	First Financial Bankshares, Inc.	6,782,983
411,049	Home BancShares, Inc.	11,414,831
173,656	IBERIABANK Corp.	14,543,690
168,106	LegacyTexas Financial Group, Inc.	7,238,644
247,775	PacWest Bancorp	13,488,871
177,536	Pinnacle Financial Partners, Inc.	12,303,245
284,947	Popular, Inc.	12,486,378
156,062	Prosperity Bancshares, Inc.	11,202,131
91,261	Signature Bank(b)	13,707,402
123,418	Texas Capital Bancshares, Inc.(b)	9,675,971
255,353	Triumph Bancorp, Inc.(b)	6,677,481
226,625	Wintrust Financial Corp.	16,446,176

		217,592,949

	Beverages – 0.4%
439,837	Cott Corp.	4,983,353

	Building Products – 2.3%
87,946	Apogee Enterprises, Inc.	4,710,388
153,765	Armstrong World Industries, Inc.(b)	6,427,377
100,699	Gibraltar Industries, Inc.(b)	4,194,113
111,434	Masonite International Corp.(b)	7,332,357
43,166	Patrick Industries, Inc.(b)	3,293,566

		25,957,801

	Capital Markets – 1.2%
178,383	Donnelley Financial Solutions, Inc.(b)	4,099,241

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
191,907	Stifel Financial Corp.(b)	$9,585,755

		13,684,996

	Chemicals – 1.9%
292,262	AdvanSix, Inc.(b)	6,470,681
120,054	Cabot Corp.	6,067,529
118,130	Minerals Technologies, Inc.	9,125,542

		21,663,752

	Commercial Services & Supplies – 4.6%
94,019	Clean Harbors, Inc.(b)	5,232,157
267,502	KAR Auction Services, Inc.	11,400,935
294,782	Kimball International, Inc.	5,176,372
102,095	Knoll, Inc.	2,851,513
187,241	LSC Communications, Inc.	5,557,313
301,240	R.R. Donnelley & Sons Co.	4,916,237
238,745	Viad Corp.	10,528,655
234,643	West Corp.	5,809,761

		51,472,943

	Communications Equipment – 1.7%
243,219	ARRIS International PLC(b)	7,328,188
217,697	Calix, Inc.(b)	1,676,267
343,605	Digi International, Inc.(b)	4,724,569
709,626	Viavi Solutions, Inc.(b)	5,804,741

		19,533,765

	Construction & Engineering – 1.2%
40,518	Argan, Inc.	2,858,545
73,974	MYR Group, Inc.(b)	2,787,341
219,918	Quanta Services, Inc.(b)	7,664,142

		13,310,028

	Construction Materials – 1.0%
224,413	Summit Materials, Inc., Class A(b)	5,338,786
94,184	U.S. Concrete, Inc.(b)	6,169,052

		11,507,838

	Consumer Finance – 0.5%
145,279	PRA Group, Inc.(b)	5,680,409

	Distributors – 0.8%
219,700	Core-Mark Holding Co., Inc.	9,462,479

	Diversified Consumer Services – 0.6%
125,539	DeVry Education Group, Inc.	3,916,817
277,662	Houghton Mifflin Harcourt Co.(b)	3,012,632

		6,929,449

	Diversified Financial Services – 0.7%
577,201	FNFV Group(b)	7,907,654

	Electric Utilities – 1.1%
200,898	ALLETE, Inc.	12,895,643

Shares	Description	Value (†)
Common Stocks – continued
	Electrical Equipment – 0.3%
45,465	AZZ, Inc.	$2,905,213

	Electronic Equipment, Instruments & Components – 4.8%
107,123	Belden, Inc.	8,009,587
229,042	II-VI, Inc.(b)	6,791,095
83,204	Kimball Electronics, Inc.(b)	1,514,313
118,871	Littelfuse, Inc.	18,041,051
213,702	Methode Electronics, Inc.	8,836,578
58,638	Rogers Corp.(b)	4,503,985
146,249	VeriFone Systems, Inc.(b)	2,592,995
282,576	Vishay Intertechnology, Inc.	4,577,731

		54,867,335

	Energy Equipment & Services – 2.8%
202,033	Bristow Group, Inc.	4,137,636
240,094	Natural Gas Services Group, Inc.(b)	7,719,022
326,184	RPC, Inc.	6,461,705
240,166	U.S. Silica Holdings, Inc.	13,612,609

		31,930,972

	Food & Staples Retailing – 0.9%
245,864	SpartanNash Co.	9,721,463

	Food Products – 1.7%
311,985	Darling Ingredients, Inc.(b)	4,027,726
27,071	J&J Snack Foods Corp.	3,612,084
142,046	Post Holdings, Inc.(b)	11,419,078

		19,058,888

	Health Care Equipment & Supplies – 1.0%
71,870	Cynosure, Inc., Class A(b)	3,277,272
210,698	Halyard Health, Inc.(b)	7,791,612

		11,068,884

	Health Care Providers & Services – 0.8%
263,440	PharMerica Corp.(b)	6,625,516
16,151	WellCare Health Plans, Inc.(b)	2,213,979

		8,839,495

	Hotels, Restaurants & Leisure – 3.4%
278,250	Carrols Restaurant Group, Inc.(b)	4,243,313
76,273	Churchill Downs, Inc.	11,475,273
24,829	Cracker Barrel Old Country Store, Inc.	4,145,946
130,415	Marriott Vacations Worldwide Corp.	11,065,713
118,520	Six Flags Entertainment Corp.	7,106,459

		38,036,704

	Household Durables – 0.7%
88,268	Helen of Troy Ltd.(b)	7,454,233

	Household Products – 0.4%
295,958	HRG Group, Inc.(b)	4,605,106

	Industrial Conglomerates – 0.6%
265,130	Raven Industries, Inc.	6,681,276

Shares	Description	Value (†)
Common Stocks – continued
	Insurance – 3.6%
125,076	Atlas Financial Holdings, Inc.(b)	$2,257,622
371,538	Employers Holdings, Inc.	14,712,905
107,467	First American Financial Corp.	3,936,516
172,223	ProAssurance Corp.	9,678,933
78,516	Reinsurance Group of America, Inc., Class A	9,879,668

		40,465,644

	Internet & Direct Marketing Retail – 1.7%
449,741	1-800-Flowers.com, Inc., Class A(b)	4,812,229
81,135	HSN, Inc.	2,782,930
101,668	Liberty Expedia Holdings, Inc., Series A(b)	4,033,170
217,697	Liberty Ventures, Series A(b)	8,026,488

		19,654,817

	Internet Software & Services – 1.0%
176,033	CommerceHub, Inc., Series C(b)	2,645,776
92,993	IAC/InterActiveCorp(b)	6,025,016
212,128	IntraLinks Holdings, Inc.(b)	2,867,971

		11,538,763

	IT Services – 4.1%
305,516	Booz Allen Hamilton Holding Corp.	11,019,962
92,476	CSG Systems International, Inc.	4,475,838
90,390	DST Systems, Inc.	9,685,288
136,906	Euronet Worldwide, Inc.(b)	9,916,102
105,245	Perficient, Inc.(b)	1,840,735
80,186	WEX, Inc.(b)	8,948,758

		45,886,683

	Life Sciences Tools & Services – 1.2%
336,621	Albany Molecular Research, Inc.(b)	6,315,010
308,530	VWR Corp.(b)	7,722,506

		14,037,516

	Machinery – 3.7%
72,415	Alamo Group, Inc.	5,510,781
170,875	Albany International Corp., Class A	7,911,512
65,445	Altra Industrial Motion Corp.	2,414,921
109,685	John Bean Technologies Corp.	9,427,426
121,275	RBC Bearings, Inc.(b)	11,255,533
64,477	Standex International Corp.	5,664,304

		42,184,477

	Marine – 0.5%
78,077	Kirby Corp.(b)	5,192,120

	Media – 1.9%
482,936	E.W. Scripps Co. (The), Class A(b)	9,335,153
133,851	John Wiley & Sons, Inc., Class A	7,294,879
353,515	National CineMedia, Inc.	5,207,276

		21,837,308

	Metals & Mining – 1.0%
507,316	Ferroglobe PLC	5,494,232

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – continued
507,316	Ferroglobe R&W Trust(b)(c)	$—
135,487	Haynes International, Inc.	5,824,586

		11,318,818

	Multi-Utilities – 0.9%
180,993	NorthWestern Corp.	10,293,072

	Oil, Gas & Consumable Fuels – 1.9%
248,165	Gulfport Energy Corp.(b)	5,370,291
340,418	QEP Resources, Inc.(b)	6,267,095
1,103,597	Synergy Resources Corp.(b)	9,833,049

		21,470,435

	Pharmaceuticals – 0.7%
119,559	Akorn, Inc.(b)	2,609,973
208,513	Catalent, Inc.(b)	5,621,510

		8,231,483

	Professional Services – 1.3%
112,479	FTI Consulting, Inc.(b)	5,070,553
57,421	Insperity, Inc.	4,074,020
204,386	Korn/Ferry International	6,015,080

		15,159,653

	REITs—Apartments – 1.8%
179,360	American Campus Communities, Inc.	8,926,747
114,710	Mid-America Apartment Communities, Inc.	11,232,403

		20,159,150

	REITs—Health Care – 0.2%
101,140	Sabra Healthcare REIT, Inc.	2,469,839

	REITs—Hotels – 0.5%
283,562	Hersha Hospitality Trust	6,096,583

	REITs—Shopping Centers – 1.1%
588,668	Retail Opportunity Investments Corp.	12,438,555

	REITs—Single Tenant – 0.6%
159,592	National Retail Properties, Inc.	7,053,966

	REITs—Storage – 1.4%
351,530	CubeSmart	9,410,458
72,288	Life Storage, Inc.	6,163,275

		15,573,733

	REITs—Warehouse/Industrials – 0.5%
133,931	CyrusOne, Inc.	5,990,734

	Road & Rail – 1.7%
94,752	Avis Budget Group, Inc.(b)	3,475,503
94,380	Genesee & Wyoming, Inc., Class A(b)	6,550,916
108,812	Old Dominion Freight Line, Inc.(b)	9,334,982

		19,361,401

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.4%
150,576	Advanced Energy Industries, Inc.(b)	$8,244,036
138,917	Mellanox Technologies Ltd.(b)	5,681,705
132,532	Semtech Corp.(b)	4,181,385
367,420	Teradyne, Inc.	9,332,468

		27,439,594

	Software – 1.2%
224,280	Synchronoss Technologies, Inc.(b)	8,589,924
146,376	Verint Systems, Inc.(b)	5,159,754

		13,749,678

	Specialty Retail – 1.7%
182,803	Barnes & Noble, Inc.	2,038,254
152,653	Camping World Holdings, Inc., Class A	4,974,961
135,400	Genesco, Inc.(b)	8,408,340
161,351	Sally Beauty Holdings, Inc.(b)	4,262,893

		19,684,448

	Technology Hardware, Storage & Peripherals – 0.3%
138,125	Cray, Inc.(b)	2,859,188

	Thrifts & Mortgage Finance – 1.0%
131,644	Federal Agricultural Mortgage Corp., Class C	7,539,252
137,964	OceanFirst Financial Corp.	4,143,059

		11,682,311

	Transportation Infrastructure – 0.3%
33,630	Macquarie Infrastructure Corp.	2,747,571

	Total Common Stocks (Identified Cost $723,356,810)	1,106,708,584

Closed-End Investment Companies – 0.6%
462,007	Hercules Capital, Inc. (Identified Cost $6,009,463)	6,518,919

Principal Amount
Short-Term Investments – 2.6%
$ 29,321,490	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2016 at 0.030% to be repurchased at $29,321,588 on 1/03/2017 collateralized by $30,760,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $29,912,224 including accrued interest(d) (Identified Cost $29,321,490)	29,321,490

Description	Value (†)
Total Investments – 100.8% (Identified Cost $758,687,763)(a)	$1,142,548,993
Other assets less liabilities – (0.8)%	(9,420,176)

Net Assets – 100.0%	$1,133,128,817

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At December 31, 2016, the net unrealized appreciation on investments based on a cost of $758,687,763 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$406,225,805
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,364,575)

Net unrealized appreciation	$383,861,230

(b)	Non-income producing security.
(c)	Illiquid security.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2016, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2016, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,106,708,584	$—	$—	$1,106,708,584
Closed-End Investment Companies	6,518,919	—	—	6,518,919
Short-Term Investments	—	29,321,490	—	29,321,490

Total	$1,113,227,503	$29,321,490	$—	$1,142,548,993

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended December 31, 2016 there were no transfers among Levels 1, 2 and 3.

Industry Summary at December 31, 2016 (Unaudited)

Banks	19.2%
Electronic Equipment, Instruments & Components	4.8
Commercial Services & Supplies	4.6
IT Services	4.1
Machinery	3.7
Insurance	3.6
Hotels, Restaurants & Leisure	3.4
Energy Equipment & Services	2.8
Auto Components	2.7
Semiconductors & Semiconductor Equipment	2.4
Building Products	2.3
Aerospace & Defense	2.1
Other Investments, less than 2% each	42.5
Short-Term Investments	2.6

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	February 22, 2017

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 22, 2017